CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
28,847	ACTIVISION BLIZZARD, INC.	$1,476,722	2,682,771
5,002	ALPHABET, INC., CLASS A(b)	2,292,897	10,316,725
4,079	ALPHABET, INC., CLASS C(b)	1,734,443	8,437,942
2,000	ALTICE U.S.A., INC., CLASS A(b)	43,775	65,060
135,632	AT&T, INC.	3,480,829	4,105,581
300	CABLE ONE, INC.	113,966	548,508
590	CHARTER COMMUNICATIONS, INC., CLASS A(b)	292,304	364,042
4,718	CINEMARK HOLDINGS, INC.(b)	52,438	96,294
57,795	COMCAST CORP., CLASS A	632,884	3,127,288
54,186	DISCOVERY, INC., CLASS A(b)	1,150,730	2,354,924
5,100	DISH NETWORK CORP., CLASS A(b)	163,688	184,620
27,466	ELECTRONIC ARTS, INC.	2,377,943	3,718,072
33,564	FACEBOOK, INC., CLASS A(b)	2,425,319	9,885,605
300	IAC/INTERACTIVECORP(b)	11,572	64,893
3,574	INTERPUBLIC GROUP OF (THE) COS., INC.	55,609	104,361
788	LIBERTY BROADBAND CORP., CLASS C(b)	51,084	118,318
5,832	LIBERTY GLOBAL PLC, CLASS A(b)(c)	42,377	149,649
7,374	LIBERTY GLOBAL PLC, CLASS C(b)(c)	51,974	188,332
1,800	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS C(b)	45,464	77,922
5,522	LIONS GATE ENTERTAINMENT CORP., CLASS A(b)	95,171	82,554
165,227	LUMEN TECHNOLOGIES, INC.	1,662,872	2,205,780
4,046	MATCH GROUP, INC.(b)	234,961	555,840
4,811	NETFLIX, INC.(b)	1,723,497	2,509,706
7,900	NEW YORK TIMES (THE) CO., CLASS A	402,865	399,898
2,375	NEWS CORP., CLASS A	7,170	60,396
700	NEXSTAR MEDIA GROUP, INC., CLASS A	44,492	98,301
2,195	OMNICOM GROUP, INC.	52,802	162,759
3,303	PINTEREST, INC., CLASS A(b)	244,160	244,521
257	ROKU, INC.(b)	45,736	83,723
1,300	SPOTIFY TECHNOLOGY S.A.(b)(c)	185,547	348,335
926	TAKE-TWO INTERACTIVE SOFTWARE, INC.(b)	184,665	163,624
1,544	TEGNA, INC.	7,743	29,074
23,087	T-MOBILE U.S., INC.(b)	1,511,343	2,892,570
3,305	TRIPADVISOR, INC.(b)	56,130	177,776
9,852	TWITTER, INC.(b)	231,498	626,883
67,275	VERIZON COMMUNICATIONS, INC.	2,992,841	3,912,041
22,070	VIACOMCBS, INC., CLASS B	926,006	995,357
27,007	WALT DISNEY (THE) CO.(b)	679,844	4,983,332
12,380	ZILLOW GROUP, INC., CLASS C(b)	1,563,552	1,604,943
6,930	ZYNGA, INC., CLASS A(b)	68,439	70,755
		29,417,352	68,799,075	10.25%
Consumer Discretionary:
1,500	ADVANCE AUTO PARTS, INC.	53,557	275,235
5,649	AMAZON.COM, INC.(b)	6,268,124	17,478,458
5,476	APTIV PLC(b)(c)	739,674	755,140
2,400	ARAMARK	47,393	90,672
1,100	AUTOLIV, INC.(b)(c)	13,982	102,080
13,174	AUTONATION, INC.(b)	340,741	1,228,080
800	AUTOZONE, INC.(b)	571,776	1,123,440
57,075	BEST BUY CO., INC.	3,242,872	6,552,781
1,400	BIG LOTS, INC.	15,477	95,620
1,206	BOOKING HOLDINGS, INC.(b)	1,725,856	2,809,787
11,464	BORGWARNER, INC.	318,786	531,471
628	BURLINGTON STORES, INC.(b)	68,198	187,646
3,068	CARMAX, INC.(b)	33,093	407,001
13,535	CARNIVAL CORP.(b)	157,667	359,219
1,926	CARTER'S, INC.(b)	156,040	171,279
2,300	CARVANA CO.(b)	419,338	603,520
4,600	D.R. HORTON, INC.	22,057	409,952
2,326	DARDEN RESTAURANTS, INC.	108,803	330,292
3,545	DICK'S SPORTING GOODS, INC.	140,126	269,952
3,389	DOLLAR GENERAL CORP.	248,398	686,679
5,224	DOLLAR TREE, INC.(b)	52,773	597,939
1,100	DOMINO'S PIZZA, INC.	154,333	404,569
106,530	EBAY, INC.	4,283,621	6,523,897
1	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
1,383	ETSY, INC.(b)	$276,395	278,910
822	EXPEDIA GROUP, INC.(b)	13,985	141,483
47,886	EXTENDED STAY AMERICA, INC.	658,532	945,748
959	FLOOR & DECOR HOLDINGS, INC., CLASS A(b)	27,966	91,565
19,572	FOOT LOCKER, INC.	464,589	1,100,925
22,163	FORD MOTOR CO.(b)	72,511	271,497
1,300	FRONTDOOR, INC.(b)	30,172	69,875
3,967	GAP (THE), INC.(b)	30,461	118,137
5,273	GARMIN LTD.(c)	188,068	695,245
15,381	GENERAL MOTORS CO.(b)	415,311	883,792
15,000	GENTEX CORP.	106,860	535,050
3,450	GENUINE PARTS CO.	102,424	398,786
15,839	HANESBRANDS, INC.	138,414	311,553
400	HASBRO, INC.	10,206	38,448
1,600	HILTON WORLDWIDE HOLDINGS, INC.(b)	115,613	193,472
15,600	HOME DEPOT (THE), INC.	2,462,542	4,761,900
30,418	INTERNATIONAL GAME TECHNOLOGY PLC(b)	167,706	488,209
6,950	KOHL'S CORP.	55,508	414,289
971	KONTOOR BRANDS, INC.	5,113	47,123
17,397	L BRANDS, INC.(b)	837,609	1,076,178
2,338	LAS VEGAS SANDS CORP.(b)	14,654	142,057
21,869	LENNAR CORP., CLASS A	857,383	2,213,799
58	LENNAR CORP., CLASS B	652	4,776
25,112	LKQ CORP.(b)	828,378	1,062,991
1,324	LOWE'S COS., INC.	223,088	251,798
4,767	LULULEMON ATHLETICA, INC.(b)(c)	606,562	1,462,087
3,038	MARRIOTT INTERNATIONAL, INC., CLASS A(b)	63,603	449,958
294	MARRIOTT VACATIONS WORLDWIDE CORP.(b)	4,103	51,209
10,620	MCDONALD'S CORP.	433,348	2,380,367
6,600	MGM RESORTS INTERNATIONAL	54,921	250,734
3,152	MOHAWK INDUSTRIES, INC.(b)	495,274	606,161
600	MURPHY U.S.A., INC.	4,392	86,736
4,915	NEWELL BRANDS, INC.	52,223	131,624
10,200	NIKE, INC., CLASS B	247,236	1,355,478
4,300	NORDSTROM, INC.	45,233	162,841
103	NVR, INC.(b)	133,164	485,226
900	O'REILLY AUTOMOTIVE, INC.(b)	27,059	456,525
2,830	PELOTON INTERACTIVE, INC., CLASS A(b)	417,207	318,205
4,707	PENSKE AUTOMOTIVE GROUP, INC.	191,281	377,690
900	PLANET FITNESS, INC., CLASS A(b)	45,306	69,570
1,225	POOL CORP.	308,981	422,919
14,100	PULTEGROUP, INC.	58,797	739,404
2,342	PVH CORP.(b)	101,514	247,549
17,636	QURATE RETAIL, INC., CLASS A	45,988	207,399
1,500	RALPH LAUREN CORP.(b)	31,320	184,740
4,543	ROSS STORES, INC.	175,795	544,751
3,870	ROYAL CARIBBEAN CRUISES LTD.(b)	82,045	331,311
5,700	SIX FLAGS ENTERTAINMENT CORP.(b)	96,791	264,879
23,500	STARBUCKS CORP.	154,545	2,567,845
17,193	TAPESTRY, INC.	553,567	708,524
22,005	TARGET CORP.	2,265,472	4,358,530
10,121	TESLA, INC.(b)	3,197,878	6,760,120
1,900	THOR INDUSTRIES, INC.	22,316	256,006
20,188	TJX (THE) COS., INC.	86,033	1,335,436
1,466	TOPBUILD CORP.(b)	11,809	307,024
23,166	TRAVEL + LEISURE CO.	477,832	1,416,833
1,100	VEONEER, INC.(b)(c)	5,428	26,928
6,800	VF CORP.	81,950	543,456
607	WAYFAIR, INC., CLASS A(b)	145,849	191,053
3,000	WENDY'S (THE) CO.	43,280	60,780
7,417	WHIRLPOOL CORP.	755,937	1,634,336
2,773	WILLIAMS-SONOMA, INC.	149,190	496,922
1,400	WYNDHAM HOTELS & RESORTS, INC.	46,408	97,692
1,600	WYNN RESORTS LTD.(b)	39,859	200,592
900	YUM CHINA HOLDINGS, INC.(c)	40,023	53,289
		39,086,344	91,135,044	13.57%
2	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples:
59,362	ALTRIA GROUP, INC.	$2,426,405	3,036,960
10,300	ARCHER-DANIELS-MIDLAND CO.	188,618	587,100
700	BEYOND MEAT, INC.(b)	51,107	91,084
600	BOSTON BEER (THE) CO., INC., CLASS A(b)	373,931	723,768
7,290	BROWN-FORMAN CORP., CLASS B	57,343	502,791
1,266	CAMPBELL SOUP CO.	61,512	63,642
17,416	CHURCH & DWIGHT CO., INC.	917,098	1,521,288
4,072	CLOROX (THE) CO.	633,919	785,407
56,139	COCA-COLA (THE) CO.	844,179	2,959,087
1,280	COLGATE-PALMOLIVE CO.	36,019	100,902
2,100	CONAGRA BRANDS, INC.	33,308	78,960
1,600	CONSTELLATION BRANDS, INC., CLASS A	202,589	364,800
4,049	COSTCO WHOLESALE CORP.	173,164	1,427,192
1,646	ESTEE LAUDER (THE) COS., INC., CLASS A	288,146	478,739
3,709	FLOWERS FOODS, INC.	79,756	88,274
22,864	GENERAL MILLS, INC.	838,622	1,402,020
5,300	HERBALIFE NUTRITION LTD.(b)	36,401	235,108
1,642	HERSHEY (THE) CO.	60,568	259,699
5,000	HORMEL FOODS CORP.	53,308	238,900
1,700	INGREDION, INC.	48,104	152,864
17,610	J M SMUCKER (THE) CO.	1,905,178	2,228,193
1,643	KEURIG DR. PEPPER, INC.	(27,168)	56,470
1,550	KIMBERLY-CLARK CORP.	69,760	215,528
3,914	KRAFT HEINZ (THE) CO.	39,875	156,560
131,591	KROGER (THE) CO.	3,455,788	4,735,960
633	LAMB WESTON HOLDINGS, INC.	7,452	49,045
1,500	MCCORMICK & CO., INC. (NON VOTING)	31,021	133,740
1,300	MOLSON COORS BEVERAGE CO., CLASS B(b)	37,841	66,495
6,969	MONDELEZ INTERNATIONAL, INC., CLASS A	99,573	407,896
5,564	MONSTER BEVERAGE CORP.(b)	262,660	506,825
232	NU SKIN ENTERPRISES, INC., CLASS A	8,194	12,270
24,270	PEPSICO, INC.	1,881,046	3,432,991
16,195	PHILIP MORRIS INTERNATIONAL, INC.	1,067,983	1,437,144
700	POST HOLDINGS, INC.(b)	43,421	74,004
34,396	PROCTER & GAMBLE (THE) CO.	1,138,085	4,658,250
30,797	SPROUTS FARMERS MARKET, INC.(b)	653,520	819,816
7,700	SYSCO CORP.	117,906	606,298
17,945	TYSON FOODS, INC., CLASS A	822,269	1,333,314
2,700	US FOODS HOLDING CORP.(b)	45,757	102,924
19,224	WALGREENS BOOTS ALLIANCE, INC.	331,290	1,055,398
19,118	WALMART, INC.	1,744,087	2,596,798
		21,139,635	39,784,504	5.93%
Energy:
1	ANTERO MIDSTREAM CORP.	2	9
7,500	APA CORP.	44,218	134,250
6,600	BAKER HUGHES CO.	77,964	142,626
17,610	CABOT OIL & GAS CORP.	330,988	330,716
2,200	CHENIERE ENERGY, INC.(b)	73,298	158,422
37,095	CHEVRON CORP.	2,194,333	3,887,185
2,700	CIMAREX ENERGY CO.	45,271	160,353
69,076	CONOCOPHILLIPS	2,321,525	3,658,956
2,000	CONTINENTAL RESOURCES, INC.(b)	20,765	51,740
9,794	ENBRIDGE, INC.(c)	137,797	356,502
12,548	EOG RESOURCES, INC.	570,060	910,106
119,184	EQUITRANS MIDSTREAM CORP.	854,874	972,542
28,733	EXXON MOBIL CORP.	1,312,967	1,604,163
3,100	HELMERICH & PAYNE, INC.	39,003	83,576
2,600	HESS CORP.	90,342	183,976
47,018	KINDER MORGAN, INC.	669,259	782,850
60,333	MARATHON OIL CORP.	733,740	644,356
5,994	OCCIDENTAL PETROLEUM CORP.	53,941	159,560
3,900	ONEOK, INC.	54,477	197,574
6,900	PBF ENERGY, INC., CLASS A(b)	45,786	97,635
1,000	PHILLIPS 66	50,510	81,540
1,500	PIONEER NATURAL RESOURCES CO.	108,477	238,230
9,633	SCHLUMBERGER N.V.	108,848	261,921
8,079	VALERO ENERGY CORP.	257,608	578,456
3	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont'd):
37,307	WILLIAMS (THE) COS., INC.	$698,930	883,803
		10,894,983	16,561,047	2.47%
Financials:
3,800	AFLAC, INC.	182,728	194,484
500	ALLEGHANY CORP.(b)	140,685	313,145
26,983	ALLSTATE (THE) CORP.	2,018,400	3,100,347
3,633	AMERICAN EXPRESS CO.	111,938	513,852
2,208	AMERICAN FINANCIAL GROUP, INC.	135,743	251,933
5,500	AMERICAN INTERNATIONAL GROUP, INC.	129,086	254,155
1,689	AMERICAN NATIONAL GROUP, INC.	113,808	182,193
11,193	AMERIPRISE FINANCIAL, INC.	945,013	2,601,813
13,600	ANNALY CAPITAL MANAGEMENT, INC.	80,993	116,960
1,848	AON PLC, CLASS A	223,031	425,243
15,811	ARCH CAPITAL GROUP LTD.(b)(c)	307,170	606,668
2,300	ARTHUR J. GALLAGHER & CO.	80,002	286,971
3,659	ASSOCIATED BANC-CORP	77,220	78,083
4,900	ASSURANT, INC.	218,575	694,673
1,000	AXIS CAPITAL HOLDINGS LTD.(c)	28,371	49,570
115,825	BANK OF AMERICA CORP.	1,176,757	4,481,269
10,000	BANK OF NEW YORK MELLON (THE) CORP.	206,454	472,900
22,651	BERKSHIRE HATHAWAY, INC., CLASS B(b)	2,584,621	5,786,651
2,000	BRIGHTHOUSE FINANCIAL, INC.(b)	48,875	88,500
620	CANNAE HOLDINGS, INC.(b)	2,893	24,564
7,647	CAPITAL ONE FINANCIAL CORP.	232,495	972,928
19,308	CHARLES SCHWAB (THE) CORP.	201,859	1,258,495
2,385	CHUBB LTD.(c)	126,355	376,758
47,964	CITIGROUP, INC.	1,875,338	3,489,381
7,030	CITIZENS FINANCIAL GROUP, INC.	131,016	310,375
1,965	CME GROUP, INC.	203,851	401,312
500	CREDIT ACCEPTANCE CORP.(b)	86,421	180,115
8,202	DISCOVER FINANCIAL SERVICES	125,376	779,108
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	204,175
1,863	FIDELITY NATIONAL FINANCIAL, INC.	15,560	75,750
10,565	FIFTH THIRD BANCORP	109,297	395,659
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	334,308
30,500	FIRST HORIZON CORP.	193,065	515,755
15,329	GOLDMAN SACHS GROUP (THE), INC.	1,896,007	5,012,583
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	388,380
3,700	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	62,228	247,123
35,000	HUNTINGTON BANCSHARES, INC.	169,770	550,200
505	INTERCONTINENTAL EXCHANGE, INC.	12,819	56,398
15,903	JANUS HENDERSON GROUP PLC	222,792	495,378
47,492	JPMORGAN CHASE & CO.	1,723,282	7,229,707
20,310	KEYCORP	330,706	405,794
2,200	LEMONADE, INC.(b)	236,890	204,886
200	MARKEL CORP.(b)	67,789	227,924
200	MARKETAXESS HOLDINGS, INC.	100,378	99,584
5,684	MARSH & MCLENNAN COS., INC.	240,120	692,311
1,300	MERCURY GENERAL CORP.	38,019	79,053
5,091	METLIFE, INC.	162,948	309,482
800	MOODY'S CORP.	28,632	238,888
78,857	MORGAN STANLEY	2,295,591	6,124,035
200	MSCI, INC.	6,396	83,856
5,900	NASDAQ, INC.	240,309	870,014
2,326	ONEMAIN HOLDINGS, INC.	40,168	124,953
2,485	PACWEST BANCORP	28,898	94,803
7,214	PNC FINANCIAL SERVICES GROUP (THE), INC.	276,365	1,265,408
17,728	POPULAR, INC.	602,360	1,246,633
1,800	PRINCIPAL FINANCIAL GROUP, INC.	37,586	107,928
20,410	PROGRESSIVE (THE) CORP.	1,462,007	1,951,400
5,900	PRUDENTIAL FINANCIAL, INC.	182,565	537,490
16,006	RAYMOND JAMES FINANCIAL, INC.	1,016,976	1,961,695
12,839	REGIONS FINANCIAL CORP.	73,436	265,254
800	RENAISSANCERE HOLDINGS LTD.(c)	81,779	128,200
3,151	ROYAL BANK OF CANADA(c)	75,539	290,554
7,500	SEI INVESTMENTS CO.	108,537	456,975
18,352	SLM CORP.	93,485	329,785
4	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
20,892	STATE STREET CORP.	$1,076,086	1,755,137
50,935	SYNCHRONY FINANCIAL	1,167,904	2,071,017
3,657	SYNOVUS FINANCIAL CORP.	49,372	167,308
3,549	T. ROWE PRICE GROUP, INC.	106,978	609,008
2,946	TCF FINANCIAL CORP.	51,834	136,871
15,374	TRAVELERS (THE) COS., INC.	1,378,221	2,312,250
12,994	TRUIST FINANCIAL CORP.	242,181	757,810
16,200	TWO HARBORS INVESTMENT CORP.	70,556	118,746
17,585	US BANCORP	318,503	972,626
7,855	W R BERKLEY CORP.	230,563	591,874
1,800	WASHINGTON FEDERAL, INC.	23,535	55,440
47,427	WELLS FARGO & CO.	593,148	1,852,973
2,568	WESTERN ALLIANCE BANCORP	59,789	242,522
2,600	ZIONS BANCORP N.A.	49,361	142,896
		29,805,451	73,681,245	10.97%
Health Care:
13,934	ABBOTT LABORATORIES	408,203	1,669,851
22,130	ABBVIE, INC.	919,868	2,394,909
800	ABIOMED, INC.(b)	204,045	254,984
500	ACCELERON PHARMA, INC.(b)	48,935	67,805
1,800	ADAPTIVE BIOTECHNOLOGIES CORP.(b)	45,536	72,468
1,457	AGILENT TECHNOLOGIES, INC.	63,335	185,243
1,200	AGIOS PHARMACEUTICALS, INC.(b)	44,843	61,968
1,844	ALEXION PHARMACEUTICALS, INC.(b)	87,654	281,966
1,778	ALIGN TECHNOLOGY, INC.(b)	410,374	962,840
1,200	ALNYLAM PHARMACEUTICALS, INC.(b)	181,534	169,428
7,200	AMERISOURCEBERGEN CORP.	115,968	850,104
8,140	AMGEN, INC.	1,452,829	2,025,313
6,046	ANTHEM, INC.	702,079	2,170,212
193	AVANOS MEDICAL, INC.(b)	3,014	8,442
3,700	AVANTOR, INC.(b)	41,167	107,041
9,390	BAXTER INTERNATIONAL, INC.	469,695	791,953
3,085	BECTON DICKINSON AND CO.	305,797	750,118
11,313	BIOGEN, INC.(b)	3,221,002	3,164,812
2,814	BIO-RAD LABORATORIES, INC., CLASS A(b)	1,417,545	1,607,272
1,351	BIO-TECHNE CORP.	529,200	515,987
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	1,267,720
33,328	BRISTOL-MYERS SQUIBB CO.	1,175,553	2,103,997
2,145	BRUKER CORP.	43,219	137,881
1,000	CARDINAL HEALTH, INC.	26,001	60,750
1,500	CATALENT, INC.(b)	72,507	157,965
3,972	CENTENE CORP.(b)	157,082	253,851
3,600	CERNER CORP.	40,603	258,768
241	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	31,337	69,849
3,674	CIGNA CORP.	321,186	888,153
200	COOPER (THE) COS., INC.	50,902	76,818
16,630	CVS HEALTH CORP.	746,454	1,251,075
9,229	DANAHER CORP.	272,153	2,077,263
5,332	DENTSPLY SIRONA, INC.	141,306	340,235
1,500	DEXCOM, INC.(b)	87,311	539,085
11,778	EDWARDS LIFESCIENCES CORP.(b)	161,745	985,112
3,800	ELANCO ANIMAL HEALTH, INC.(b)	74,580	111,910
13,874	ELI LILLY AND CO.	1,062,186	2,591,941
1,413	EXACT SCIENCES CORP.(b)	187,220	186,205
17,143	GILEAD SCIENCES, INC.	144,642	1,107,952
17,503	HCA HEALTHCARE, INC.	2,483,249	3,296,515
3,800	HENRY SCHEIN, INC.(b)	67,547	263,112
27,356	HOLOGIC, INC.(b)	1,549,268	2,034,739
6,925	HORIZON THERAPEUTICS PLC(b)	168,428	637,377
1,948	HUMANA, INC.	718,193	816,699
6,784	IDEXX LABORATORIES, INC.(b)	2,082,530	3,319,479
2,300	ILLUMINA, INC.(b)	98,233	883,338
1,957	INCYTE CORP.(b)	125,794	159,045
1,462	INTUITIVE SURGICAL, INC.(b)	560,949	1,080,330
6,100	IOVANCE BIOTHERAPEUTICS, INC.(b)	253,092	193,126
5,634	IQVIA HOLDINGS, INC.(b)	560,732	1,088,151
444	JAZZ PHARMACEUTICALS PLC(b)(c)	66,274	72,980
5	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
24,983	JOHNSON & JOHNSON	$1,645,033	4,105,956
842	LABORATORY CORP. OF AMERICA HOLDINGS(b)	53,269	214,735
500	MASIMO CORP.(b)	110,177	114,830
6,221	MCKESSON CORP.	278,005	1,213,344
6,200	MEDTRONIC PLC(c)	526,620	732,406
40,510	MERCK & CO., INC.	1,165,258	3,122,916
1,317	METTLER-TOLEDO INTERNATIONAL, INC.(b)	123,051	1,522,044
3,497	MODERNA, INC.(b)	393,032	457,932
5,255	MOLINA HEALTHCARE, INC.(b)	1,021,212	1,228,409
800	NEUROCRINE BIOSCIENCES, INC.(b)	72,192	77,800
386	NOVOCURE LTD.(b)(c)	66,797	51,021
3,700	OAK STREET HEALTH, INC.(b)	230,718	200,799
300	PENUMBRA, INC.(b)	36,663	81,174
921	PERKINELMER, INC.	142,329	118,155
1,200	PERRIGO CO. PLC(c)	53,711	48,564
48,566	PFIZER, INC.	615,682	1,759,546
2,600	PPD, INC.(b)	45,518	98,384
2,000	QIAGEN N.V.(b)(c)	83,380	97,380
2,944	QUIDEL CORP.(b)	481,867	376,626
193	REGENERON PHARMACEUTICALS, INC.(b)	95,376	91,316
400	REPLIGEN CORP.(b)	46,604	77,764
4,791	RESMED, INC.	129,046	929,550
700	SAREPTA THERAPEUTICS, INC.(b)	66,178	52,171
2,100	SEAGEN, INC.(b)	357,076	291,606
900	TELADOC HEALTH, INC.(b)	179,423	163,575
1,800	TELEFLEX, INC.	195,858	747,828
3,226	THERMO FISHER SCIENTIFIC, INC.	859,616	1,472,282
6,118	UNITED THERAPEUTICS CORP.(b)	616,285	1,023,358
15,791	UNITEDHEALTH GROUP, INC.	2,477,161	5,875,357
2,036	UNIVERSAL HEALTH SERVICES, INC., CLASS B	38,822	271,582
1,880	VAREX IMAGING CORP.(b)	19,829	38,521
5,199	VARIAN MEDICAL SYSTEMS, INC.(b)	193,000	917,779
1,800	VEEVA SYSTEMS, INC., CLASS A(b)	318,742	470,232
3,000	VERTEX PHARMACEUTICALS, INC.(b)	509,278	644,670
9,243	VIATRIS, INC.(b)	83,316	129,125
5,851	WATERS CORP.(b)	699,949	1,662,679
2,248	WEST PHARMACEUTICAL SERVICES, INC.	628,826	633,441
4,304	ZIMMER BIOMET HOLDINGS, INC.	233,961	688,984
1,147	ZOETIS, INC.	123,318	180,630
		39,401,237	78,408,608	11.68%
Industrials:
6,987	3M CO.	417,187	1,346,255
923	ACCO BRANDS CORP.	3,137	7,790
3,338	ACUITY BRANDS, INC.	362,545	550,770
11,607	ADT, INC.	45,143	97,963
5,973	AGCO CORP.	421,122	858,021
8,255	AIR LEASE CORP.	223,546	404,495
2,194	ALASKA AIR GROUP, INC.(b)	107,932	151,847
1,533	ALLEGION PLC(c)	40,913	192,575
5,175	AMETEK, INC.	73,220	661,003
1,000	AXON ENTERPRISE, INC.(b)	177,010	142,420
4,087	BOEING (THE) CO.(b)	373,004	1,041,041
9,493	BOOZ ALLEN HAMILTON HOLDING CORP.	296,204	764,471
1,200	BWX TECHNOLOGIES, INC.	54,215	79,128
7,260	C.H. ROBINSON WORLDWIDE, INC.	741,282	692,822
1,436	CACI INTERNATIONAL, INC., CLASS A(b)	305,354	354,204
2,996	CARLISLE COS., INC.	114,358	493,082
10,640	CARRIER GLOBAL CORP.	57,007	449,221
10,504	CATERPILLAR, INC.	272,491	2,435,563
3,200	CINTAS CORP.	258,101	1,092,192
5,095	COPA HOLDINGS S.A., CLASS A(b)(c)	416,038	411,625
3,100	COPART, INC.(b)	271,982	336,691
6,700	CORELOGIC, INC.	76,313	530,975
372	COSTAR GROUP, INC.(b)	335,130	305,743
3,948	CRANE CO.	66,572	370,757
7,824	CSX CORP.	429,438	754,390
11,748	CUMMINS, INC.	1,835,519	3,044,024
6	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
7,300	DEERE & CO.	$199,160	2,731,222
10,100	DELTA AIR LINES, INC.(b)	100,965	487,628
1,525	DOVER CORP.	32,899	209,123
19,882	EATON CORP. PLC	936,024	2,749,283
3,980	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	259,722	428,606
7,395	FEDEX CORP.	1,444,024	2,100,476
3,325	FORTIVE CORP.	36,012	234,878
25,528	FORTUNE BRANDS HOME & SECURITY, INC.	968,503	2,446,093
1,400	GATX CORP.	24,276	129,836
1,328	GENERAC HOLDINGS, INC.(b)	286,861	434,854
837	GENERAL DYNAMICS CORP.	116,523	151,966
50,000	GENERAL ELECTRIC CO.	348,445	656,500
20,900	GRAFTECH INTERNATIONAL LTD.	154,560	255,607
875	HEICO CORP.	61,334	110,075
2,156	HEICO CORP., CLASS A	109,365	244,922
360	HERC HOLDINGS, INC.(b)	5,808	36,479
9,188	HONEYWELL INTERNATIONAL, INC.	265,803	1,994,439
25,039	HOWMET AEROSPACE, INC.(b)	299,194	804,503
1,200	HUBBELL, INC.	43,310	224,268
2,955	HUNTINGTON INGALLS INDUSTRIES, INC.	444,504	608,287
1,500	IAA, INC.(b)	45,883	82,710
2,271	IDEX CORP.	140,770	475,366
1,533	IHS MARKIT LTD.(c)	137,138	148,364
4,824	ILLINOIS TOOL WORKS, INC.	155,812	1,068,612
2,382	INGERSOLL RAND, INC.(b)	18,866	117,218
1,468	JACOBS ENGINEERING GROUP, INC.	29,713	189,768
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	352,947
37,751	JOHNSON CONTROLS INTERNATIONAL PLC	982,980	2,252,602
2,603	KNIGHT-SWIFT TRANSPORTATION HOLDINGS, INC.	110,637	125,178
9,411	L3HARRIS TECHNOLOGIES, INC.	1,219,092	1,907,421
1,047	LEIDOS HOLDINGS, INC.	45,558	100,805
600	LENNOX INTERNATIONAL, INC.	17,874	186,954
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	172,116
3,432	LOCKHEED MARTIN CORP.	1,010,994	1,268,124
2,500	LYFT, INC., CLASS A(b)	83,427	157,950
1,200	MANITOWOC (THE) CO., INC.(b)	10,053	24,744
2,475	MANPOWERGROUP, INC.	81,957	244,778
23,855	MASCO CORP.	605,407	1,428,915
3,039	MSC INDUSTRIAL DIRECT CO., INC., CLASS A	189,928	274,087
577	NORDSON CORP.	57,299	114,638
760	NORFOLK SOUTHERN CORP.	14,546	204,075
4,673	NORTHROP GRUMMAN CORP.	480,108	1,512,370
2,519	NVENT ELECTRIC PLC(c)	24,113	70,305
7,566	OLD DOMINION FREIGHT LINE, INC.	1,155,010	1,818,942
8,647	OSHKOSH CORP.	389,630	1,026,053
5,320	OTIS WORLDWIDE CORP.	90,693	364,154
1,100	OWENS CORNING	22,578	101,299
1,056	PACCAR, INC.	46,858	98,124
4,628	PARKER-HANNIFIN CORP.	350,966	1,459,810
2,519	PENTAIR PLC(c)	49,295	156,984
10,575	QUANTA SERVICES, INC.	579,132	930,389
13,341	RAYTHEON TECHNOLOGIES CORP.	243,956	1,030,859
12,257	REPUBLIC SERVICES, INC.	732,074	1,217,733
9,420	ROLLINS, INC.	221,629	324,236
700	ROPER TECHNOLOGIES, INC.	94,317	282,338
31,354	SCHNEIDER NATIONAL, INC., CLASS B	729,039	782,909
700	SNAP-ON, INC.	17,991	161,518
18,647	SOUTHWEST AIRLINES CO.(b)	424,513	1,138,586
1,500	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A	25,470	72,975
2,557	STANLEY BLACK & DECKER, INC.	72,048	510,556
600	STERICYCLE, INC.(b)	18,858	40,506
11,246	TIMKEN (THE) CO.	499,847	912,838
1,596	TORO (THE) CO.	76,510	164,611
10,505	TRANE TECHNOLOGIES PLC(c)	490,333	1,739,208
200	TRANSDIGM GROUP, INC.(b)	63,839	117,584
11,300	UBER TECHNOLOGIES, INC.(b)	325,747	615,963
5,902	UNION PACIFIC CORP.	373,569	1,300,860
7	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
1,928	UNITED AIRLINES HOLDINGS, INC.(b)	$38,137	110,937
4,957	UNITED PARCEL SERVICE, INC., CLASS B	392,428	842,640
12,194	UNITED RENTALS, INC.(b)	1,319,924	4,015,606
794	VERISK ANALYTICS, INC.	137,235	140,292
180	VERITIV CORP.(b)	1,653	7,657
700	W.W. GRAINGER, INC.	30,601	280,651
975	WASTE CONNECTIONS, INC.	42,575	105,281
17,554	WASTE MANAGEMENT, INC.	879,219	2,264,817
1,200	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	21,945	94,992
1,600	XYLEM, INC.	30,618	168,288
		29,431,947	71,488,356	10.65%
Information Technology:
2,200	2U, INC.(b)	40,782	84,106
6,372	ACCENTURE PLC, CLASS A(c)	675,728	1,760,265
8,947	ADOBE, INC.(b)	1,806,133	4,253,135
12,800	ADVANCED MICRO DEVICES, INC.(b)	228,637	1,004,800
12,626	AKAMAI TECHNOLOGIES, INC.(b)	715,662	1,286,589
2,695	ALLIANCE DATA SYSTEMS CORP.	114,079	302,083
1,236	ALTERYX, INC., CLASS A(b)	140,231	102,539
4,065	AMDOCS LTD.	200,086	285,160
4,400	ANALOG DEVICES, INC.	82,698	682,352
1,400	ANAPLAN, INC.(b)	47,612	75,390
1,200	ANSYS, INC.(b)	30,630	407,472
245,112	APPLE, INC.	4,089,142	29,940,431
7,400	APPLIED MATERIALS, INC.	134,145	988,640
7,925	ARROW ELECTRONICS, INC.(b)	483,101	878,249
1,800	ATLASSIAN CORP. PLC, CLASS A(b)(c)	206,509	379,368
4,347	AUTODESK, INC.(b)	578,347	1,204,771
6,766	AUTOMATIC DATA PROCESSING, INC.	361,211	1,275,188
20,661	BLACK KNIGHT, INC.(b)	1,461,752	1,528,707
2,791	BROADCOM, INC.	153,147	1,294,075
3,413	BROADRIDGE FINANCIAL SOLUTIONS, INC.	106,898	522,530
13,500	CADENCE DESIGN SYSTEMS, INC.(b)	415,110	1,849,365
1,522	CDK GLOBAL, INC.	19,712	82,279
7,000	CDW CORP.	292,424	1,160,250
8,331	CERENCE, INC.(b)	197,675	746,291
50,440	CISCO SYSTEMS, INC.	490,070	2,608,252
10,793	CITRIX SYSTEMS, INC.	1,133,411	1,514,905
2,200	CLOUDFLARE, INC., CLASS A(b)	78,522	154,572
1,000	COGNEX CORP.	44,753	82,990
2,700	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	25,751	210,924
4,830	CONCENTRIX CORP.(b)	290,324	723,148
15,600	CORNING, INC.	85,176	678,756
368	COUPA SOFTWARE, INC.(b)	45,753	93,649
1,700	CROWDSTRIKE HOLDINGS, INC., CLASS A(b)	247,592	310,267
2,100	DATADOG, INC., CLASS A(b)	179,184	175,014
36,745	DELL TECHNOLOGIES, INC., CLASS C(b)	2,486,941	3,239,072
2,800	DOCUSIGN, INC.(b)	393,007	566,860
2,000	DOLBY LABORATORIES, INC., CLASS A	43,420	197,440
2,300	DROPBOX, INC., CLASS A(b)	42,360	61,318
1,640	ECHOSTAR CORP., CLASS A(b)	21,050	39,360
954	EPAM SYSTEMS, INC.(b)	163,143	378,442
300	EURONET WORLDWIDE, INC.(b)	25,458	41,490
300	EVERBRIDGE, INC.(b)	42,279	36,354
1,300	F5 NETWORKS, INC.(b)	30,063	271,206
300	FAIR ISAAC CORP.(b)	80,682	145,815
12,959	FIDELITY NATIONAL INFORMATION SERVICES, INC.	538,426	1,822,165
3,900	FIREEYE, INC.(b)	44,602	76,323
9,784	FISERV, INC.(b)	172,685	1,164,687
600	FIVE9, INC.(b)	64,638	93,798
200	FLEETCOR TECHNOLOGIES, INC.(b)	33,618	53,726
11,746	FORTINET, INC.(b)	1,422,244	2,166,197
3,873	GLOBAL PAYMENTS, INC.	299,961	780,719
800	GODADDY, INC., CLASS A(b)	39,006	62,096
18,800	HEWLETT PACKARD ENTERPRISE CO.	102,062	295,912
56,636	HP, INC.	1,376,626	1,798,193
1,200	INPHI CORP.(b)	136,907	214,092
8	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
60,826	INTEL CORP.	$2,064,723	3,892,864
18,856	INTERNATIONAL BUSINESS MACHINES CORP.	2,087,703	2,512,751
3,500	INTUIT, INC.	75,843	1,340,710
13,175	JABIL, INC.	259,881	687,208
3,780	JACK HENRY & ASSOCIATES, INC.	655,086	573,502
1,900	JAMF HOLDING CORP.(b)	69,270	67,108
400	KEYSIGHT TECHNOLOGIES, INC.(b)	32,788	57,360
6,727	LAM RESEARCH CORP.	765,234	4,004,179
3,770	MARVELL TECHNOLOGY GROUP LTD.	20,234	184,655
9,674	MASTERCARD, INC., CLASS A	2,270,835	3,444,428
1,900	MEDALLIA, INC.(b)	44,418	52,991
4,200	MICROCHIP TECHNOLOGY, INC.	38,962	651,924
34,210	MICRON TECHNOLOGY, INC.(b)	627,712	3,017,664
112,861	MICROSOFT CORP.	5,061,154	26,609,238
500	MKS INSTRUMENTS, INC.	32,310	92,710
600	MONOLITHIC POWER SYSTEMS, INC.	216,282	211,926
900	NCINO, INC.(b)	66,285	60,048
6,993	NETAPP, INC.	301,461	508,181
900	NEW RELIC, INC.(b)	42,264	55,332
22,781	NORTONLIFELOCK, INC.	207,695	484,324
9,088	NVIDIA CORP.	1,335,992	4,852,356
3,900	NXP SEMICONDUCTORS N.V.(c)	334,138	785,226
3,297	OKTA, INC.(b)	513,168	726,758
12,791	ON SEMICONDUCTOR CORP.(b)	481,458	532,234
95,960	ORACLE CORP.	5,365,566	6,733,513
4,328	PALO ALTO NETWORKS, INC.(b)	704,819	1,393,876
466	PAYCHEX, INC.	27,642	45,677
1,553	PAYCOM SOFTWARE, INC.(b)	217,948	574,703
10,561	PAYPAL HOLDINGS, INC.(b)	1,174,381	2,564,633
907	PERSPECTA, INC.	8,504	26,348
3,800	PLURALSIGHT, INC., CLASS A(b)	42,888	84,892
600	PROOFPOINT, INC.(b)	56,232	75,474
6,152	PTC, INC.(b)	621,090	846,823
4,379	QORVO, INC.(b)	519,351	800,043
31,325	QUALCOMM, INC.	2,923,543	4,153,382
1,500	RINGCENTRAL, INC., CLASS A(b)	152,618	446,820
8,372	SALESFORCE.COM, INC.(b)	147,727	1,773,776
58,681	SEAGATE TECHNOLOGY PLC	2,185,628	4,503,767
2,100	SERVICENOW, INC.(b)	273,110	1,050,231
3,089	SKYWORKS SOLUTIONS, INC.	243,391	566,770
3,091	SLACK TECHNOLOGIES, INC., CLASS A(b)	130,664	125,587
900	SMARTSHEET, INC., CLASS A(b)	39,015	57,528
1,400	SPLUNK, INC.(b)	162,032	189,672
3,200	SQUARE, INC., CLASS A(b)	157,892	726,560
1,938	SS&C TECHNOLOGIES HOLDINGS, INC.	86,602	135,408
809	STONECO LTD., CLASS A(b)(c)	67,899	49,527
4,757	SYNNEX CORP.	144,301	546,294
6,082	SYNOPSYS, INC.(b)	540,689	1,506,998
4,600	TERADYNE, INC.	82,730	559,728
27,872	TEXAS INSTRUMENTS, INC.	942,644	5,267,529
182	TRADE DESK (THE), INC., CLASS A(b)	156,019	118,602
18,368	TRIMBLE, INC.(b)	907,877	1,428,847
1,414	TWILIO, INC., CLASS A(b)	367,603	481,835
2,100	UBIQUITI, INC.	357,604	626,430
200	VERISIGN, INC.(b)	23,200	39,752
15,048	VISA, INC., CLASS A	1,105,040	3,186,113
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	187,824
3,772	VMWARE, INC., CLASS A(b)	206,842	567,497
1,330	VONTIER CORP.(b)	7,056	40,259
5,845	WESTERN DIGITAL CORP.	90,457	390,154
72,905	WESTERN UNION (THE) CO.	1,375,842	1,797,837
1,100	WORKDAY, INC., CLASS A(b)	160,168	273,273
24,464	XEROX HOLDINGS CORP.	374,155	593,741
7,695	XILINX, INC.	186,834	953,410
5,648	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	1,532,276	2,740,297
1,300	ZENDESK, INC.(b)	79,216	172,406
9	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
2,300	ZOOM VIDEO COMMUNICATIONS, INC., CLASS A(b)	$581,480	738,967
		64,945,567	176,700,257	26.32%
Materials:
1,875	AIR PRODUCTS AND CHEMICALS, INC.	266,761	527,513
1,300	ALBEMARLE CORP.	29,152	189,943
13,770	AMCOR PLC(c)	60,200	160,834
700	ASHLAND GLOBAL HOLDINGS, INC.	12,006	62,139
3,165	AVERY DENNISON CORP.	207,899	581,252
4,210	CABOT CORP.	129,002	220,772
16,337	CELANESE CORP.	1,176,262	2,447,446
2,605	CHEMOURS (THE) CO.	28,384	72,706
12,762	CORTEVA, INC.	338,974	594,964
1,800	CROWN HOLDINGS, INC.	57,831	174,672
7,262	DOW, INC.	147,036	464,332
7,262	DUPONT DE NEMOURS, INC.	212,802	561,207
21,296	EASTMAN CHEMICAL CO.	1,573,767	2,345,116
3,191	ECOLAB, INC.	114,294	683,097
32,346	FREEPORT-MCMORAN, INC.(b)	640,054	1,065,154
15,846	HUNTSMAN CORP.	249,978	456,840
238	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	5,120	33,227
38,587	INTERNATIONAL PAPER CO.	1,300,493	2,086,399
4,679	LINDE PLC(c)	777,044	1,310,775
9,574	LYONDELLBASELL INDUSTRIES N.V., CLASS A	429,495	996,175
700	MARTIN MARIETTA MATERIALS, INC.	27,965	235,074
24,755	NEWMONT CORP.	929,653	1,491,984
5,844	NUCOR CORP.	99,313	469,098
1,268	PACKAGING CORP. OF AMERICA	103,960	170,521
5,172	PPG INDUSTRIES, INC.	123,888	777,145
6,625	RELIANCE STEEL & ALUMINUM CO.	325,929	1,008,921
600	ROYAL GOLD, INC.	22,314	64,572
2,400	RPM INTERNATIONAL, INC.	24,657	220,440
500	SCOTTS MIRACLE-GRO (THE) CO.	37,765	122,485
1,400	SEALED AIR CORP.	24,528	64,148
2,509	SILGAN HOLDINGS, INC.	89,461	105,453
3,600	SONOCO PRODUCTS CO.	74,519	227,880
3,234	SOUTHERN COPPER CORP.(c)	38,445	219,492
11,903	STEEL DYNAMICS, INC.	182,235	604,196
4,392	VALVOLINE, INC.	24,184	114,499
2,100	VULCAN MATERIALS CO.	63,441	354,375
2,242	WESTROCK CO.	24,357	116,696
		9,973,168	21,401,542	3.19%
Real Estate:
2,129	ALEXANDRIA REAL ESTATE EQUITIES, INC.	114,634	349,795
2,252	AMERICAN HOMES 4 RENT, CLASS A	67,576	75,082
4,180	AMERICAN TOWER CORP.	469,721	999,271
1,837	AMERICOLD REALTY TRUST	68,589	70,669
3,708	APARTMENT INCOME REIT CORP.	79,206	158,554
3,708	APARTMENT INVESTMENT AND MANAGEMENT CO., CLASS A	73,924	22,767
834	AVALONBAY COMMUNITIES, INC.	47,526	153,881
14,826	BOSTON PROPERTIES, INC.	1,270,886	1,501,281
46,503	BRIXMOR PROPERTY GROUP, INC.	409,622	940,756
2,153	CAMDEN PROPERTY TRUST	123,504	236,636
24,200	COLONY CAPITAL, INC.(b)	45,138	156,816
500	CORESITE REALTY CORP.	43,021	59,925
4,700	CROWN CASTLE INTERNATIONAL CORP.	183,337	809,011
2,027	CUBESMART	52,884	76,681
1,142	CYRUSONE, INC.	63,059	77,336
3,157	DIGITAL REALTY TRUST, INC.	355,268	444,632
5,200	DOUGLAS EMMETT, INC.	52,147	163,280
1,700	DUKE REALTY CORP.	28,435	71,281
315	EPR PROPERTIES	6,839	14,676
952	EQUINIX, INC.	131,626	646,970
1,905	EQUITY COMMONWEALTH	50,488	52,959
1,600	EQUITY LIFESTYLE PROPERTIES, INC.	26,661	101,824
5,416	EQUITY RESIDENTIAL	174,162	387,948
4,777	ESSEX PROPERTY TRUST, INC.	1,056,048	1,298,580
10	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont'd):
900	FEDERAL REALTY INVESTMENT TRUST	$48,022	91,305
1,046	FOUR CORNERS PROPERTY TRUST, INC.	8,670	28,660
2,070	GAMING AND LEISURE PROPERTIES, INC.	56,602	87,830
7,000	HEALTHPEAK PROPERTIES, INC.	70,562	222,180
70,821	HOST HOTELS & RESORTS, INC.(b)	798,690	1,193,334
678	HOWARD HUGHES (THE) CORP.(b)	20,502	64,498
700	JBG SMITH PROPERTIES	17,888	22,253
700	JONES LANG LASALLE, INC.(b)	39,951	125,328
4,001	KIMCO REALTY CORP.	39,434	75,019
4,678	LAMAR ADVERTISING CO., CLASS A	85,562	439,358
6,311	MID-AMERICA APARTMENT COMMUNITIES, INC.	643,774	911,056
14,011	OUTFRONT MEDIA, INC.(b)	169,061	305,860
10,911	PROLOGIS, INC.	282,240	1,156,566
1,735	PUBLIC STORAGE	227,274	428,129
6,972	RAYONIER, INC.	77,144	224,847
2,600	REALTY INCOME CORP.	47,877	165,100
3,900	REGENCY CENTERS CORP.	85,345	221,169
1,780	REXFORD INDUSTRIAL REALTY, INC.	87,624	89,712
2,100	SBA COMMUNICATIONS CORP.	214,169	582,855
1,794	SIMON PROPERTY GROUP, INC.	97,850	204,103
1,133	SUN COMMUNITIES, INC.	87,928	169,995
4,100	UDR, INC.	64,147	179,826
5,190	VENTAS, INC.	279,274	276,835
2,020	VEREIT, INC.	48,318	78,012
4,300	VICI PROPERTIES, INC.	66,376	121,432
21,812	WEINGARTEN REALTY INVESTORS	307,574	586,961
45,223	WEYERHAEUSER CO.	1,366,567	1,609,939
		10,332,726	18,532,773	2.76%
Utilities:
3,000	AES (THE) CORP.	32,870	80,430
2,000	ALLIANT ENERGY CORP.	24,835	108,320
1,700	AMEREN CORP.	48,382	138,312
4,800	AMERICAN ELECTRIC POWER CO., INC.	280,084	406,560
800	ATMOS ENERGY CORP.	72,672	79,080
13,200	AVANGRID, INC.	502,113	657,492
5,800	CENTERPOINT ENERGY, INC.	66,308	131,370
13,300	CMS ENERGY CORP.	259,708	814,226
4,875	CONSOLIDATED EDISON, INC.	311,551	364,650
12,073	DOMINION ENERGY, INC.	450,978	917,065
2,300	DTE ENERGY CO.	84,036	306,222
7,532	DUKE ENERGY CORP.	247,003	727,064
4,425	EDISON INTERNATIONAL	136,263	259,305
464	ENTERGY CORP.	14,344	46,154
1,735	ESSENTIAL UTILITIES, INC.	22,973	77,641
2,974	EVERGY, INC.	67,407	177,042
4,961	EVERSOURCE ENERGY	125,492	429,573
5,500	FIRSTENERGY CORP.	168,113	190,795
900	NATIONAL FUEL GAS CO.	20,790	44,991
18,254	NEXTERA ENERGY, INC.	255,154	1,380,185
6,900	NISOURCE, INC.	43,973	166,359
37,823	NRG ENERGY, INC.	1,236,004	1,427,062
4,800	OGE ENERGY CORP.	43,344	155,328
8,159	PG&E CORP.(b)	84,040	95,542
2,400	PINNACLE WEST CAPITAL CORP.	71,637	195,240
700	PPL CORP.	10,384	20,188
14,361	PUBLIC SERVICE ENTERPRISE GROUP, INC.	664,138	864,676
3,200	SEMPRA ENERGY	174,757	424,256
8,600	SOUTHERN (THE) CO.	176,010	534,576
4,650	UGI CORP.	51,203	190,697
1,655	WEC ENERGY GROUP, INC.	96,502	154,891
1,993	XCEL ENERGY, INC.	104,588	132,554
		5,947,656	11,697,846	1.74%
	Sub-total Common Stocks:	290,376,066	668,190,297	99.53%
Preferred Stocks:
11	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary:
355	QURATE RETAIL, INC.	$14,247	36,086
		14,247	36,086	0.01%
	Sub-total Preferred Stocks:	14,247	36,086	0.01%
Short-Term Investments:
3,980,030	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.03%(d)	3,980,030	3,980,030
	Sub-total Short-Term Investments:	3,980,030	3,980,030	0.59%
	Grand total	$294,370,343	672,206,413	100.13%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of March 31, 2021, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 2.19% of net assets.
(d)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2020, the value of the Clearwater Core Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $7,392,427 with net sales of $3,412,397 during the three months ended ended March 31, 2021.
12	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2021 (unaudited)
Fair value is an estimate of the price the Clearwater Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Core Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Core Equity Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Core Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Core Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2021.
	Level 1	Level 2	Level 3	Total
Common Stocks	$668,190,297	$—	$—	$668,190,297
Preferred Stocks	36,086	—	—	36,086
Short-Term Investments	3,980,030	—	—	3,980,030
Total	$672,206,413	$—	$—	$672,206,413
For the Clearwater Core Equity Fund, the investment value is comprised of equity securities and short-term investments. See the Clearwater Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.
13	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund
March 31, 2021 (unaudited)
Clearwater Core Equity Fund Portfolio Diversification
(as a percentage of net assets)
14	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
579	AMC NETWORKS, INC., CLASS A(b)	$20,717	30,780
2,932	CINCINNATI BELL, INC.(b)	43,797	45,006
1,564	COGENT COMMUNICATIONS HOLDINGS, INC.	93,562	107,541
3,841	CONSOLIDATED COMMUNICATIONS HOLDINGS, INC.(b)	20,535	27,655
54,912	EW SCRIPPS (THE) CO., CLASS A	650,577	1,058,154
9,690	GLU MOBILE, INC.(b)	71,372	120,931
28,645	HEMISPHERE MEDIA GROUP, INC.(b)	247,769	333,714
5,964	IRIDIUM COMMUNICATIONS, INC.(b)	160,341	246,015
18,802	LIBERTY BROADBAND CORP., CLASS C(b)	2,661,306	2,823,120
1,313	MEREDITH CORP.(b)	20,521	39,101
122,312	NEW YORK TIMES (THE) CO., CLASS A	5,584,750	6,191,433
2,477	QUINSTREET, INC.(b)	41,581	50,283
56,862	SAGA COMMUNICATIONS, INC., CLASS A(b)	1,550,530	1,242,435
5,758	SCHOLASTIC CORP.	124,466	173,373
447	SHENANDOAH TELECOMMUNICATIONS CO.	21,209	21,818
10,718	SPOK HOLDINGS, INC.	101,973	112,432
381	TECHTARGET, INC.(b)	14,301	26,461
13,200	THRYV HOLDINGS, INC.(b)	163,742	308,880
12,314	VONAGE HOLDINGS CORP.(b)	133,673	145,552
		11,726,722	13,104,684	2.60%
Consumer Discretionary:
2,673	ABERCROMBIE & FITCH CO., CLASS A(b)	27,872	91,711
6,038	AMERICAN AXLE & MANUFACTURING HOLDINGS, INC.(b)	43,448	58,327
92,320	AMERICAN EAGLE OUTFITTERS, INC.	1,469,077	2,699,437
909	AMERICAN PUBLIC EDUCATION, INC.(b)	26,610	32,388
1,030	ASBURY AUTOMOTIVE GROUP, INC.(b)	88,312	202,395
4,586	BED BATH & BEYOND, INC.(b)	52,282	133,682
1,930	BIG LOTS, INC.	78,615	131,819
565	BJ'S RESTAURANTS, INC.(b)	13,681	32,815
3,673	BLOOMIN' BRANDS, INC.(b)	38,034	99,355
177,443	BLUEGREEN VACATIONS CORP.	1,462,425	1,912,836
97,519	BLUEGREEN VACATIONS HOLDING CORP.(b)	1,835,959	1,808,002
2,305	BRINKER INTERNATIONAL, INC.(b)	106,218	163,793
1,060	BUCKLE (THE), INC.	17,193	41,637
2,030	CALERES, INC.	21,289	44,254
3,080	CALLAWAY GOLF CO.	74,284	82,390
79,534	CARRIAGE SERVICES, INC.	1,667,549	2,798,801
2,074	CATO (THE) CORP., CLASS A(b)	16,670	24,888
460	CAVCO INDUSTRIES, INC.(b)	85,256	103,781
1,644	CENTURY COMMUNITIES, INC.(b)	50,732	99,166
2,233	CHEESECAKE FACTORY (THE), INC.(b)	47,155	130,653
759	CHILDREN'S PLACE (THE), INC.(b)	21,260	52,902
84,144	CLARUS CORP.	605,335	1,434,655
1,666	CONN'S, INC.(b)	19,489	32,404
3,663	COOPER TIRE & RUBBER CO.	101,122	205,055
9,941	CORE-MARK HOLDING CO., INC.	243,771	384,617
3,256	CROCS, INC.(b)	110,131	261,945
143,089	DANA, INC.	1,419,582	3,481,355
2,530	DAVE & BUSTER'S ENTERTAINMENT, INC.(b)	30,706	121,187
2,938	DESIGNER BRANDS, INC., CLASS A(b)	18,059	51,121
663	DINE BRANDS GLOBAL, INC.(b)	28,696	59,690
1,551	DORMAN PRODUCTS, INC.(b)	101,784	159,195
168,358	DRIVE SHACK, INC.(b)	412,740	540,429
1,141	EL POLLO LOCO HOLDINGS, INC.(b)	17,103	18,393
80,100	EXTENDED STAY AMERICA, INC.	1,513,293	1,581,975
46,669	FARFETCH LTD., CLASS A(b)(c)	1,135,587	2,474,390
49,418	FIESTA RESTAURANT GROUP, INC.(b)	569,473	622,173
12,096	FIVE BELOW, INC.(b)	1,552,000	2,307,796
12,744	FIVERR INTERNATIONAL LTD.(b)(c)	1,981,827	2,767,742
161,330	FULL HOUSE RESORTS, INC.(b)	330,245	1,372,918
62,704	GAN LTD.(b)(c)	1,162,953	1,141,213
2,667	GENTHERM, INC.(b)	101,951	197,651
2,387	G-III APPAREL GROUP LTD.(b)	34,366	71,944
139,800	GILDAN ACTIVEWEAR, INC.(c)	3,395,714	4,286,268
913	GROUP 1 AUTOMOTIVE, INC.	59,610	144,062
1,751	GUESS?, INC.	16,316	41,149
15	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont'd):
79,700	HANESBRANDS, INC.	$1,097,900	1,567,699
15,520	HELEN OF TROY LTD.(b)	2,232,247	3,269,443
58,638	HOOKER FURNITURE CORP.	1,347,057	2,137,941
795	INSTALLED BUILDING PRODUCTS, INC.	66,311	88,150
924	IROBOT CORP.(b)	74,197	112,894
1,295	KONTOOR BRANDS, INC.	52,537	62,846
2,457	LA-Z-BOY, INC.	67,314	104,373
1,374	LCI INDUSTRIES	152,143	181,753
1,164	LGI HOMES, INC.(b)	113,699	173,797
234,242	LIFETIME BRANDS, INC.	2,340,177	3,441,015
1,246	LUMBER LIQUIDATORS HOLDINGS, INC.(b)	17,493	31,300
1,629	M/I HOMES, INC.(b)	53,545	96,225
16,345	MACY'S, INC.(b)	107,310	264,626
3,641	MAGNITE, INC.(b)	164,154	151,502
16,200	MALIBU BOATS, INC., CLASS A(b)	359,354	1,290,816
889	MARINEMAX, INC.(b)	20,195	43,881
2,804	MDC HOLDINGS, INC.	101,344	166,603
1,931	MERITAGE HOMES CORP.(b)	148,992	177,498
3,018	MICHAELS (THE) COS., INC.(b)	20,821	66,215
1,430	MONRO, INC.	72,095	94,094
79,706	MOTORCAR PARTS OF AMERICA, INC.(b)	1,466,568	1,793,385
1,832	MOVADO GROUP, INC.	19,444	52,120
2,578	ODP (THE) CORP.(b)	54,723	111,602
646	OXFORD INDUSTRIES, INC.	27,145	56,473
43,234	PAPA JOHN'S INTERNATIONAL, INC.	3,747,599	3,832,262
1,179	PATRICK INDUSTRIES, INC.	65,976	100,215
1,636	PERDOCEO EDUCATION CORP.(b)	20,676	19,567
770	PETMED EXPRESS, INC.	22,469	27,085
17,047	PVH CORP.(b)	828,451	1,801,868
2,225	REGIS CORP.(b)	20,464	27,946
2,585	RENT-A-CENTER, INC.	68,779	149,051
2,351	RUTH'S HOSPITALITY GROUP, INC.(b)	20,747	58,375
5,771	SALLY BEAUTY HOLDINGS, INC.(b)	54,974	116,170
23,409	SELECT INTERIOR CONCEPTS, INC., CLASS A(b)	150,431	168,545
1,875	SHAKE SHACK, INC., CLASS A(b)	93,633	211,444
2,529	SIGNET JEWELERS LTD.(b)	71,496	146,631
977	SLEEP NUMBER CORP.(b)	66,391	140,190
892	SONIC AUTOMOTIVE, INC., CLASS A	30,582	44,216
736	STAMPS.COM, INC.(b)	145,242	146,839
735	STANDARD MOTOR PRODUCTS, INC.	29,509	30,561
3,094	STEVEN MADDEN LTD.	70,023	115,282
22,894	STITCH FIX, INC., CLASS A(b)	715,112	1,134,169
44,650	STONERIDGE, INC.(b)	834,094	1,420,317
306	STURM RUGER & CO., INC.	19,869	20,217
2,546	TUPPERWARE BRANDS CORP.(b)	72,528	67,240
53,107	UNIFI, INC.(b)	870,061	1,463,629
6,352	UNIVERSAL ELECTRONICS, INC.(b)	279,579	349,169
3,098	VISTA OUTDOOR, INC.(b)	47,234	99,353
52,012	WINNEBAGO INDUSTRIES, INC.	1,640,562	3,989,841
3,529	WOLVERINE WORLD WIDE, INC.	77,930	135,231
44,968	WYNDHAM HOTELS & RESORTS, INC.	2,191,001	3,137,867
3,271	YETI HOLDINGS, INC.(b)	142,676	236,199
		44,780,627	69,230,089	13.77%
Consumer Staples:
978	ANDERSONS (THE), INC.	19,289	26,778
2,890	B&G FOODS, INC.	72,055	89,764
1,361	CALAVO GROWERS, INC.	84,804	105,668
1,927	CAL-MAINE FOODS, INC.(b)	76,285	74,035
1,545	CELSIUS HOLDINGS, INC.(b)	92,095	74,237
1,971	CENTRAL GARDEN & PET CO., CLASS A(b)	66,265	102,275
1,424	CHEFS' WAREHOUSE (THE), INC.(b)	36,595	43,375
247	COCA-COLA CONSOLIDATED, INC.	57,136	71,329
1,381	FRESH DEL MONTE PRODUCE, INC.	33,253	39,538
156,125	GROCERY OUTLET HOLDING CORP.(b)	6,092,112	5,759,451
572	J & J SNACK FOODS CORP.	77,729	89,821
14,516	JOHN B. SANFILIPPO & SON, INC.	1,152,542	1,311,811
144,817	LANDEC CORP.(b)	1,464,868	1,535,060
16	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont'd):
646	MEDIFAST, INC.	$108,263	136,836
853	MGP INGREDIENTS, INC.	31,102	50,455
980	NATIONAL BEVERAGE CORP.	33,897	47,932
99,118	NATURE'S SUNSHINE PRODUCTS, INC.	994,857	1,978,395
925	PRICESMART, INC.	78,999	89,494
6,448	SENECA FOODS CORP., CLASS A(b)	204,393	303,636
3,322	SIMPLY GOOD FOODS (THE) CO.(b)	104,200	101,055
112,618	SPARTANNASH CO.	2,085,041	2,210,691
16,915	SPECTRUM BRANDS HOLDINGS, INC.	880,456	1,437,775
223,454	SUNOPTA, INC.(b)(c)	615,380	3,300,416
3,114	UNITED NATURAL FOODS, INC.(b)	52,800	102,575
39,420	UNIVERSAL CORP.	1,947,137	2,325,386
329	USANA HEALTH SCIENCES, INC.(b)	25,067	32,110
7,458	VECTOR GROUP LTD.	72,236	104,039
749	WD-40 CO.	153,736	229,329
		16,712,592	21,773,266	4.33%
Energy:
9,497	ARCHROCK, INC.	70,615	90,126
1,330	BONANZA CREEK ENERGY, INC.(b)	20,228	47,521
1,386	BRISTOW GROUP, INC.(b)	33,470	35,870
3,392	CALLON PETROLEUM CO.(b)	19,013	130,761
4,231	CONSOL ENERGY, INC.(b)	18,219	41,125
1,872	CORE LABORATORIES N.V.(c)	33,935	53,895
13,391	DMC GLOBAL, INC.(b)	392,352	726,596
2,317	DORIAN LPG LTD.(b)	17,440	30,422
2,055	DRIL-QUIP, INC.(b)	60,496	68,288
1,659	GREEN PLAINS, INC.(b)	17,284	44,909
6,213	HELIX ENERGY SOLUTIONS GROUP, INC.(b)	20,042	31,376
6,710	HELMERICH & PAYNE, INC.	104,513	180,901
5,849	MATADOR RESOURCES CO.	43,375	137,159
77,544	MURPHY OIL CORP.	602,597	1,272,497
395,846	NEXTIER OILFIELD SOLUTIONS, INC.(b)	955,877	1,472,547
115,661	NOV, INC.(b)	1,184,635	1,586,869
3,452	OCEANEERING INTERNATIONAL, INC.(b)	19,181	39,422
2,364	PAR PACIFIC HOLDINGS, INC.(b)	17,723	33,380
6,061	PATTERSON-UTI ENERGY, INC.	21,552	43,215
5,102	PDC ENERGY, INC.(b)	67,785	175,509
11,333	RANGE RESOURCES CORP.(b)	75,993	117,070
1,367	RENEWABLE ENERGY GROUP, INC.(b)	107,438	90,277
258	REX AMERICAN RESOURCES CORP.(b)	16,958	21,716
25,022	SOUTHWESTERN ENERGY CO.(b)	83,007	116,352
5,541	TALOS ENERGY, INC.(b)	38,487	66,714
5,649	TECHNIP ENERGIES N.V. (ADR)(b)(c)(d)	82,085	84,565
159,749	TECHNIPFMC PLC(c)	1,120,551	1,233,262
		5,244,851	7,972,344	1.58%
Financials:
1,457	ALLEGIANCE BANCSHARES, INC.	36,424	59,067
94,585	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	2,448,837	2,982,265
570	AMERIS BANCORP	21,706	29,931
6,267	APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.	55,482	87,550
34,288	ARGO GROUP INTERNATIONAL HOLDINGS LTD.(c)	1,415,051	1,725,372
3,448	ARMOUR RESIDENTIAL REIT, INC.	29,192	42,066
149,268	ASSOCIATED BANC-CORP	2,350,546	3,185,379
4,272	ASSURED GUARANTY LTD.(c)	119,856	180,620
67,777	AXIS CAPITAL HOLDINGS LTD.(c)	3,385,421	3,359,706
22,415	B RILEY FINANCIAL, INC.	1,100,323	1,263,758
2,140	BANC OF CALIFORNIA, INC.	21,614	38,691
953	BANCFIRST CORP.	42,865	67,368
43,227	BANCORP (THE), INC.(b)	391,530	895,663
12,493	BANK OF MARIN BANCORP	394,948	489,226
4,296	BANKUNITED, INC.	99,866	188,809
5,236	BANKWELL FINANCIAL GROUP, INC.	79,289	141,110
1,876	BANNER CORP.	65,693	100,047
90,731	BARINGS BDC, INC.	707,137	905,495
6,521	BERKSHIRE HILLS BANCORP, INC.	67,292	145,549
6,788	BOSTON PRIVATE FINANCIAL HOLDINGS, INC.	41,868	90,416
3,329	BRIGHTSPHERE INVESTMENT GROUP, INC.	42,433	67,845
17	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
4,213	BROOKLINE BANCORP, INC.	$39,081	63,195
4,487	CADENCE BANCORP	81,891	93,015
6,732	CAPITOL FEDERAL FINANCIAL, INC.	75,740	89,165
3,803	CAPSTEAD MORTGAGE CORP.	20,118	23,693
54,777	CARLYLE GROUP (THE), INC.	1,331,410	2,013,603
1,837	CITY HOLDING CO.	111,779	150,230
148,600	CNO FINANCIAL GROUP, INC.	2,487,716	3,609,494
3,820	COLUMBIA BANKING SYSTEM, INC.	101,216	164,604
21,872	COMMERCE BANCSHARES, INC.	991,656	1,675,614
2,756	COMMUNITY BANK SYSTEM, INC.	152,076	211,440
29,989	COMMUNITY BANKERS TRUST CORP.	235,259	264,503
14,262	COMMUNITY TRUST BANCORP, INC.	594,271	627,956
35,200	COWEN, INC., CLASS A	546,540	1,237,280
49,377	CRAWFORD & CO., CLASS A	344,278	525,865
6,872	CVB FINANCIAL CORP.	121,949	151,802
50,654	DIME COMMUNITY BANCSHARES, INC.	1,348,253	1,526,712
74,102	DONEGAL GROUP, INC., CLASS A	1,073,895	1,101,156
1,921	DONNELLEY FINANCIAL SOLUTIONS, INC.(b)	16,285	53,461
16,401	EAGLE BANCORP MONTANA, INC.	286,559	398,872
1,718	EAGLE BANCORP, INC.	51,468	91,415
487	EHEALTH, INC.(b)	36,822	35,419
2,593	EMPLOYERS HOLDINGS, INC.	75,526	111,655
1,484	ENCORE CAPITAL GROUP, INC.(b)	48,257	59,701
83,100	ESSENT GROUP LTD.	2,822,903	3,946,419
920	FB FINANCIAL CORP.	26,566	40,903
2,241	FIRST COMMONWEALTH FINANCIAL CORP.	16,878	32,203
5,013	FIRST FINANCIAL BANCORP	68,385	120,312
1,800	FIRST HAWAIIAN, INC.	41,133	49,266
18,024	FIRST MID BANCSHARES, INC.	545,632	791,794
162,492	FIRST MIDWEST BANCORP, INC.	2,553,970	3,560,200
27,240	FIRST NORTHWEST BANCORP	295,521	452,729
28,117	FIRST WESTERN FINANCIAL, INC.(b)	363,016	703,206
53,110	FIRSTCASH, INC.	3,539,899	3,487,734
1,899	FLAGSTAR BANCORP, INC.	55,987	85,645
81,673	FLUSHING FINANCIAL CORP.	1,362,362	1,733,918
52,400	GLACIER BANCORP, INC.	2,076,799	2,990,992
10,344	GREAT SOUTHERN BANCORP, INC.	436,750	586,194
2,602	GREEN DOT CORP., CLASS A(b)	131,289	119,146
13,753	HANMI FINANCIAL CORP.	151,998	271,347
59,731	HARBORONE BANCORP, INC.	588,332	804,577
375	HCI GROUP, INC.	16,590	28,807
3,000	HERITAGE FINANCIAL CORP.	57,598	84,720
3,479	HOMESTREET, INC.	83,790	153,320
176,592	HOPE BANCORP, INC.	1,767,570	2,659,476
1,373	HORACE MANN EDUCATORS CORP.	48,818	59,327
64,512	HORIZON BANCORP, INC.	756,974	1,198,633
1,006	INDEPENDENT BANK CORP.	71,617	84,695
1,953	INDEPENDENT BANK GROUP, INC.	74,619	141,085
11,469	INVESCO MORTGAGE CAPITAL, INC.	35,047	45,991
2,919	INVESTAR HOLDING CORP.	47,572	59,985
79,736	INVESTCORP CREDIT MANAGEMENT BDC, INC.	480,051	448,116
1,630	JAMES RIVER GROUP HOLDINGS LTD.(c)	71,912	74,361
422	KINSALE CAPITAL GROUP, INC.	65,542	69,546
1,468	KKR REAL ESTATE FINANCE TRUST, INC.	22,900	26,997
118,334	LAKELAND BANCORP, INC.	1,617,297	2,062,562
47,216	LCNB CORP.	767,827	826,280
99,478	LENDINGCLUB CORP.(b)	1,595,327	1,643,377
50,834	MACKINAC FINANCIAL CORP.	749,363	712,693
17,066	MAINSTREET BANCSHARES, INC.(b)	299,743	354,290
3,329	MR COOPER GROUP, INC.(b)	72,942	115,716
660	NATIONAL BANK HOLDINGS CORP., CLASS A	16,757	26,189
5,689	NATIONAL WESTERN LIFE GROUP, INC., CLASS A	1,646,680	1,416,561
2,590	NBT BANCORP, INC.	73,547	103,341
4,524	NMI HOLDINGS, INC., CLASS A(b)	65,445	106,947
5,240	NORTHFIELD BANCORP, INC.	52,376	83,421
7,463	NORTHWEST BANCSHARES, INC.	71,466	107,840
503,559	OAKTREE SPECIALTY LENDING CORP.	2,438,267	3,122,065
18	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont'd):
2,740	OFG BANCORP	$34,981	61,979
8,796	OLD NATIONAL BANCORP	112,946	170,115
4,826	PACIFIC PREMIER BANCORP, INC.	99,138	209,641
744	PALOMAR HOLDINGS, INC.(b)	65,063	49,878
839	PARK NATIONAL CORP.	75,067	108,483
4,648	PEAPACK-GLADSTONE FINANCIAL CORP.	99,854	143,530
3,509	PENNYMAC MORTGAGE INVESTMENT TRUST	60,397	68,776
14,949	PEOPLES BANCORP OF NORTH CAROLINA, INC.	272,321	353,394
44,628	PIONEER BANCORP, INC.(b)	562,279	519,916
494	PIPER SANDLER COS.	33,799	54,167
2,831	PRA GROUP, INC.(b)	103,649	104,945
413	PREFERRED BANK	20,848	26,300
48,983	PRIMIS FINANCIAL CORP.	749,387	712,213
3,992	PROVIDENT FINANCIAL SERVICES, INC.	53,301	88,942
3	READY CAPITAL CORP.	(87)	40
10,091	RED RIVER BANCSHARES, INC.	405,499	565,197
6,963	REDWOOD TRUST, INC.	45,819	72,485
2,873	RENASANT CORP.	76,728	118,885
3,273	S&T BANCORP, INC.	90,323	109,645
1,242	SAFETY INSURANCE GROUP, INC.	97,045	104,638
2,815	SEACOAST BANKING CORP. OF FLORIDA(b)	52,406	102,016
30,400	SELECTIVE INSURANCE GROUP, INC.	1,859,892	2,205,216
1,524	SERVISFIRST BANCSHARES, INC.	51,290	93,467
6,591	SIMMONS FIRST NATIONAL CORP., CLASS A	105,067	195,555
8,300	SIRIUSPOINT LTD.(b)(c)	60,222	84,411
779	SOUTHSIDE BANCSHARES, INC.	20,080	29,999
1,916	STEWART INFORMATION SERVICES CORP.	60,291	99,689
349	STONEX GROUP, INC.(b)	19,802	22,818
7,170	SUMMIT STATE BANK	88,235	117,014
45,809	TCF FINANCIAL CORP.	1,153,866	2,128,286
653	TOMPKINS FINANCIAL CORP.	39,591	54,003
1,476	TRUPANION, INC.(b)	105,797	112,486
5,783	TRUSTCO BANK CORP. NY	33,499	42,621
294,039	UMPQUA HOLDINGS CORP.	4,194,700	5,160,384
11,883	UNITED BANCORP, INC.	142,098	170,165
5,970	UNITED BANCSHARES, INC.	129,860	150,742
4,681	UNITED COMMUNITY BANKS, INC.	83,634	159,716
12,100	UNITED INSURANCE HOLDINGS CORP.	69,993	87,241
69,894	UNITED SECURITY BANCSHARES	592,934	572,432
46,932	UNITY BANCORP, INC.	761,885	1,032,504
8,232	UNIVERSAL INSURANCE HOLDINGS, INC.	123,036	118,047
84,836	UNIVEST FINANCIAL CORP.	1,831,888	2,425,461
2,866	VERITEX HOLDINGS, INC.	48,563	93,776
388	VIRTUS INVESTMENT PARTNERS, INC.	49,590	91,374
3,729	WADDELL & REED FINANCIAL, INC., CLASS A	58,547	93,411
1,003	WALKER & DUNLOP, INC.	91,275	103,048
64,674	WEBSTER FINANCIAL CORP.	2,397,455	3,564,184
64,423	WEST BANCORP, INC.	1,246,594	1,551,950
1,130	WESTAMERICA BANCORP	62,984	70,941
3,856	WISDOMTREE INVESTMENTS, INC.	20,654	24,100
57,181	WSFS FINANCIAL CORP.	2,305,770	2,847,042
		72,154,330	93,165,977	18.53%
Health Care:
74,897	1LIFE HEALTHCARE, INC.(b)	3,897,150	2,926,975
9,747	ABIOMED, INC.(b)	2,611,055	3,106,661
8,102	ADDUS HOMECARE CORP.(b)	764,921	847,388
2,454	AMN HEALTHCARE SERVICES, INC.(b)	131,517	180,860
4,267	ANGIODYNAMICS, INC.(b)	39,027	99,848
758	ANIKA THERAPEUTICS, INC.(b)	27,364	30,919
13,128	AVID BIOSERVICES, INC.(b)	118,152	239,323
16,050	BIO-TECHNE CORP.	3,901,125	6,129,976
2,254	CARDIOVASCULAR SYSTEMS, INC.(b)	72,322	86,418
26,140	CHF SOLUTIONS, INC.(b)	145,144	154,226
3,255	COHERUS BIOSCIENCES, INC.(b)	58,253	47,556
6,953	COMMUNITY HEALTH SYSTEMS, INC.(b)	24,308	94,005
760	COMPUTER PROGRAMS AND SYSTEMS, INC.	17,092	23,256
1,523	CONMED CORP.	107,871	198,889
19	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont'd):
5,151	CORCEPT THERAPEUTICS, INC.(b)	$91,306	122,542
236	CORVEL CORP.(b)	17,275	24,211
4,687	COVETRUS, INC.(b)	88,788	140,469
2,680	CROSS COUNTRY HEALTHCARE, INC.(b)	19,502	33,473
33,658	CRYOLIFE, INC.(b)	626,877	759,998
6,706	CRYOPORT, INC.(b)	408,506	348,779
15,740	CUTERA, INC.(b)	229,699	472,987
3,656	CYTOKINETICS, INC.(b)	61,810	85,039
4,668	EAGLE PHARMACEUTICALS, INC.(b)	208,984	194,842
472	ENANTA PHARMACEUTICALS, INC.(b)	21,792	23,279
16,143	ENDO INTERNATIONAL PLC(b)(c)	49,160	119,620
2,178	ENSIGN GROUP (THE), INC.	116,465	204,384
100,280	EVOLENT HEALTH, INC., CLASS A(b)	1,119,410	2,025,656
1,142	GLAUKOS CORP.(b)	52,182	95,848
1,056	HANGER, INC.(b)	16,338	24,098
96,044	HARVARD BIOSCIENCE, INC.(b)	183,588	524,400
59,657	HEALTHEQUITY, INC.(b)	2,877,998	4,056,676
43,739	HEALTHSTREAM, INC.(b)	946,421	977,129
341	HESKA CORP.(b)	31,451	57,445
24,600	HILL-ROM HOLDINGS, INC.	2,105,465	2,717,808
4,590	HMS HOLDINGS CORP.(b)	136,351	169,715
37,425	INFUSYSTEM HOLDINGS, INC.(b)	457,425	761,973
607	INOGEN, INC.(b)	20,310	31,880
1,693	INTEGER HOLDINGS CORP.(b)	111,654	155,925
47,350	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	2,679,023	3,271,412
2,704	INVACARE CORP.	19,534	21,686
97,104	KADMON HOLDINGS, INC.(b)	403,677	377,735
3,112	LANNETT CO., INC.(b)	17,883	16,431
1,794	LEMAITRE VASCULAR, INC.	58,384	87,511
877	LUMINEX CORP.	18,557	27,976
1,231	MAGELLAN HEALTH, INC.(b)	73,822	114,778
5,736	MEDNAX, INC.(b)	140,795	146,096
2,275	MERIDIAN BIOSCIENCE, INC.(b)	34,164	59,719
2,957	MERIT MEDICAL SYSTEMS, INC.(b)	128,856	177,065
215	MESA LABORATORIES, INC.	46,939	52,353
1,127	MODIVCARE, INC.(b)	163,484	166,931
3,711	MYRIAD GENETICS, INC.(b)	42,922	113,000
4,319	NATUS MEDICAL, INC.(b)	78,201	110,610
5,523	NEOGENOMICS, INC.(b)	195,554	266,374
20,062	NEVRO CORP.(b)	2,966,869	2,798,649
107,389	NEXTGEN HEALTHCARE, INC.(b)	1,647,248	1,943,741
1,083	OMNICELL, INC.(b)	76,570	140,649
56,854	ORASURE TECHNOLOGIES, INC.(b)	594,587	663,486
1,025	ORTHOFIX MEDICAL, INC.(b)	31,385	44,434
3,746	OWENS & MINOR, INC.	37,718	140,812
211,645	PACIFIC BIOSCIENCES OF CALIFORNIA, INC.(b)	3,224,421	7,049,895
2,249	PACIRA BIOSCIENCES, INC.(b)	121,845	157,632
1,490	PENNANT GROUP (THE), INC.(b)	57,269	68,242
36,222	PHIBRO ANIMAL HEALTH CORP., CLASS A	754,956	883,817
4,478	R1 RCM, INC.(b)	76,243	110,517
2,451	RADNET, INC.(b)	39,172	53,309
1,527	REGENXBIO, INC.(b)	44,600	52,086
3,041	SELECT MEDICAL HOLDINGS CORP.(b)	42,741	103,698
511	SIMULATIONS PLUS, INC.	31,714	32,316
38,232	STREAMLINE HEALTH SOLUTIONS, INC.(b)	61,171	78,376
2,284	SUPERNUS PHARMACEUTICALS, INC.(b)	48,152	59,795
13,045	SURMODICS, INC.(b)	544,279	731,433
33,400	SYNEOS HEALTH, INC.(b)	1,431,924	2,533,390
1,888	TABULA RASA HEALTHCARE, INC.(b)	102,590	86,942
61,352	TANDEM DIABETES CARE, INC.(b)	6,412,542	5,414,314
2,165	TIVITY HEALTH, INC.(b)	27,633	48,323
93,545	TRIPLE-S MANAGEMENT CORP., CLASS B(b)	2,136,298	2,434,976
21,534	TWIST BIOSCIENCE CORP.(b)	2,750,467	2,667,201
551	US PHYSICAL THERAPY, INC.	46,874	57,359
134,044	VAREX IMAGING CORP.(b)	3,417,153	2,746,562
2,612	XENCOR, INC.(b)	90,484	112,473
		52,832,758	64,518,580	12.83%
20	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials:
2,233	AAON, INC.	$123,232	156,332
15,032	AAR CORP.(b)	304,464	626,083
3,557	ABM INDUSTRIES, INC.	120,321	181,442
15,180	ACUITY BRANDS, INC.	1,706,527	2,504,700
1,617	AEGION CORP.(b)	24,543	46,489
3,956	AEROJET ROCKETDYNE HOLDINGS, INC.	147,108	185,774
845	AEROVIRONMENT, INC.(b)	54,807	98,071
53,320	AIR LEASE CORP.	1,690,020	2,612,680
555	ALAMO GROUP, INC.	55,130	86,663
853	ALBANY INTERNATIONAL CORP., CLASS A	45,690	71,200
748	ALLEGIANT TRAVEL CO.(b)	80,014	182,557
41,601	AMERICAN WOODMARK CORP.(b)	3,494,878	4,101,027
2,066	APPLIED INDUSTRIAL TECHNOLOGIES, INC.	125,566	188,357
1,349	ARCBEST CORP.	37,892	94,929
2,574	ARCOSA, INC.	102,643	167,542
11,940	ARMSTRONG WORLD INDUSTRIES, INC.	992,668	1,075,675
1,206	ASTEC INDUSTRIES, INC.	53,461	90,956
48,279	ASTRONICS CORP.(b)	534,308	870,953
1,395	ATLAS AIR WORLDWIDE HOLDINGS, INC.(b)	64,070	84,314
16,928	AVIS BUDGET GROUP, INC.(b)	476,033	1,227,957
11,949	AZZ, INC.	379,066	601,632
2,068	BARNES GROUP, INC.	77,523	102,449
2,186	BOISE CASCADE CO.	82,334	130,788
462	BRADY CORP., CLASS A	19,898	24,694
88,110	BRIGHTVIEW HOLDINGS, INC.(b)	1,324,771	1,486,416
45,776	BWX TECHNOLOGIES, INC.	2,515,708	3,018,469
37,471	CECO ENVIRONMENTAL CORP.(b)	262,308	297,145
1,534	CHART INDUSTRIES, INC.(b)	109,625	218,365
20,834	CIRCOR INTERNATIONAL, INC.(b)	663,250	725,440
80,700	COLFAX CORP.(b)	1,996,178	3,535,467
17,418	COLUMBUS MCKINNON CORP.	716,284	918,974
1,430	COMFORT SYSTEMS U.S.A, INC.	72,885	106,921
5,072	CORECIVIC, INC.	32,724	45,902
137,245	COVANTA HOLDING CORP.	1,097,556	1,902,216
1,435	CUBIC CORP.	63,497	107,008
2,804	DELUXE CORP.	88,730	117,656
1,443	DXP ENTERPRISES, INC.(b)	28,742	43,535
1,253	ENCORE WIRE CORP.	58,883	84,114
157,264	ENERPAC TOOL GROUP CORP.	3,458,832	4,107,736
1,434	ESCO TECHNOLOGIES, INC.	116,528	156,148
1,828	EXPONENT, INC.	153,488	178,139
3,216	FEDERAL SIGNAL CORP.	92,803	123,173
560	FORRESTER RESEARCH, INC.(b)	17,882	23,789
2,045	FRANKLIN ELECTRIC CO., INC.	101,427	161,432
68,420	GATES INDUSTRIAL CORP. PLC(b)	938,559	1,094,036
924	GIBRALTAR INDUSTRIES, INC.(b)	43,216	84,555
2,411	GMS, INC.(b)	55,860	100,659
21,540	GORMAN-RUPP (THE) CO.	638,624	713,189
38,431	GRACO, INC.	2,311,195	2,752,428
56,241	GRAHAM CORP.	811,797	800,872
2,495	GRANITE CONSTRUCTION, INC.	44,279	100,424
1,308	HARSCO CORP.(b)	20,364	22,432
4,075	HAWAIIAN HOLDINGS, INC.(b)	55,364	108,680
7,800	HEARTLAND EXPRESS, INC.	144,677	152,724
1,393	HEIDRICK & STRUGGLES INTERNATIONAL, INC.	29,329	49,758
19,600	HEXCEL CORP.(b)	1,157,602	1,097,600
925	HILLENBRAND, INC.	32,774	44,132
1,731	HUB GROUP, INC., CLASS A(b)	86,321	116,462
4,543	HURCO COS., INC.	147,693	160,368
54,600	IAA, INC.(b)	2,578,770	3,010,644
2,151	ICF INTERNATIONAL, INC.	152,213	187,997
977	INSTEEL INDUSTRIES, INC.	18,377	30,131
2,477	INTERFACE, INC.	26,026	30,913
105,428	JELD-WEN HOLDING, INC.(b)	1,968,721	2,919,301
1,691	JOHN BEAN TECHNOLOGIES CORP.	137,915	225,478
6,000	KADANT, INC.	528,683	1,110,060
1,476	KAMAN CORP.	58,477	75,704
21	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont'd):
977	KELLY SERVICES, INC., CLASS A(b)	$18,133	21,758
473	KORN FERRY	20,580	29,501
12,396	LIMBACH HOLDINGS, INC.(b)	135,615	130,902
579	LINDSAY CORP.	54,200	96,473
312,328	LSI INDUSTRIES, INC.	1,845,615	2,664,158
109,236	LYFT, INC., CLASS A(b)	2,997,885	6,901,530
1,485	MANTECH INTERNATIONAL CORP., CLASS A	100,992	129,121
20,766	MASTEC, INC.(b)	1,155,469	1,945,774
1,383	MATSON, INC.	80,924	92,246
25,708	MAXAR TECHNOLOGIES, INC.	1,136,886	972,276
4,042	MERITOR, INC.(b)	76,835	118,916
21,220	MOOG, INC., CLASS A	1,078,937	1,764,443
77,399	MRC GLOBAL, INC.(b)	701,926	698,913
3,030	MUELLER INDUSTRIES, INC.	78,800	125,290
351	NATIONAL PRESTO INDUSTRIES, INC.	30,447	35,827
91,966	NN, INC.(b)	606,977	650,200
1,539	PARK AEROSPACE CORP.	16,372	20,346
130,445	PGT INNOVATIONS, INC.(b)	1,797,697	3,293,736
6,784	PITNEY BOWES, INC.	16,863	55,900
615	POWELL INDUSTRIES, INC.	16,562	20,830
1,421	PROTO LABS, INC.(b)	159,264	173,007
1,914	RAVEN INDUSTRIES, INC.	39,098	73,364
6,575	RESIDEO TECHNOLOGIES, INC.(b)	74,730	185,744
1,915	RESOURCES CONNECTION, INC.	22,152	25,929
173,867	REV GROUP, INC.	1,963,728	3,331,292
45,750	RUSH ENTERPRISES, INC., CLASS A	1,261,715	2,279,722
55,461	RYDER SYSTEM, INC.	2,918,177	4,195,625
1,392	SAIA, INC.(b)	165,159	320,967
1,075	SEACOR HOLDINGS, INC.(b)	28,849	43,806
62,358	SHYFT GROUP (THE), INC.	1,004,676	2,319,718
2,190	SKYWEST, INC.(b)	92,303	119,311
1,679	SPX CORP.(b)	67,071	97,835
7,132	SPX FLOW, INC.	218,279	451,669
727	STANDEX INTERNATIONAL CORP.	39,599	69,479
308,100	STEELCASE, INC., CLASS A	3,891,609	4,433,559
3,086	TEAM, INC.(b)	19,078	35,582
530	TENNANT CO.	33,777	42,342
97,863	TEREX CORP.	3,300,507	4,508,548
72,310	TITAN MACHINERY, INC.(b)	1,276,510	1,843,905
55,279	TRIMAS CORP.(b)	1,411,070	1,676,059
2,722	TRIUMPH GROUP, INC.(b)	20,706	50,030
75,132	TRUEBLUE, INC.(b)	1,225,183	1,654,407
3,336	UFP INDUSTRIES, INC.	159,029	253,002
835	UNIFIRST CORP.	142,857	186,798
3,624	US ECOLOGY, INC.(b)	122,194	150,903
6,132	VECTRUS, INC.(b)	249,903	327,694
1,394	VIAD CORP.(b)	25,927	58,199
988	VICOR CORP.(b)	72,341	84,010
4,675	WABASH NATIONAL CORP.	47,573	87,890
1,484	WATTS WATER TECHNOLOGIES, INC., CLASS A	117,203	176,314
18,500	WOODWARD, INC.	1,455,405	2,231,655
		69,344,520	99,116,361	19.71%
Information Technology:
4,199	3D SYSTEMS CORP.(b)	103,468	115,221
6,589	8X8, INC.(b)	104,347	213,747
3,058	ADTRAN, INC.	32,282	51,007
2,042	ADVANCED ENERGY INDUSTRIES, INC.	137,503	222,925
2,350	ALARM.COM HOLDINGS, INC.(b)	135,048	202,993
56,264	ANAPLAN, INC.(b)	3,461,066	3,029,816
12,720	ASTRONOVA, INC.(b)	117,059	170,448
9,473	ASURE SOFTWARE, INC.(b)	60,911	72,374
76,140	AVNET, INC.	2,567,566	3,160,571
28,612	AXT, INC.(b)	106,176	333,616
1,458	BADGER METER, INC.	92,421	135,696
1,679	BEL FUSE, INC., CLASS B	17,796	33,395
82,857	BELDEN, INC.	3,083,215	3,676,365
2,504	BENCHMARK ELECTRONICS, INC.	50,443	77,424
22	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
21,269	BILL.COM HOLDINGS, INC.(b)	$1,933,244	3,094,640
237	BM TECHNOLOGY INC.(b)(e)	2,972	2,761
930	BOTTOMLINE TECHNOLOGIES DE, INC.(b)	44,754	42,083
122	BROOKS AUTOMATION, INC.	5,331	9,961
1,426	CARDTRONICS PLC, CLASS A(b)(c)	29,131	55,329
356,862	CELESTICA, INC.(b)(c)	2,874,406	2,986,935
1,216	CEVA, INC.(b)	44,668	68,278
1,959	COMTECH TELECOMMUNICATIONS CORP.	29,694	48,662
1,766	CSG SYSTEMS INTERNATIONAL, INC.	70,000	79,276
2,782	CTS CORP.	58,247	86,409
8,231	DAKTRONICS, INC.(b)	33,876	51,608
3,858	DIEBOLD NIXDORF, INC.(b)	23,906	54,514
1,486	DIGI INTERNATIONAL, INC.(b)	22,009	28,219
2,401	DIODES, INC.(b)	118,436	191,696
46,920	DOLBY LABORATORIES, INC., CLASS A	4,043,286	4,631,942
140,913	DSP GROUP, INC.(b)	1,922,599	2,008,010
2,099	EBIX, INC.	43,890	67,231
37,429	ELASTIC N.V.(b)	4,102,913	4,162,105
58,433	EMCORE CORP.(b)	362,544	319,044
720	EPLUS, INC.(b)	48,694	71,741
3,272	EVERTEC, INC.	93,000	121,784
1,883	EXLSERVICE HOLDINGS, INC.(b)	116,337	169,771
8,040	EXTREME NETWORKS, INC.(b)	32,929	70,350
1,961	FABRINET(b)(c)	125,617	177,255
898	FARO TECHNOLOGIES, INC.(b)	47,641	77,740
5,207	FORMFACTOR, INC.(b)	124,322	234,888
160,290	FRANKLIN WIRELESS CORP.(b)	765,508	3,478,293
129,970	FREQUENCY ELECTRONICS, INC.(b)	1,194,113	1,467,361
28,981	GUIDEWIRE SOFTWARE, INC.(b)	3,069,061	2,945,339
77,613	HARMONIC, INC.(b)	458,603	608,486
93,536	IDENTIV, INC.(b)	473,085	1,071,923
1,935	INSIGHT ENTERPRISES, INC.(b)	111,211	184,638
942	ITRON, INC.(b)	74,024	83,508
5,139	KNOWLES CORP.(b)	77,505	107,508
2,917	LIVEPERSON, INC.(b)	126,326	153,843
34,071	LIVERAMP HOLDINGS, INC.(b)	1,762,010	1,767,603
2,686	MAXLINEAR, INC.(b)	67,981	91,539
1,980	METHODE ELECTRONICS, INC.	56,960	83,120
293	MICROSTRATEGY, INC., CLASS A(b)	122,087	198,888
4,600	MKS INSTRUMENTS, INC.	442,209	852,932
2,361	NETGEAR, INC.(b)	56,550	97,037
3,475	NIC, INC.	83,735	117,907
1,037	ONESPAN, INC.(b)	19,889	25,407
33,610	ONTO INNOVATION, INC.(b)	1,025,094	2,208,513
24,038	OSI SYSTEMS, INC.(b)	1,955,773	2,310,052
903	PDF SOLUTIONS, INC.(b)	17,553	16,055
1,594	PERFICIENT, INC.(b)	51,786	93,600
30,889	PHOTRONICS, INC.(b)	311,146	397,233
39,856	PLANTRONICS, INC.(b)	372,143	1,550,797
23,423	PLEXUS CORP.(b)	1,548,170	2,151,168
2,642	POWER INTEGRATIONS, INC.	158,518	215,270
2,889	PROGRESS SOFTWARE CORP.	106,362	127,289
26,934	QUANTUM CORP.(b)	184,498	224,360
7,080	RAMBUS, INC.(b)	102,818	137,635
527	ROGERS CORP.(b)	75,768	99,187
64,223	SAILPOINT TECHNOLOGIES HOLDINGS, INC.(b)	2,437,182	3,252,253
1,148	SANMINA CORP.(b)	27,674	47,504
65,846	SCANSOURCE, INC.(b)	2,514,326	1,972,088
794,205	SERVICESOURCE INTERNATIONAL, INC.(b)	1,092,862	1,167,481
1,164	SMART GLOBAL HOLDINGS, INC.(b)	30,795	53,567
1,915	SPS COMMERCE, INC.(b)	143,863	190,179
45,245	SUPER MICRO COMPUTER, INC.(b)	1,087,402	1,767,270
2,048	SYKES ENTERPRISES, INC.(b)	70,529	90,276
6,274	TTM TECHNOLOGIES, INC.(b)	72,311	90,973
745	ULTRA CLEAN HOLDINGS, INC.(b)	19,154	43,240
204,098	UNISYS CORP.(b)	2,331,866	5,188,171
72,225	VARONIS SYSTEMS, INC.(b)	2,744,950	3,708,031
23	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont'd):
10,065	VIAVI SOLUTIONS, INC.(b)	$120,773	158,021
17,910	VISHAY PRECISION GROUP, INC.(b)	534,790	551,807
13,951	WIX.COM LTD.(b)(c)	3,611,105	3,895,398
200,491	XPERI HOLDING CORP.	2,988,801	4,364,689
258,899	ZIX CORP.(b)	1,941,694	1,954,687
		63,064,310	81,769,956	16.26%
Materials:
1,495	ADVANSIX, INC.(b)	17,055	40,096
7,074	ALLEGHENY TECHNOLOGIES, INC.(b)	64,413	148,978
2,099	AMERICAN VANGUARD CORP.	31,339	42,841
5,643	ARCONIC CORP.(b)	83,038	143,276
39,500	AXALTA COATING SYSTEMS LTD.(b)	602,888	1,168,410
1,760	BALCHEM CORP.	164,751	220,722
1,610	CARPENTER TECHNOLOGY CORP.	41,174	66,252
2,446	CENTURY ALUMINUM CO.(b)	17,115	43,196
612	CLEARWATER PAPER CORP.(b)	20,484	23,023
7,298	CLEVELAND-CLIFFS, INC.	112,144	146,763
4,390	FERRO CORP.(b)	49,722	74,015
1,570	FUTUREFUEL CORP.	18,184	22,812
2,880	GCP APPLIED TECHNOLOGIES, INC.(b)	53,386	70,675
45,703	H.B. FULLER CO.	2,402,415	2,875,176
1,166	HAWKINS, INC.	25,673	39,084
227	INNOSPEC, INC.	20,598	23,311
1,120	KOPPERS HOLDINGS, INC.(b)	19,868	38,931
1,882	KRATON CORP.(b)	32,648	68,862
7,360	LIVENT CORP.(b)	46,346	127,475
487	MATERION CORP.	27,725	32,259
2,794	MERCER INTERNATIONAL, INC.(c)	20,568	40,206
1,910	MYERS INDUSTRIES, INC.	27,366	37,742
107,011	OLIN CORP.	1,753,670	4,063,208
102,556	ORION ENGINEERED CARBONS S.A.(b)(c)	1,116,543	2,022,404
693	QUAKER CHEMICAL CORP.	128,226	168,933
18,300	RELIANCE STEEL & ALUMINUM CO.	1,494,148	2,786,907
73,659	SCHWEITZER-MAUDUIT INTERNATIONAL, INC.	2,787,521	3,607,081
1,154	STEPAN CO.	110,502	146,685
7,386	TIMKENSTEEL CORP.(b)	26,484	86,786
64,636	TREDEGAR CORP.	1,130,229	970,186
846	US CONCRETE, INC.(b)	19,856	62,029
13,021	VERSO CORP.	191,912	189,976
2,731	WARRIOR MET COAL, INC.	40,792	46,782
		12,698,783	19,645,082	3.91%
Real Estate:
5,739	ACADIA REALTY TRUST	73,016	108,869
3,689	AGREE REALTY CORP.	239,707	248,307
4,425	ALEXANDER & BALDWIN, INC.	53,431	74,296
46,629	ALPINE INCOME PROPERTY TRUST, INC.	692,723	809,479
4,968	AMERICAN ASSETS TRUST, INC.	129,822	161,162
3,015	ARMADA HOFFLER PROPERTIES, INC.	28,885	37,808
55,605	BLUEROCK RESIDENTIAL GROWTH REIT, INC.	394,290	562,167
9,103	BRANDYWINE REALTY TRUST	93,265	117,520
4,965	CARETRUST REIT, INC.	86,221	115,610
3,809	CHATHAM LODGING TRUST(b)	23,679	50,126
1,777	CTO REALTY GROWTH, INC.	71,533	92,422
148,995	DIAMONDROCK HOSPITALITY CO.(b)	897,728	1,534,648
7,840	DIVERSIFIED HEALTHCARE TRUST	32,003	37,475
4,135	EASTERLY GOVERNMENT PROPERTIES, INC.	92,278	85,719
29,773	EQUITY COMMONWEALTH	875,368	827,689
3,841	ESSENTIAL PROPERTIES REALTY TRUST, INC.	69,521	87,690
3,754	FOUR CORNERS PROPERTY TRUST, INC.	86,702	102,860
4,241	GEO GROUP (THE), INC.	37,601	32,910
1,826	GETTY REALTY CORP.	52,146	51,712
111,774	GLOBAL MEDICAL REIT, INC.	1,279,086	1,465,357
3,298	HERSHA HOSPITALITY TRUST(b)	18,358	34,794
128,139	INDEPENDENCE REALTY TRUST, INC.	1,203,346	1,947,713
3,481	INDUSTRIAL LOGISTICS PROPERTIES TRUST	71,070	80,516
690	INNOVATIVE INDUSTRIAL PROPERTIES, INC.	126,474	124,310
61,611	ISTAR, INC.	645,495	1,095,444
24	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont'd):
57,153	KITE REALTY GROUP TRUST	$763,932	1,102,481
16,096	LEXINGTON REALTY TRUST	169,420	178,827
4,469	MACK-CALI REALTY CORP.	57,409	69,180
891	MARCUS & MILLICHAP, INC.(b)	25,083	30,027
3,311	NATIONAL STORAGE AFFILIATES TRUST	94,043	132,208
24,238	NEXPOINT RESIDENTIAL TRUST, INC.	630,457	1,117,129
39,335	PLYMOUTH INDUSTRIAL REIT, INC.	501,117	662,795
33,460	POSTAL REALTY TRUST, INC., CLASS A	429,075	574,843
968	RE/MAX HOLDINGS, INC., CLASS A	30,056	38,130
6,160	REALOGY HOLDINGS CORP.(b)	45,866	93,201
32,030	REDFIN CORP.(b)	1,501,576	2,132,878
6,031	RETAIL OPPORTUNITY INVESTMENTS CORP.	65,628	95,712
12,377	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	84,751	129,711
4,749	RPT REALTY	30,317	54,186
716	SAFEHOLD, INC.	40,289	50,192
690	SAUL CENTERS, INC.	20,472	27,676
7,941	SITE CENTERS CORP.	59,761	107,680
71,149	STRATUS PROPERTIES, INC.(b)	1,882,716	2,170,044
3,340	SUMMIT HOTEL PROPERTIES, INC.(b)	18,266	33,934
7,677	TANGER FACTORY OUTLET CENTERS, INC.	48,408	116,153
24,324	UMH PROPERTIES, INC.	274,948	466,291
10,784	UNITI GROUP, INC.	101,771	118,947
321	UNIVERSAL HEALTH REALTY INCOME TRUST	20,634	21,757
2,744	WASHINGTON REAL ESTATE INVESTMENT TRUST	58,175	60,642
4,519	WHITESTONE REIT	29,258	43,834
		14,357,176	19,515,061	3.88%
Utilities:
1,970	AMERICAN STATES WATER CO.	152,237	148,972
5,095	AVISTA CORP.	180,419	243,286
2,207	CALIFORNIA WATER SERVICE GROUP	111,140	124,342
844	CHESAPEAKE UTILITIES CORP.	74,972	97,972
2,025	NORTHWEST NATURAL HOLDING CO.	93,857	109,249
185,991	PURE CYCLE CORP.(b)	1,408,282	2,495,999
1,442	SOUTH JERSEY INDUSTRIES, INC.	33,896	32,560
		2,054,803	3,252,380	0.65%
	Sub-total Common Stocks:	364,971,472	493,063,780	98.05%
Convertible Preferred Stocks:
Real Estate:
26,114	WHEELER REAL ESTATE INVESTMENT TRUST, INC.(b)	286,968	287,254
20,843	WHEELER REAL ESTATE INVESTMENT TRUST, INC. (Step to 10.75% on 9/21/2023), 8.75%(b)(f)	278,172	375,174
		565,140	662,428	0.13%
	Sub-total Convertible Preferred Stocks:	565,140	662,428	0.13%
Master Limited Partnerships:
Industrials:
39,052	STEEL PARTNERS HOLDINGS L.P.(b)	360,386	536,965
		360,386	536,965	0.11%
	Sub-total Master Limited Partnerships:	360,386	536,965	0.11%
Preferred Stocks:
Industrials:
87,708	STEEL PARTNERS HOLDINGS L.P.	1,118,601	1,758,546
		1,118,601	1,758,546	0.35%
	Sub-total Preferred Stocks:	1,118,601	1,758,546	0.35%
Rights:
Communication Services:
55,700	MEDIA GENERAL, INC. (CONTINGENT VALUE RIGHTS)(b)(g)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Warrants:
25	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care:
19,977	NANOVIBRONIX, INC.(b)(g)	$200	-
		200	-	0.00%
	Sub-total Warrants:	200	-	0.00%
Short-Term Investments:
14,019,550	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.03%(h)	14,019,550	14,019,550
	Sub-total Short-Term Investments:	14,019,550	14,019,550	2.79%
	Grand total	$381,035,349	510,041,269	101.43%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of March 31, 2021, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 5.98% of net assets.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.02% of net assets as of March 31, 2021.
(e)	This is a Level 3 security.
(f)	For step bonds, the coupon rate disclosed is the current rate in effect.
(g)	Security has been deemed worthless and is a Level 3 investment.
(h)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2020, the value of the Clearwater Select Equity Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $16,222,989 with net sales of $2,203,439 during the three months ended March 31, 2021.
26	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2021 (unaudited)
Fair value is an estimate of the price the Clearwater Select Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Select Equity Fund's investments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Select Equity Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Select Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Select Equity Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2021.
	Level 1	Level 2	Level 3	Total
Common Stocks	$493,061,019	$—	$2,761	$493,063,780
Convertible Preferred Stocks	662,428	—	—	662,428
Master Limited Partnerships	536,965	—	—	536,965
Preferred Stocks	1,758,546	—	—	1,758,546
Rights	—	—	—*	—*
Warrants	—	—	—*	—*
Short-Term Investments	14,019,550	—	—	14,019,550
Total	$510,038,508	$—	$2,761	$510,041,269

* Security has been deemed worthless and is a Level 3 investment.
For the Clearwater Select Equity Fund, the investment value is comprised of equity securities, convertible bonds, investment companies, master limited partnerships, rights, warrants and short-term investments. See the Clearwater Select Equity Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.
There were no significant Level 3 valuations at March 31, 2021.
27	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Select Equity Fund
March 31, 2021 (unaudited)
Clearwater Select Equity Fund Portfolio Diversification
(as a percentage of net assets)
28	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
171,824	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$1,701,436	2,175,292
54,180	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			739,165	818,660
17,900	BLACKROCK MUNIENHANCED FUND INC			188,128	211,578
114,491	BLACKROCK MUNIHOLDINGS FUND INC			1,778,286	1,831,867
91,327	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,010,095	1,305,063
46,838	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND INC			651,076	696,013
83,977	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			1,060,120	1,125,292
36,675	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			454,303	531,787
157,958	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			2,064,776	2,374,109
51,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			729,423	762,058
102,096	BLACKROCK MUNIYIELD QUALITY FUND II INC			1,309,732	1,417,092
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,689,411
42,549	BNY MELLON STRATEGIC MUNICIPAL BOND FUND INC			298,824	333,159
177,634	DWS MUNICIPAL INCOME TRUST			2,001,406	2,069,436
179,650	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,987,818	2,128,852
149,405	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,829,532	1,969,158
101,614	INVESCO MUNICIPAL TRUST			1,260,657	1,341,305
164,886	INVESCO QUALITY MUNICIPAL INCOME TRUST			1,994,240	2,138,571
65,173	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			834,173	878,532
55,434	INVESCO VALUE MUNICIPAL INCOME TRUST			803,627	868,651
83,434	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			1,220,326	1,410,035
332,011	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			4,496,294	4,920,403
52,779	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			723,142	757,906
244,784	NUVEEN QUALITY MUNICIPAL INCOME FUND			3,475,068	3,706,030
11,931	PUTNAM MUNICIPAL OPPORTUNITIES TRUST			158,107	159,875
	Sub-total Closed-End Funds:			34,342,219	37,620,135	6.10%
Municipal Bonds:
Alabama
500,000	MOBILE CNTY AL LTD OBLG(b)	11/1/2045	4.00	500,000	501,069
1,000,000	PELL CITY AL SPL CARE FACS FING AUTH REVENUE	12/1/2031	5.00	1,007,635	1,024,376
				1,507,635	1,525,445	0.25%
Alaska
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(c)	12/1/2010	5.40	350,000	14,438
				350,000	14,438	0.00%
Arizona
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2030	6.75	1,238,057	1,335,710
1,250,000	ARIZONA ST INDL DEV AUTH ECON DEV REVENUE(b)	7/1/2050	7.75	1,237,567	1,355,414
500,000	ARIZONA ST INDL DEV AUTH EDU REVENUE(b)	7/15/2038	5.75	518,397	574,258
700,000	GLENDALE AZ INDL DEV AUTH	11/15/2036	5.00	721,796	749,113
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	556,639	551,291
800,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2035	5.00	834,875	867,304
870,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2052	6.00	914,194	1,017,058
500,000	NAVAJO NATION AZ(b)	12/1/2030	5.50	519,341	557,367
1,000,000	PEORIA AZ INDL DEV AUTH	11/15/2029	5.25	1,000,000	995,837
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(b)	7/1/2036	5.13	986,924	1,100,227
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(b)	9/1/2045	5.00	1,043,451	1,081,786
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,506,995	2,598,836
700,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	12/1/2026	5.25	700,000	730,498
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	8,043	10,060
1,370,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	6/15/2035	5.38	1,439,424	1,486,024
750,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(b)	6/15/2037	4.75	737,506	762,071
815,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	815,000	849,056
500,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2024	4.70	499,182	500,270
29	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Arizona (Cont'd):
500,000	TEMPE AZ INDL DEV AUTH REVENUE(b)	10/1/2037	6.00	$502,360	543,849
				16,779,751	17,666,029	2.86%
Arkansas
525,000	SHERIDAN AR SCH DIST #37	2/1/2047	4.00	527,962	541,646
1,000,000	SPRINGDALE AR SALES & USE REVENUE	4/1/2041	3.60	973,493	1,034,261
				1,501,455	1,575,907	0.26%
California
2,350,000	ACALANES CA UNION HIGH SCH DIST (Step to 6.55% on 8/1/2024)(d)	8/1/2039	0.00	1,897,731	2,688,792
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,008,716	1,118,181
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/2026)(d)	8/1/2046	0.00	683,587	1,247,413
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	500,493	507,940
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,490,081	1,904,387
750,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	10/1/2042	6.00	767,212	814,402
1,000,000	CARLSBAD CA UNIF SCH DIST (Step to 6.13% on 8/1/2021)(d)	8/1/2031	0.00	977,620	1,351,753
1,000,000	COLTON CA JT UNIF SCH DIST (Step to 5.80% on 8/1/2021)(d)	8/1/2035	0.00	980,723	1,245,842
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,103,556	1,510,477
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	743,993	753,080
1,000,000	ENCINITAS CA UNION SCH DIST (Step to 6.75% on 8/1/2022)(d)	8/1/2035	0.00	915,047	1,444,952
1,155,000	ENTERPRISE CA ELEM SCH DIST (Step to 6.20% on 8/1/2021)(d)	8/1/2035	0.00	1,130,881	1,613,053
600,000	ESCONDIDO CA SPL TAX	9/1/2036	5.00	627,012	704,129
1,500,000	HARTNELL CA CMNTY CLG DIST (Step to 7.00% on 8/1/2022)(d)	8/1/2034	0.00	1,368,530	1,840,901
3,500,000	HEALDSBURG CA UNIF SCH DIST (Step to 4.60% on 8/1/2022)(d)	8/1/2037	0.00	3,290,487	3,815,260
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	998,588	1,373,919
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,006,377	1,260,534
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	747,254	894,032
2,000,000	OAK PARK CA UNIF SCH DIST (Step to 7.10% on 8/1/2021)(d)	8/1/2038	0.00	1,954,468	2,871,312
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	996,937	1,287,275
750,000	REEF-SUNSET CA UNIF SCH DIST (Step to 4.85% on 8/1/2021)(d)	8/1/2038	0.00	737,911	858,085
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,008,396	1,146,442
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,565,441	1,696,473
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.57%)(e)	6/1/2039	0.70	350,000	333,950
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	501,288
1,500,000	SAN GABRIEL CA UNIF SCH DIST	8/1/2039	5.35	1,495,454	1,597,144
1,000,000	SAN JOSE CA FING AUTH LEASE REVENUE	6/1/2039	5.00	1,018,062	1,085,497
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	500,696	514,550
2,185,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	2,183,434	2,694,355
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,485,032	1,588,001
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/2027)(d)	8/1/2041	0.00	729,326	1,083,613
1,250,000	TUSTIN CA UNIF SCH DIST	8/1/2028	6.00	1,244,565	1,273,474
				36,007,610	44,620,506	7.23%
Colorado
500,000	9TH AVENUE MET DIST #2 CO	12/1/2048	5.00	500,000	533,248
1,000,000	AEROTROPOLIS REGL TRANPRTN AUTH CO SPL REVENUE	12/1/2051	5.00	1,014,126	1,062,929
1,000,000	BRIGHTON CROSSING MET DIST #6 CO	12/1/2050	5.00	1,016,129	1,086,687
30	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Colorado (Cont'd):
750,000	BROADWAY STATION MET DIST #2 CO	12/1/2048	5.13	$750,000	810,960
1,000,000	BROADWAY STATION MET DIST #3 CO	12/1/2049	5.00	1,022,746	1,086,423
650,000	BUFFALO HIGHLANDS MET DIST	12/1/2038	5.25	651,546	695,213
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	995,317	1,003,647
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	9/1/2046	5.00	1,001,219	1,007,308
1,250,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	12/1/2048	5.00	1,305,002	1,419,289
1,000,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	12/1/2050	4.00	1,051,404	1,101,469
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	990,099	1,061,439
750,000	COPPERLEAF CO MET DIST #4	12/1/2049	5.00	779,722	805,195
1,000,000	CREEKWALK MARKETPLACE BUSINESS IMPT DIST CO(b)	12/1/2039	5.50	1,000,000	1,097,197
750,000	CRYSTAL CO CROSSING MET DIST	12/1/2040	5.25	750,000	805,799
1,500,000	DENVER CO CITY & CNTY MF HSG REVENUE	2/1/2039	2.05	1,500,000	1,456,189
1,000,000	DENVER CO URBAN RENEWAL AUTH TAX INCR REVENUE(b)	12/1/2039	5.25	985,897	1,076,883
1,000,000	DIATC MET DIST CO(b)	12/1/2049	5.00	1,056,692	1,069,355
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,013,372
1,000,000	GREEN VALLEY RANCH EAST MET DIST #6 CO	12/1/2050	5.88	1,000,000	1,092,929
500,000	HASKINS STATION CO MET DIST	12/1/2039	5.00	516,297	538,097
500,000	HUNTERS OVERLOOK METRO DIST #5 CO	12/1/2049	5.00	525,274	537,530
500,000	JOHNSTOWN VLG MET DIST #2 CO	12/1/2050	5.00	503,832	535,865
655,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	646,140	600,872
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	421,315
750,000	LEYDEN ROCK MET DIST #10	12/1/2045	5.00	765,876	779,746
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REVENUE	12/1/2045	5.38	996,579	1,031,083
750,000	MIRABELLE MET DIST #2 CO	12/1/2049	5.00	790,012	802,063
583,045	MOUNT CARBON CO MET DIST REVENUE (Step to 0.00% on 6/1/2033)(d)	6/1/2043	7.00	583,045	583,074
200,000	MOUNT CARBON CO MET DIST REVENUE(c)	6/1/2043	8.00	-	44,000
1,000,000	PAINTED PRAIRIE PUB IMPT AUTH CO	12/1/2039	5.00	1,032,290	1,089,398
500,000	PALISADE CO MET DIST #2 LIMITED TAX	12/1/2046	5.00	510,546	519,091
650,000	PEAK MET DIST #1 CO(b)	12/1/2051	5.00	676,948	691,846
1,000,000	PROMENADE CASTLE ROCK CO MET DIST #1	12/1/2025	5.13	1,000,000	1,032,103
500,000	ST VRAIN LAKES MET DIST #2	12/1/2037	5.00	500,000	533,847
1,000,000	STC MET DIST #2 CO	12/1/2049	5.00	1,051,874	1,075,993
500,000	TALLMAN GULCH MET DIST CO	12/1/2047	5.25	500,000	526,343
1,000,000	THOMPSON CROSSING MET DIST #4 CO	12/1/2049	5.00	1,049,312	1,069,020
1,000,000	TRANSPORT MET DIST #3 CO	12/1/2041	5.00	1,023,205	1,087,118
750,000	TRANSPORT MET DIST #3 CO	12/1/2051	5.00	754,850	807,116
700,000	VAUXMONT MET DIST CO	12/15/2050	3.25	700,000	740,060
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,075,003	1,131,198
				34,070,982	35,462,309	5.75%
Connecticut
500,000	CONNECTICUT ST HLTH & EDUCTNL FACS AUTH REVENUE(b)	1/1/2027	3.25	500,000	507,697
500,000	CONNECTICUT ST HLTH & EDUCTNL FACS AUTH REVENUE(b)	1/1/2055	5.00	513,572	539,348
545,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.88	545,000	596,868
515,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	515,000	532,803
2,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2045	3.85	2,048,458	2,055,067
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	5,043,289
31	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Connecticut (Cont'd):
583,408	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	$595,056	37,922
				9,717,086	9,312,994	1.51%
District of Columbia
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	504,164
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,022,261
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,021,985
665,000	DIST OF COLUMBIA REVENUE	7/1/2027	4.13	620,514	691,799
1,250,000	DIST OF COLUMBIA REVENUE	7/1/2042	5.00	1,096,855	1,307,798
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	1,126,676
				5,217,369	5,674,683	0.92%
Florida
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,052,104	1,091,558
395,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	395,000	421,797
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	988,537	1,110,584
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	500,000	563,256
180,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	180,000	201,122
1,370,000	CAPITAL TRUST AGY FL CHRT SCH REVENUE	2/1/2035	5.38	1,370,000	1,449,390
485,000	CAPITAL TRUST AGY FL EDUCTNL FACS REVENUE	6/1/2056	4.00	520,400	506,583
750,000	CAPITAL TRUST AGY FL REVENUE	4/1/2035	7.00	750,000	411,658
1,750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(f)	12/1/2035	6.75	1,745,953	700,000
750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(f)	7/1/2037	6.75	750,000	262,500
500,000	CAPITAL TRUST AGY FL STUDENT HSG REVENUE(b)	12/1/2043	5.25	513,292	568,361
710,000	CELEBRATION POINTE CMNTY DEV DIST #1 FL SPL ASSMNT REVENUE(b)	5/1/2032	5.00	713,679	779,184
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	737,882	752,712
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(f)	5/15/2026	7.25	750,000	580,313
1,750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(f)	5/15/2044	8.13	1,913,765	1,354,063
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,008,197	1,114,006
695,000	ESCAMBIA CNTY FL HSG FIN AUTH SF MTGE REVENUE	10/1/2049	3.75	695,000	735,406
715,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	715,000	783,370
1,350,000	FLORIDA DEV FIN CORP SURFACE TRANPRTN FAC REVENUE(b)	1/1/2049	7.38	1,292,545	1,326,798
1,000,000	FLORIDA ST DEPT OF EDU CMNTY CLG CAPITAL IMPT REVENUE	7/1/2030	4.38	1,002,545	1,010,214
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(b)	6/15/2035	6.00	1,000,703	1,131,264
920,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(b)	6/1/2040	5.00	948,100	1,002,817
2,000,000	FLORIDA ST DEV FIN CORP SENIOR LIVING REVENUE(b)	6/1/2050	5.25	2,038,377	2,220,564
535,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	535,000	559,658
245,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	245,000	249,986
1,445,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2045	4.20	1,445,000	1,558,616
2,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2046	2.10	2,000,000	1,929,241
850,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	3.30	850,000	879,026
1,000,000	FRERC CDD FL	11/1/2040	5.38	1,000,000	1,056,916
700,000	GRANDE PINES CDD FL SPL ASSMNT REVENUE	5/1/2041	3.75	698,993	697,049
32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
650,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	$645,757	691,219
800,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	800,000	918,663
1,000,000	HOLLYWOOD BEACH FL CMNTY DEV DIST REVENUE	10/1/2045	4.00	1,102,580	1,138,403
710,000	LAKE CNTY FLA RETMNT FAC REVENUE	8/15/2050	5.75	724,376	752,641
600,000	LAKES OF SARASOTA CDD FL IMPT REVENUE	5/1/2031	3.88	595,794	595,308
500,000	LAKES OF SARASOTA CDD FL IMPT REVENUE(b)	5/1/2031	4.13	498,565	498,161
385,000	LAKES OF SARASOTA CDD FL IMPT REVENUE(b)	5/1/2041	4.13	383,691	383,174
240,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	239,729	249,536
1,500,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,490,198	1,507,826
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	700,000	745,387
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,137,049
1,300,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,300,000	1,414,601
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2037	5.00	745,074	817,466
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	745,918	831,602
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	700,000	766,822
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	1,139,173
580,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.63	575,637	594,664
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(b)	5/1/2040	3.75	1,000,000	1,033,427
630,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.00	626,749	652,878
470,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	463,348	503,023
1,440,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2050	4.00	1,436,336	1,486,026
465,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	465,000	470,705
315,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REVENUE	5/1/2024	5.63	315,000	325,898
500,000	LT RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	505,685	524,584
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(c)	5/1/2014	5.60	250,000	45,000
735,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	744,449	776,859
500,000	MIAMI BEACH FL HLTH FACS AUTH	11/15/2044	5.00	523,909	544,485
135,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	131,055	135,532
300,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	300,000	326,423
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.00	114,821	1
1,120,000	NORTH RIVER RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2035	4.20	1,120,000	1,140,291
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	549,884
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,404,775	1,518,919
500,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2037	5.00	508,119	564,406
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,025,588	1,086,136
750,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2035	5.00	771,145	830,930
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2047	5.00	1,054,503	1,079,588
210,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	210,000	221,300
33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont'd):
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	$500,000	537,360
1,200,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2036	5.00	1,281,398	1,356,603
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	1,028,340	1,074,546
2,935,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2053	4.00	2,874,343	3,156,203
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2055	5.00	512,588	526,685
500,000	PARKER ROAD FL CDD CAPITAL IMPT REVENUE	5/1/2050	4.10	498,288	518,792
500,000	PARKVIEW AT LONG LAKE RANCH CDD FL SPL ASSMNET	5/1/2051	4.00	503,786	514,961
500,000	PINELLAS CNTY FL INDL DEV AUTH INDL DEV REVENUE	7/1/2039	5.00	548,632	586,032
710,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	703,668	770,760
560,000	RIVER LANDING CDD FL CAP IMPT REVENUE	11/1/2035	4.25	558,171	582,884
1,900,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2055	4.00	2,011,789	2,021,121
880,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2031	3.88	880,000	874,538
730,000	SANDRIDGE CMNTY DEV DIST FL SPL ASSMNT REVENUE	5/1/2051	4.00	719,895	712,495
495,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	486,429	501,164
155,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	152,313	170,864
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(c)	11/1/2010	5.50	142,538	85,523
1,100,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2040	5.00	1,136,284	1,227,114
500,000	TOLOMATO FL CDD	5/1/2037	4.25	500,000	546,346
50,000	TOLOMATO FL CDD (Step to 6.61% on 5/1/2022)(d)	5/1/2040	0.00	51,307	42,508
185,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2021)(d)	5/1/2040	0.00	179,145	176,145
115,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2024)(d)	5/1/2040	0.00	89,420	85,124
1,490,000	TOLOMATO FL CDD	5/1/2040	3.75	1,434,784	1,645,701
125,000	TOLOMATO FL CDD(c)	5/1/2040	6.61	-	1
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	784,254
385,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	389,403	395,619
500,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	498,744	565,069
1,500,000	UNIVERSITY PARK RECREATION DIST FL ON-AD VALOREM ASSMNT	5/1/2050	3.50	1,500,000	1,630,813
1,125,000	VLG FL CDD #7 SPL ASSMNT REVENUE	5/1/2036	4.00	1,118,694	1,212,380
4,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	4,000	4,003
85,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	6.60	84,382	85,912
735,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	731,354	792,977
1,000,000	WIREGRASS II CDD FL CAPITAL IMPROVEMENT REVENUE	5/1/2050	3.88	985,383	1,021,102
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	745,549	800,642
350,934	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(c)	5/1/2013	5.25	351,276	154,411
				78,974,776	80,166,654	12.99%
Georgia
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	506,659	548,117
1,350,000	COBB CNTY GA DEV AUTH(b)	12/1/2039	5.00	1,415,606	1,371,724
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,590,246
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,021,241
905,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2038	3.85	905,000	962,939
34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Georgia (Cont'd):
2,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	$2,500,000	2,626,244
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	1,001,732	1,023,179
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,939,285	1,993,676
895,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.00	895,000	939,842
1,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.20	1,505,794	1,621,142
1,750,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2049	3.25	1,750,000	1,828,003
				17,919,076	18,526,353	3.00%
Idaho
570,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	570,000	484,337
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	744,104	636,470
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2044	8.00	1,033,614	847,591
				2,347,718	1,968,398	0.32%
Illinois
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,188,822	1,302,891
1,495,000	BOLINGBROOK IL SPL SVC AREA SPL TAX	3/1/2030	4.00	1,538,613	1,725,364
1,250,000	BURBANK IL EDUCTNL FACS REVENUE(b)	9/1/2035	6.00	1,258,861	1,363,716
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,023,801	1,166,585
1,000,000	CHICAGO HEIGHTS IL	12/1/2029	4.50	1,040,492	1,110,991
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,000,651	1,077,918
1,000,000	CHICAGO IL PARK DIST	1/1/2028	5.00	1,058,401	1,097,964
750,000	CHICAGO IL PARK DIST	1/1/2042	4.00	770,631	851,975
637,000	CORTLAND IL SPL TAX REVENUE(c)	3/1/2017	5.50	633,881	117,845
500,000	DECATUR IL	3/1/2034	5.00	506,752	561,116
1,500,000	ILLINOIS ST	2/1/2030	4.00	1,494,418	1,677,447
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	537,498
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,123,333
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	678,462	725,580
600,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2027	6.13	600,000	601,580
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	501,102	546,548
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	763,079	829,671
500,000	ILLINOIS ST FIN AUTH REVENUE	5/1/2038	5.25	508,238	519,108
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,411,270	1,436,072
1,500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2045	5.00	1,567,022	1,641,305
1,000,000	ILLINOIS ST HSG DEV AUTH MF REVENUE	7/1/2044	3.15	1,000,000	1,048,430
650,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2041	3.88	650,000	699,110
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,062,042	1,187,098
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,550,839	1,671,749
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	514,645	565,115
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,011,329	1,139,151
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,097,123	1,176,862
1,000,000	MALTA IL TAX INCR REVENUE(c)	12/30/2025	5.75	1,000,000	320,000
500,000	MET PIER & EXPOSITION AUTH IL REVENUE	6/15/2057	5.00	516,668	583,978
500,000	RICHTON PARK IL PUBLIC LIBRARY DIST	12/15/2032	4.50	516,602	532,825
750,000	ROCKFORD IL	12/15/2030	4.00	750,000	751,892
375,000	S WSTRN IL DEV AUTH(c)	10/1/2022	7.00	375,000	217,500
385,000	UPPER IL RIVER VLY DEV AUTH(b)	12/1/2022	4.00	383,769	390,356
750,000	UPPER IL RIVER VLY DEV AUTH(b)	12/1/2037	5.25	766,593	805,287
465,000	UPPER IL RIVER VLY DEV AUTH(b)	1/1/2045	5.00	492,591	484,971
685,000	WESTMONT IL PARK DIST(g)	12/1/2031	0.00	366,897	424,900
685,000	WESTMONT IL PARK DIST(g)	12/1/2033	0.00	320,399	372,494
				31,417,783	32,386,225	5.25%
Indiana
1,000,000	EAST CHICAGO IN SAN DIST REVENUE	7/15/2035	4.00	993,270	1,079,496
35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Indiana (Cont'd):
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	$494,834	510,195
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	989,347	1,067,233
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,008,899	1,044,340
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	516,819	539,617
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	988,251	1,082,364
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,025,872	1,112,639
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,534,724
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	618,848
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	613,565	659,965
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,005,016	1,101,360
				9,735,873	10,350,781	1.68%
Iowa
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2036	5.00	1,601,748	1,695,754
500,000	IOWA ST HGR EDU LOAN AUTH	11/1/2030	5.00	517,296	549,390
				2,119,044	2,245,144	0.36%
Kansas
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,027,607	1,183,996
700,000	WICHITA KS HLTH CARE FACS REVENUE	12/1/2036	5.25	709,902	708,824
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	929,569	937,534
				2,667,078	2,830,354	0.46%
Kentucky
450,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	445,768	464,535
				445,768	464,535	0.07%
Louisiana
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,006,077	1,098,445
650,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.25	679,068	692,394
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,009,974	1,106,460
700,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	11/1/2037	5.65	700,000	793,359
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(b)	7/1/2039	5.00	1,059,551	1,014,084
600,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2039	5.50	600,000	656,386
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.00	1,000,000	1,007,930
750,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2044	4.40	750,000	777,352
1,250,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(b)	11/1/2046	4.00	1,250,000	1,251,943
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	523,730	575,994
370,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(e)	2/15/2036	0.83	370,000	366,667
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	756,117	803,867
				9,704,517	10,144,881	1.64%
Maine
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2035	4.00	1,000,000	1,057,418
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2036	3.90	1,000,000	1,070,227
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	1,500,000	1,570,812
36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Maine (Cont'd):
500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2042	4.05	$500,000	532,878
				4,000,000	4,231,335	0.69%
Maryland
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	503,879
1,250,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2041	1.95	1,250,000	1,196,485
1,250,000	MARYLAND ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2048	4.00	1,222,354	1,409,153
1,050,000	MONTGOMERY CNTY MD HSG OPPNTYS COMMN MFH & RECONSTR DEV REVENUE	7/1/2052	2.10	1,050,000	1,033,760
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	503,796
555,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVENUE	7/1/2038	4.00	555,000	559,083
				5,077,354	5,206,156	0.84%
Massachusetts
700,000	MASSACHUSETTS ST DEV FIN AGY REVENUE(b)	10/1/2047	5.00	741,112	765,182
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	1,515,623	1,667,790
155,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	155,000	155,995
1,225,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2034	3.63	1,237,166	1,276,162
1,500,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2048	3.75	1,445,282	1,531,562
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	700,000	743,719
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	700,000	741,955
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,053,002
2,700,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,700,000	2,753,355
1,860,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2046	4.20	1,860,000	1,994,874
500,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2063	2.80	500,000	505,276
500,000	ROWLEY MA	5/1/2027	4.00	500,000	501,383
				13,054,183	13,690,255	2.22%
Michigan
190,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	180,337	190,374
500,000	KALAMAZOO MI ECON DEV CORP	5/15/2043	5.00	530,665	558,068
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	746,177	792,322
500,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2042	5.00	515,308	533,080
1,850,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2035	4.10	1,850,000	1,990,244
600,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2042	3.75	600,000	640,757
1,650,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2043	4.00	1,650,000	1,799,133
2,250,000	MICHIGAN ST HSG DEV AUTH RENTAL HSG REVENUE	10/1/2054	3.50	2,326,190	2,367,539
860,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2036	3.70	860,000	914,330
635,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2038	4.13	635,000	635,000
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2049	4.00	1,003,058	1,060,446
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2050	3.15	1,000,000	1,033,693
5,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2051	2.75	4,874,460	5,048,127
420,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	420,000	420,895
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	769,352	847,785
37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Michigan (Cont'd):
330,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	$328,012	344,653
				18,288,559	19,176,446	3.11%
Minnesota
1,000,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	978,725	674,674
1,000,000	APPLE VY MN SENIOR HSG REVENUE	9/1/2058	5.00	980,000	1,042,038
2,500,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2038	2.65	2,369,223	2,475,698
				4,327,948	4,192,410	0.68%
Mississippi
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG(b)	11/1/2039	4.55	1,000,000	1,055,663
				1,000,000	1,055,663	0.17%
Missouri
500,000	JOPLIN MO INDL DEV AUTH SALES TAX REVENUE	11/1/2040	3.50	495,015	484,793
1,300,000	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE(b)(c)(f)	11/15/2036	5.75	1,300,000	455,650
1,000,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2037	5.25	1,015,632	1,104,757
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2042	5.00	909,527	1,102,053
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,073,492	2,084,532
775,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2048	3.80	775,000	827,607
465,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	3.35	465,000	484,514
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	754,575	770,369
				7,788,241	7,314,275	1.18%
Montana
850,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	850,000	875,568
485,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	485,000	514,049
985,000	MONTANA ST BRD OF HSG	6/1/2045	4.00	985,000	1,077,333
865,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2037	3.95	865,000	940,551
765,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	766,446	813,330
				3,951,446	4,220,831	0.68%
Nebraska
160,000	MEAD NE TAX INCR REVENUE(c)	7/1/2012	5.13	160,000	6,640
645,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2042	3.05	645,000	668,968
				805,000	675,608	0.11%
Nevada
765,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	765,000	794,067
825,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2049	3.35	825,000	861,064
505,000	NORTH LAS VEGAS NV LOCAL IMPT(b)	12/1/2027	4.00	495,722	544,014
505,000	NORTH LAS VEGAS NV LOCAL IMPT(b)	12/1/2037	5.00	505,848	565,314
				2,591,570	2,764,459	0.45%
New Hampshire
1,350,000	NATIONAL FIN AUTH NH SENIOR LIVING REVENUE	1/1/2041	4.00	1,475,546	1,481,697
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,007,547
1,500,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2052	4.00	1,500,000	1,612,764
90,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	90,000	90,282
				4,065,546	4,192,290	0.68%
New Jersey
750,000	NEW JERSEY ST ECON DEV AUTH	6/15/2037	5.00	775,142	906,811
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	531,567	586,866
750,000	NEW JERSEY ST ECON DEV AUTH REVENUE	7/15/2047	5.00	790,030	853,171
38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New Jersey (Cont'd):
2,500,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2039	3.50	$2,493,187	2,579,485
1,000,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2050	4.25	988,349	1,035,283
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	1,038,374
3,225,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	3,225,000	3,534,655
955,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	957,306	1,025,775
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	12/15/2039	4.00	525,908	559,705
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	506,194	568,512
700,000	TOBACCO SETTLEMENT FING CORP NJ	6/1/2046	5.00	704,153	813,291
				12,496,836	13,501,928	2.19%
New Mexico
540,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	540,000	546,580
720,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	720,000	730,214
1,445,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2043	3.85	1,445,000	1,539,360
730,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2046	3.80	730,000	758,526
655,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	3.90	655,000	701,340
915,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	916,576	984,235
990,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	990,000	1,032,695
915,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	915,000	985,987
545,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2050	3.00	546,220	566,765
				7,457,796	7,845,702	1.27%
New York
1,000,000	BUFFALO & ERIE CNTY NY INDL LAND DEV CORP REVENUE	11/1/2040	4.00	1,040,578	1,094,963
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	752,181	808,022
500,000	MET TRANSPRTN AUTH NY REVENUE	11/15/2027	5.00	537,658	531,413
705,000	MONROE CNTY NY INDL DEV CORP REVENUE	1/1/2030	4.00	633,660	756,879
650,000	MONROE CNTY NY INDL DEV CORP REVENUE	1/1/2050	5.00	692,373	703,072
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2037	3.80	1,000,000	1,015,669
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2039	4.30	1,000,000	1,047,205
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	601,295	640,691
3,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	5/1/2045	3.90	2,838,750	3,135,542
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	1,053,275
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2049	3.95	1,000,000	1,070,101
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2055	3.00	1,000,000	1,016,927
2,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2060	2.80	2,000,000	2,004,278
2,000,000	NEW YORK CITY NY MUNI WTR FIN AUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,064,409	2,191,546
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2041	4.10	1,000,000	1,080,792
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	1,074,309
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2048	3.95	1,000,000	1,073,218
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,575,691
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	530,730
4,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	4,000,000	4,063,047
925,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2036	3.90	925,000	979,498
305,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	305,000	308,907
1,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2046	2.50	995,003	998,327
1,465,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	1,465,000	1,548,117
39	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New York (Cont'd):
2,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	$2,000,000	2,057,298
1,500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2050	2.55	1,500,000	1,497,381
1,250,000	NEW YORK ST TRANSPRTN DEV CORP SPL FAC REVENUE	10/1/2030	4.00	1,245,079	1,448,690
550,000	WESTCHESTER CNTY NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	558,554	573,521
				34,154,540	35,879,109	5.81%
North Carolina
1,750,000	MECKLENBURG CNTY NC MF HSG REVENUE	1/1/2036	5.38	1,750,000	1,766,659
500,000	NORTH CAROLINA ST EDU ASSISTANCE AUTH	6/1/2039	3.13	494,849	500,540
930,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2041	3.95	939,529	1,003,442
900,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2048	4.00	900,000	966,506
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	11/1/2037	5.00	1,078,087	1,152,825
600,000	NORTH CAROLINA ST MED CARE COMMISSION RETMNT FACS REVENUE	10/1/2038	5.00	596,508	648,820
				5,758,973	6,038,792	0.98%
North Dakota
1,110,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2044	3.05	1,110,000	1,149,182
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2044	2.50	1,000,000	1,004,787
				2,110,000	2,153,969	0.35%
Ohio
750,000	BUTLER CNTY OH PORT AUTH PUBLIC INFRASTRUCTURE REVENUE	12/1/2041	5.00	750,000	751,654
1,500,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2049	4.00	1,590,697	1,635,926
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	500,708	514,609
2,000,000	FRANKLIN CNTY OH HLTH CARE FACS REVENUE	7/1/2045	4.00	2,043,494	2,095,995
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(b)(c)(f)	12/1/2037	6.50	750,000	262,500
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	494,566	506,358
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,543,219	1,655,710
2,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION	11/1/2049	4.00	2,037,843	2,056,651
675,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	609,970	705,429
985,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.00	985,000	1,050,037
1,125,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2049	4.00	1,125,000	1,200,206
820,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2049	3.35	820,000	856,662
1,000,000	REVERE OH LOCAL SCH DIST	12/1/2043	4.00	1,028,841	1,033,497
				14,279,338	14,325,234	2.32%
Oklahoma
970,000	FORT SILL APACHE TRIBE OK ECON DEV AUTH GAMING ENTERPRISE REVENUE(b)	8/25/2026	8.50	970,000	1,000,846
2,000,000	OKLAHOMA ST DEV FIN AUTH	8/1/2049	5.00	2,209,092	2,269,108
				3,179,092	3,269,954	0.53%
Oregon
1,000,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2047	5.00	970,850	1,087,081
500,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2055	5.38	502,041	535,901
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,015,235	1,057,207
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	507,984	522,541
40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Oregon (Cont'd):
2,000,000	OREGON ST	12/1/2039	3.90	$2,000,000	2,083,190
280,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2035	3.75	280,000	304,329
715,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	715,000	741,564
1,110,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2048	3.75	1,110,000	1,170,867
2,000,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2024	4.00	2,000,000	2,003,121
1,240,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2035	5.13	1,255,530	1,277,236
1,000,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2055	5.13	964,820	1,021,593
				11,321,460	11,804,630	1.91%
Pennsylvania
480,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	480,000	481,436
375,000	BUTLER CNTY PA GEN AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(e)	10/1/2034	0.84	375,000	369,467
650,000	CMWLTH FING AUTH PA TOBACCO MASTER SETTLEMENT PAYMENT REVENUE	6/1/2039	4.00	647,071	736,665
400,000	DAUPHIN CNTY PA GEN AUTH UNIV REVENUE(b)	10/15/2022	4.00	399,684	405,328
500,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2033	5.00	521,105	584,148
1,250,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2036	5.00	1,262,182	1,445,922
1,700,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2047	3.00	1,700,000	1,597,355
1,000,000	PENNSYLVANIA ST ECON DEV FING AUTH UPMC REVENUE	4/15/2045	4.00	1,036,086	1,151,452
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.65%)(e)	7/1/2039	0.79	500,000	456,290
1,835,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,835,000	1,903,608
535,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	535,000	539,530
280,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2047	4.00	280,000	300,297
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2049	3.40	1,000,000	1,041,565
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE (Step to 4.60% on 12/1/2021)(d)	12/1/2037	0.00	1,451,738	1,665,087
1,000,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2042	3.00	1,049,794	1,041,229
200,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2023	6.13	200,000	211,892
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	740,483	834,438
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2049	5.00	775,985	799,669
				14,789,128	15,565,378	2.52%
Puerto Rico
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,550,554
				1,500,000	1,550,554	0.25%
Rhode Island
665,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	662,849	666,376
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	769,713
1,250,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2037	3.63	1,238,408	1,287,076
				2,651,257	2,723,165	0.44%
South Carolina
650,000	BERKELEY CNTY SC ASSMNT REVENUE	11/1/2040	4.25	647,414	716,665
41	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
South Carolina (Cont'd):
115,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	$114,215	115,036
1,250,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2045	3.05	1,250,000	1,294,353
665,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH ECON DEV REVENUE	4/1/2054	4.00	688,238	680,074
1,250,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH HOSP FACS REVENUE	12/1/2044	4.00	1,296,622	1,433,033
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,027,957	1,118,855
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,429,379	1,604,071
				6,453,825	6,962,087	1.13%
South Dakota
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,500	501,013
				499,500	501,013	0.08%
Tennessee
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(b)(c)(f)	6/1/2027	6.50	1,000,000	300,000
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(b)	6/1/2036	5.13	600,000	678,234
1,350,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD RETMNT FACS REVENUE	10/1/2039	5.50	1,342,150	1,355,438
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2019	5.35	134,966	375
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	5.55	556,862	1,563
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(c)	1/1/2029	6.00	-	1
580,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2031	3.60	582,538	596,609
910,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.85	910,000	979,277
835,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.90	835,000	906,491
1,955,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2044	4.00	1,967,158	2,122,562
920,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	3.95	920,000	980,704
1,785,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	4.05	1,785,000	1,935,972
435,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	435,000	465,023
				11,068,674	10,322,249	1.67%
Texas
500,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	6/15/2036	5.00	500,633	502,945
650,000	ARLINGTON TX SPL TAX REVENUE	2/15/2041	5.00	685,010	729,854
795,000	BEXAR CNTY TX HSG FIN CORP(h)	2/1/2035	3.75	795,000	822,065
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,028,375	2,111,668
675,000	BRAZORIA CNTY TX MUNI UTILITYDIST #28	9/1/2032	4.00	682,601	684,259
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REVENUE	4/1/2040	3.00	1,003,910	935,570
1,000,000	CENTRL TX REGL MOBILITY AUTH REVENUE	1/1/2045	4.00	1,093,751	1,122,393
625,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	12/1/2035	5.00	645,795	679,480
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,003,825	1,115,034
1,350,000	DANBURY TX HGR EDU AUTH INC EDU REVENUE	8/15/2049	5.13	1,387,797	1,392,144
1,500,000	EL PASO CNTY TX HOSP DIST	8/15/2043	5.00	1,568,289	1,580,150
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,028,396	1,146,692
1,000,000	FORT BEND CNTY TX MUNI UTILITY DIST #23	9/1/2033	4.00	1,011,178	1,013,471
610,000	FORT BEND CNTY TX MUNI UTILITY DIST #50	9/1/2029	4.00	616,818	618,946
42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont'd):
800,000	GILMER TX ECON DEV CORP SALES TAX REVENUE	7/15/2030	5.00	$808,720	809,277
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE (Step to 5.50% on 10/1/2023)(d)	10/1/2035	0.00	1,308,242	1,717,180
2,000,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE	10/1/2050	3.00	2,160,859	2,100,832
560,000	HARRIS CNTY TX MUNI UTILITY DIST #400	9/1/2033	4.00	566,261	567,544
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,011,385	1,131,111
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,510,106	1,611,305
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	746,380	771,292
1,000,000	MEADOWHILL TX REGL MUNI UTILITY DIST	10/1/2034	4.00	1,038,496	1,048,793
273,000	N CENTRL TEXAS ST HLTH FAC DEV CORP	2/15/2025	5.38	273,000	218,308
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	998,794	1,182,256
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2034	5.00	1,005,567	1,049,634
750,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	758,072	785,210
500,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2049	5.25	507,318	518,147
1,100,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2055	5.00	1,145,802	1,121,839
750,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(b)	8/15/2036	5.00	750,740	754,706
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE	8/15/2036	5.50	1,000,615	1,009,503
670,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(b)	8/15/2049	5.00	690,956	697,009
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX RETMNT CMNTY REVENUE(b)	12/1/2025	10.00	1,000,000	1,028,178
645,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX SENIOR LIVING REVENUE	7/1/2025	4.00	632,639	596,612
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REVENUE	4/1/2046	5.00	1,123,915	1,188,575
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,756	813,252
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,029,740	1,083,494
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,027,313	1,100,620
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE(c)	11/15/2022	5.50	1,000,000	452,500
460,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2024	5.63	460,000	460,727
885,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2050	4.00	904,261	963,934
2,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2044	3.63	2,041,100	2,143,596
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	1,015,709	1,083,609
				41,314,124	42,463,714	6.88%
Utah
60,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	60,000	60,121
1,500,000	WEST VLY CITY UT MUNI BLDG AUTH LEASE REVENUE	2/1/2039	5.00	1,617,758	1,766,904
				1,677,758	1,827,025	0.30%
Vermont
600,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	597,912	635,646
915,000	VERMONT ST STUDENT ASSISTANCE CORP EDU LOAN REVENUE	6/15/2036	3.38	906,926	921,586
				1,504,838	1,557,232	0.25%
43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Virginia
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	$500,000	501,279
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(g)	9/1/2041	0.00	163,218	25,171
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	373,459	168,334
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,041,519
1,000,000	VIRGINIA ST HSG DEV AUTH	9/1/2050	2.50	1,000,000	1,010,381
2,005,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	1,995,250	2,005,000
				5,031,927	4,751,684	0.77%
Washington
700,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE(b)	1/1/2038	5.25	686,971	794,961
445,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	445,000	450,858
1,500,000	KING CNTY WA HSG AUTH	11/1/2039	3.00	1,468,521	1,588,021
1,000,000	KING CNTY WA HSG AUTH	8/1/2040	3.00	1,038,853	1,056,779
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,040,461	1,084,422
1,000,000	SEATTLE WA HSG AUTH	6/1/2052	3.00	1,024,339	1,027,383
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	775,234	874,562
500,000	SNOHOMISH CNTY WA HSG AUTH	4/1/2044	4.00	507,528	547,564
1,000,000	VANCOUVER WA HSG AUTH	8/1/2034	3.75	984,508	1,087,014
1,500,000	VANCOUVER WA HSG AUTH	6/1/2038	3.00	1,495,988	1,553,107
1,500,000	VANCOUVER WA HSG AUTH	12/1/2051	3.30	1,500,000	1,571,883
530,000	WASHINGTON ST HSG FIN COMMISSION(b)	7/1/2025	6.00	531,949	574,354
1,000,000	WASHINGTON ST HSG FIN COMMISSION(b)	1/1/2031	5.00	1,001,203	1,089,950
750,000	WASHINGTON ST HSG FIN COMMISSION(b)	7/1/2031	5.00	785,597	803,517
675,000	WASHINGTON ST HSG FIN COMMISSION(b)	1/1/2035	5.75	675,000	706,760
600,000	WASHINGTON ST HSG FIN COMMISSION(b)	7/1/2036	5.00	625,835	622,324
500,000	WASHINGTON ST HSG FIN COMMISSION(b)	1/1/2038	5.00	534,889	567,542
1,000,000	WASHINGTON ST HSG FIN COMMISSION(b)	1/1/2044	5.00	1,079,208	1,092,647
1,000,000	WASHINGTON ST HSG FIN COMMISSION(b)	7/1/2048	5.00	1,085,093	1,022,467
				17,286,177	18,116,115	2.94%
West Virginia
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2032	3.75	1,500,000	1,594,115
				1,500,000	1,594,115	0.26%
Wisconsin
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE(b)	6/1/2046	8.25	1,530,927	1,540,581
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2046	0.00	1,342	483
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2047	0.00	1,438	515
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2048	0.00	1,373	496
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2049	0.00	1,327	482
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2050	0.00	1,273	456
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2051	0.00	1,346	485
446,246	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(e)(f)(i)	7/1/2051	3.75	443,916	299,517
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2052	0.00	1,338	475
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2053	0.00	1,288	460
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2054	0.00	1,246	443
44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont'd):
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2055	0.00	$1,201	427
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2056	0.00	1,156	414
100,837	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(c)(f)	7/1/2056	5.50	100,665	76,688
18,454	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2057	0.00	1,923	404
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2058	0.00	1,087	389
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2059	0.00	1,055	378
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2060	0.00	1,024	363
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2061	0.00	990	347
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2062	0.00	961	336
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2063	0.00	929	324
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2064	0.00	903	315
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2065	0.00	880	302
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2066	0.00	858	285
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(b)(f)(g)	1/1/2067	0.00	10,316	3,429
520,000	PUBLIC FIN AUTH WI EDU REVENUE(b)	6/15/2049	5.00	525,912	556,473
500,000	PUBLIC FIN AUTH WI HLTHCARE FACS REVENUE	7/1/2046	4.00	548,614	558,264
445,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	446,595	474,493
1,250,000	PUBLIC FIN AUTH WI REVENUE(b)	11/1/2028	6.25	1,250,000	1,302,924
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	622,323
1,000,000	PUBLIC FIN AUTH WI REVENUE(b)	1/1/2033	6.13	989,610	857,866
221,000	PUBLIC FIN AUTH WI REVENUE(g)	10/1/2042	0.00	242,361	99,726
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	522,762	521,424
13,694	PUBLIC FIN AUTH WI REVENUE(b)(c)(f)	12/1/2048	5.50	13,694	6,847
905,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(b)	11/15/2024	5.00	903,496	950,945
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/1/2032	5.00	536,847	531,609
1,300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2032	5.00	1,365,522	1,480,612
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	730,375	749,653
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2040	5.00	509,929	523,031
1,840,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	1,875,039	2,037,316
1,400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2045	5.00	1,426,161	1,458,774
650,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	11/1/2046	5.00	672,954	679,942
1,500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2048	5.13	1,472,863	1,556,221
500,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2035	3.88	500,000	534,454
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2040	4.00	1,000,000	1,065,760
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2042	3.90	1,003,391	1,073,274
1,500,000	WISCONSIN ST HSG & ECON DEV AUTH	5/1/2055	4.15	1,500,000	1,604,583
				20,746,887	21,175,308	3.43%
Wyoming
335,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	3.90	335,000	353,496
1,615,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	1,615,000	1,659,964
				1,950,000	2,013,460	0.33%
	Sub-total Municipal Bonds:			544,165,498	567,597,781	91.97%
45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2021 (unaudited)
Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Short-Term Investments:
6,367,073	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.03%(j)			$6,367,073	6,367,073
	Sub-total Short-Term Investments:			6,367,073	6,367,073	1.03%
	Grand total			$584,874,790	611,584,989	99.10%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(c)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(d)	For step bonds, the coupon rate disclosed is the current rate in effect.
(e)	Variable rate security. Rate as of March 31, 2021 is disclosed.
(f)	Restricted security that has been deemed illiquid. At March 31, 2021, the value of these restricted illiquid securities amounted to $4,310,086 or 0.70% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	AQUISITION DATE	ACQUISITION COST
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/1/35	12/2/15-1/21/16	$1,748,875
CAPITAL TRUST AGY FL REVENUE, 6.75%, 7/1/37	6/28/17	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 7.25%, 5/15/26	12/16/13	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 8.13%, 5/15/44	6/27/17-4/12/18	1,961,290
FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE, 6.50%, 6/1/27	5/24/17	1,000,000
KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE, 5.75%, 11/15/36	12/18/15	1,300,000
LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE, 6.50%, 12/1/37	10/27/17	750,000
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 5.50%, 1/1/46-1/1/67	3/26/18-8/26/20	49-443,916
PUBLIC FIN AUTH WI REVENUE, 5.50%, 12/1/48	3/26/19	13,694

(g)	Zero coupon bond.
(h)	Security has converted to a fixed rate as of February 1, 2015, and will be going forward.
(i)	These securities are remarketed by an agent and the rate at which these securities is set are determined by general market conditions and supply and demand.
(j)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2020, the value of the Clearwater Tax-Exempt Bond Fund's investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $14,385,751 with net sales of $7,928,577 for the three months ended March 31, 2021.
Diversification of investments representing geographic diversification, as a percentage of total investments at fair value (excluding closed-end funds), is as follows:
Geographical Diversification	Percent
Florida	13.97%
California	7.77
46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2021 (unaudited)
Geographical Diversification	Percent
Texas	7.40%
Illinois	6.75
New York	6.25
Colorado	6.18
Wisconsin	3.69
Michigan	3.34
Georgia	3.23
Washington	3.16
Other	38.26
100.00%

Fair value is an estimate of the price the Clearwater Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Tax-Exempt Bond Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Tax-Exempt Bond Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Tax-Exempt Bond Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater Tax-Exempt Bond Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2021.
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$37,620,135	$—	$—	$37,620,135
Municipal Bonds
Alabama	—	1,525,445	—	1,525,445
Alaska	—	14,438	—	14,438
Arizona	—	17,666,029	—	17,666,029
Arkansas	—	1,575,907	—	1,575,907
California	—	44,620,506	—	44,620,506
Colorado	—	35,462,309	—	35,462,309
Connecticut	—	9,312,994	—	9,312,994
District of Columbia	—	5,674,683	—	5,674,683
Florida	—	80,166,654	—	80,166,654
Georgia	—	18,526,353	—	18,526,353
Idaho	—	1,968,398	—	1,968,398
Illinois	—	32,386,225	—	32,386,225
47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2021 (unaudited)
	Level 1	Level 2	Level 3	Total
Indiana	$—	$10,350,781	$—	$10,350,781
Iowa	—	2,245,144	—	2,245,144
Kansas	—	2,830,354	—	2,830,354
Kentucky	—	464,535	—	464,535
Louisiana	—	10,144,881	—	10,144,881
Maine	—	4,231,335	—	4,231,335
Maryland	—	5,206,156	—	5,206,156
Massachusetts	—	13,690,255	—	13,690,255
Michigan	—	19,176,446	—	19,176,446
Minnesota	—	4,192,410	—	4,192,410
Mississippi	—	1,055,663	—	1,055,663
Missouri	—	7,314,275	—	7,314,275
Montana	—	4,220,831	—	4,220,831
Nebraska	—	675,608	—	675,608
Nevada	—	2,764,459	—	2,764,459
New Hampshire	—	4,192,290	—	4,192,290
New Jersey	—	13,501,928	—	13,501,928
New Mexico	—	7,845,702	—	7,845,702
New York	—	35,879,109	—	35,879,109
North Carolina	—	6,038,792	—	6,038,792
North Dakota	—	2,153,969	—	2,153,969
Ohio	—	14,325,234	—	14,325,234
Oklahoma	—	3,269,954	—	3,269,954
Oregon	—	11,804,630	—	11,804,630
Pennsylvania	—	15,565,378	—	15,565,378
Puerto Rico	—	1,550,554	—	1,550,554
Rhode Island	—	2,723,165	—	2,723,165
South Carolina	—	6,962,087	—	6,962,087
South Dakota	—	501,013	—	501,013
Tennessee	—	10,322,249	—	10,322,249
Texas	—	42,463,714	—	42,463,714
Utah	—	1,827,025	—	1,827,025
Vermont	—	1,557,232	—	1,557,232
Virginia	—	4,751,684	—	4,751,684
Washington	—	18,116,115	—	18,116,115
West Virginia	—	1,594,115	—	1,594,115
Wisconsin	—	21,175,308	—	21,175,308
Wyoming	—	2,013,460	—	2,013,460
Short-Term Investments	6,367,073	—	—	6,367,073
Total	$43,987,208	$567,597,781	$—	$611,584,989
For the Clearwater Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated.
48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
March 31, 2021 (unaudited)
Clearwater Tax-Exempt Bond Fund Portfolio Diversification
(as a percentage of net assets)
49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Argentina:
3,844	MERCADOLIBRE, INC.(b)	$2,166,754	5,658,906
		2,166,754	5,658,906	0.63%
Australia:
275,180	ADAIRS LTD.	331,893	794,249
9,139	AGL ENERGY LTD.	80,869	66,986
102,780	ALLIANCE AVIATION SERVICES LTD.(b)	167,434	306,802
89,441	APA GROUP	554,557	680,708
5,412	ARISTOCRAT LEISURE LTD.	111,219	141,202
2,554	ASX LTD.	51,631	137,829
19,807	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	188,757	423,951
195,700	AVENTUS GROUP	351,688	428,095
250,708	BEACH ENERGY LTD.	466,720	326,579
179,910	BGP HOLDINGS PLC(b)(c)	-	-
15,977	BHP GROUP LTD.	368,579	549,730
37,600	BLUESCOPE STEEL LTD.	301,071	552,618
17,400	BRAMBLES LTD.	64,294	139,827
49,542	CEDAR WOODS PROPERTIES LTD.	234,956	254,000
971	COCHLEAR LTD.	35,893	155,595
19,339	COLES GROUP LTD.	154,507	235,170
12,718	COMMONWEALTH BANK OF AUSTRALIA	336,870	831,722
40,757	CSL LTD.	2,555,215	8,192,765
14,184	DEXUS	62,970	105,041
97,180	FORTESCUE METALS GROUP LTD.	212,026	1,475,523
22,072	GOODMAN GROUP	76,819	303,778
35,107	GPT GROUP (THE)	96,585	122,661
26,295	INSURANCE AUSTRALIA GROUP LTD.	61,991	93,471
5,256	LENDLEASE CORP. LTD.	26,287	51,579
7,819	MACQUARIE GROUP LTD.	175,414	907,645
25,670	MINERAL RESOURCES LTD.	246,214	741,301
573,700	MOUNT GIBSON IRON LTD.	260,031	331,173
234,496	NANOSONICS LTD.(b)	1,013,772	1,015,235
44,772	NATIONAL AUSTRALIA BANK LTD.	551,214	884,171
6,630	NEWCREST MINING LTD.	50,227	122,975
202,700	NRW HOLDINGS LTD.	416,699	302,533
221,069	NUIX LTD.(b)	867,025	866,431
142,696	ORIGIN ENERGY LTD.	505,190	508,324
128,100	PACT GROUP HOLDINGS LTD.	339,625	342,490
256,036	QANTAS AIRWAYS LTD.(b)	746,678	989,863
2,805	RAMSAY HEALTH CARE LTD.	60,296	142,746
169,500	REGIS RESOURCES LTD.	501,445	373,357
18,171	RIO TINTO LTD.	570,958	1,528,547
321,800	RURAL FUNDS GROUP	463,060	567,062
173,937	SANTOS LTD.	509,938	938,008
186,510	SCENTRE GROUP	296,462	399,492
22,739	SEEK LTD.(b)	233,310	492,408
102,600	SMARTGROUP CORP. LTD.	452,529	493,296
39,820	SONIC HEALTHCARE LTD.	470,951	1,061,307
57,859	SOUTH32 LTD.	37,235	123,491
224,900	ST. BARBARA LTD.	384,573	335,667
33,184	STOCKLAND	95,300	110,902
75,800	SUPER RETAIL GROUP LTD.	517,213	677,645
30,856	TABCORP HOLDINGS LTD.	79,836	109,684
13,099	TRANSURBAN GROUP	36,728	132,525
12,261	TREASURY WINE ESTATES LTD.	49,081	96,388
1,555	WESFARMERS LTD.	41,944	62,209
38,203	WESTPAC BANKING CORP.	452,674	708,307
1,725	WOOLWORTHS GROUP LTD.	52,828	53,549
219,917	ZIP CO. LTD.(b)	677,126	1,232,740
		18,048,407	33,021,352	3.65%
Austria:
15,700	BAWAG GROUP A.G.(d)	600,064	810,838
1,821	ERSTE GROUP BANK A.G.(b)	28,050	61,758
93	IMMOFINANZ A.G.(b)	-	1,899
32,264	RAIFFEISEN BANK INTERNATIONAL A.G.(b)	563,262	708,668
313	STRABAG S.E. (BEARER)	5,505	11,067
57,900	TELEKOM AUSTRIA A.G.	422,512	456,283
50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Austria (Cont'd):
631	UBM DEVELOPMENT A.G.	$28,973	28,045
21,794	VIENNA INSURANCE GROUP A.G. WIENER VERSICHERUNG GRUPPE	595,919	564,828
23,500	WIENERBERGER A.G.	561,499	859,824
		2,805,784	3,503,210	0.39%
Belgium:
7,478	AGEAS S.A./N.V.	117,910	452,153
10,113	ANHEUSER-BUSCH INBEV S.A./N.V.	285,546	637,449
19,000	BPOST S.A.(b)	195,697	181,593
102,700	ECONOCOM GROUP S.A./N.V.	381,201	402,859
50,763	GROUPE BRUXELLES LAMBERT S.A.	4,540,852	5,254,097
4,347	KBC GROUP N.V.(b)	101,356	316,059
21,394	ONTEX GROUP N.V.(b)	501,601	225,297
2,468	PROXIMUS S.A.DP	53,525	53,717
14,669	TELENET GROUP HOLDING N.V.	602,719	594,857
10,700	TESSENDERLO GROUP S.A.(b)	470,608	469,918
1,080	UCB S.A.	30,239	102,740
1,502	UMICORE S.A.	44,422	79,668
61,444	UNIFIEDPOST GROUP S.A.(b)	1,439,264	1,334,466
		8,764,940	10,104,873	1.12%
Brazil:
129,000	CAMIL ALIMENTOS S.A.(b)	274,164	234,456
998,256	EMPREENDIMENTOS PAGUE MENOS S/A(b)	1,635,459	1,603,268
354,700	GRUPO SBF S.A.(b)	1,821,709	1,664,276
810,200	MAGAZINE LUIZA S.A.	3,488,047	2,913,389
292,780	TELEFONICA BRASIL S.A. ADR(e)	3,543,112	2,304,179
		10,762,491	8,719,568	0.96%
Canada:
2,027	AGNICO EAGLE MINES LTD.	57,973	117,181
203,176	ALIMENTATION COUCHE-TARD, INC., CLASS B	6,054,397	6,551,040
128,600	B2GOLD CORP.	666,600	553,613
785	BANK OF MONTREAL	34,168	69,973
2,936	BANK OF NOVA SCOTIA (THE)	67,574	183,678
40,918	BARRICK GOLD CORP.	384,639	811,718
27,148	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	174,133	1,207,586
11,000	BRP, INC. (SUB VOTING)	430,510	953,823
79,268	CAE, INC.(b)	1,593,602	2,258,763
14,528	CANADIAN IMPERIAL BANK OF COMMERCE	674,491	1,422,512
15,994	CANADIAN NATIONAL RAILWAY CO.	292,557	1,856,103
2,126	CANADIAN NATURAL RESOURCES LTD.	48,710	65,724
3,606	CANADIAN PACIFIC RAILWAY LTD.	112,878	1,377,322
20,054	CANADIAN PACIFIC RAILWAY LTD. (NEW YORK EXCHANGE)	2,515,004	7,606,282
5,809	CANADIAN TIRE CORP. LTD., CLASS A	625,049	824,317
12,000	CARGOJET, INC.	1,044,252	1,549,200
35,300	CASCADES, INC.	347,472	441,847
163,498	CENOVUS ENERGY, INC.	1,116,135	1,228,154
45,100	CENTERRA GOLD, INC.	366,388	399,071
6,978	CGI, INC.(b)	55,128	581,250
42,900	CI FINANCIAL CORP.	616,005	619,587
52,600	COMINAR REAL ESTATE INVESTMENT TRUST	431,053	390,513
184	CONSTELLATION SOFTWARE, INC.	70,808	256,965
112,500	CORUS ENTERTAINMENT, INC., CLASS B	343,872	512,055
35,200	DESCARTES SYSTEMS GROUP (THE), INC.(b)	1,499,323	2,147,516
27,309	DOCEBO, INC.(b)	1,632,650	1,173,459
6,582	DOLLARAMA, INC.	86,132	290,787
25,600	DOREL INDUSTRIES, INC., CLASS B(b)	175,448	258,506
55,355	ECN CAPITAL CORP.	167,414	344,895
8,813	ENBRIDGE, INC.	284,963	321,046
72,100	ENERPLUS CORP.	414,689	362,020
211	FAIRFAX FINANCIAL HOLDINGS LTD.	52,589	92,102
13,918	FIRSTSERVICE CORP.	1,407,748	2,065,938
1,025	FORTIS, INC.	32,011	44,476
2,389	FRANCO-NEVADA CORP.	109,265	299,390
703	GEORGE WESTON LTD.	53,025	62,250
6,104	GILDAN ACTIVEWEAR, INC.(b)	33,435	186,807
51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont'd):
19,500	IA FINANCIAL CORP., INC.	$882,358	1,060,265
142,187	IMPERIAL OIL LTD.	3,721,085	3,444,078
415	INTACT FINANCIAL CORP.	33,776	50,855
1,100	INTERNATIONAL PETROLEUM CORP.(b)	2,833	3,569
35,289	KINROSS GOLD CORP.	70,483	235,035
2,635	LOBLAW COS. LTD.	98,724	147,193
15,024	LULULEMON ATHLETICA, INC.(b)	2,731,614	4,608,011
9,753	MAGNA INTERNATIONAL, INC.	71,192	858,966
3,590	MANULIFE FINANCIAL CORP.	39,610	77,216
3,233	METRO, INC.	64,330	147,488
19,328	NATIONAL BANK OF CANADA	618,005	1,312,987
6,762	NUTRIEN LTD.	114,296	364,277
6,564	OPEN TEXT CORP.	72,477	312,974
9,017	PARKLAND CORP.	278,895	270,933
4,522	PEMBINA PIPELINE CORP.	33,296	130,619
49,000	PIZZA PIZZA ROYALTY CORP.	343,236	405,117
27,894	RIOCAN REAL ESTATE INVESTMENT TRUST	313,497	431,939
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	158,144
9,320	ROGERS COMMUNICATIONS, INC., CLASS B	220,803	429,772
27,055	ROYAL BANK OF CANADA	908,895	2,494,520
2,970	SHAW COMMUNICATIONS, INC., CLASS B	51,544	77,234
1,375	SHOPIFY, INC., CLASS A(b)	371,506	1,518,036
4,781	SHOPIFY, INC., CLASS A (NEW YORK EXCHANGE)(b)	830,336	5,290,176
12,101	SUN LIFE FINANCIAL, INC.	245,097	611,550
160,724	SUNCOR ENERGY, INC.	3,324,601	3,359,767
3,667	TC ENERGY CORP.	103,969	168,104
31,989	TECK RESOURCES LTD., CLASS B	174,290	612,696
9,096	TELUS CORP.	59,716	181,167
10,700	TFI INTERNATIONAL, INC.	328,109	802,053
8,040	THOMSON REUTERS CORP.	206,603	704,324
30,009	TORONTO-DOMINION BANK (THE)	557,653	1,957,140
31,200	TOURMALINE OIL CORP.	584,707	593,860
104	TRISURA GROUP LTD.(b)	490	9,849
16,800	WAJAX CORP.	206,860	265,362
26,600	WESTSHORE TERMINALS INVESTMENT CORP.	397,133	410,631
6,930	WHEATON PRECIOUS METALS CORP.	114,647	264,693
25,967	YAMANA GOLD, INC.	47,753	112,819
		42,346,573	73,370,888	8.12%
Chile:
1,115,900	AGUAS ANDINAS S.A., CLASS A	339,399	345,240
5,893,187	ENEL CHILE S.A.	532,931	458,737
198,200	VINA CONCHA Y TORO S.A.	327,546	340,313
		1,199,876	1,144,290	0.13%
China:
290,000	AGILE GROUP HOLDINGS LTD.	352,847	475,245
34,000	AIRTAC INTERNATIONAL GROUP	500,090	1,197,561
291,500	ASIA CEMENT CHINA HOLDINGS CORP.	362,392	298,846
656,000	CHINA BLUECHEMICAL LTD., CLASS H	177,444	158,640
408,000	CHINA MEDICAL SYSTEM HOLDINGS LTD.	472,941	807,172
1,191,000	CHINA SUNTIEN GREEN ENERGY CORP. LTD., CLASS H	329,834	455,007
1,474,000	FRIENDTIMES, INC.(f)	541,834	527,099
333,000	HENGAN INTERNATIONAL GROUP CO. LTD.	2,349,436	2,188,845
187,500	NETDRAGON WEBSOFT HOLDINGS LTD.	425,716	477,547
182,800	SHENZHOU INTERNATIONAL GROUP HOLDINGS LTD.	3,828,238	3,788,101
161,953	SINOSEAL HOLDING CO. LTD., CLASS A	1,035,478	1,154,023
65,555	TENCENT HOLDINGS LTD.	439,983	5,143,817
325,318	WUXI BIOLOGICS CAYMAN, INC.(b)(d)	3,273,702	4,073,746
412,000	ZHEJIANG EXPRESSWAY CO. LTD., CLASS H	352,185	365,146
		14,442,120	21,110,795	2.34%
Czech Republic:
701	PHILIP MORRIS CR A.S.	402,293	494,497
		402,293	494,497	0.05%
Denmark:
6,206	ALK-ABELLO A/S(b)	1,787,530	2,357,854
2,366	AMBU A/S, CLASS B	103,268	111,115
44	AP MOLLER - MAERSK A/S, CLASS A	35,561	95,793
52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Denmark (Cont'd):
65	AP MOLLER - MAERSK A/S, CLASS B	$52,319	150,991
1,537	CARLSBERG A.S., CLASS B	70,497	236,150
1,178	CHR HANSEN HOLDING A/S(b)	71,480	107,043
1,500	COLOPLAST A/S, CLASS B	27,666	225,547
22,200	D/S NORDEN A/S	318,702	514,468
6,700	DANSKE BANK A/S	54,825	125,376
4,348	DEMANT A/S(b)	81,241	184,181
45,396	DSV PANALPINA A/S	4,423,524	8,906,369
804	GENMAB A/S(b)	100,710	264,525
6,944	ISS A/S(b)	96,080	129,449
22,377	NOVO NORDISK A/S, CLASS B	321,958	1,516,024
2,460	NOVOZYMES A/S, CLASS B	38,505	157,569
864	ORSTED A/S(d)	68,168	139,545
6,500	PANDORA A/S	182,141	696,394
32,200	ROYAL UNIBREW A/S	2,338,974	3,367,592
2,699	SOLAR A/S, CLASS B	116,641	204,023
3,250	TOPDANMARK A/S	33,362	148,686
3,362	VESTAS WIND SYSTEMS A/S	160,514	690,076
		10,483,666	20,328,770	2.25%
Egypt:
323,300	EASTERN CO. S.A.E.	244,707	234,903
		244,707	234,903	0.03%
Finland:
2,770	ELISA OYJ	86,574	166,122
5,584	KESKO OYJ, CLASS B	30,705	170,781
5,273	KONE OYJ, CLASS B	105,699	430,753
21,225	NESTE OYJ	67,704	1,126,547
2,767	NOKIAN RENKAAT OYJ	44,372	100,201
1,960	ORION OYJ, CLASS B	49,561	78,539
19,375	QT GROUP OYJ(b)	1,351,269	2,031,263
36,100	SANOMA OYJ	389,480	606,230
18,590	STORA ENSO OYJ (REGISTERED)	105,291	346,737
11,934	UPM-KYMMENE OYJ	99,929	428,667
1,849	VALMET OYJ	14,443	67,240
		2,345,027	5,553,080	0.61%
France:
1,142	AIR LIQUIDE S.A.	187,780	186,554
11,027	AIRBUS S.E.(b)	366,293	1,248,394
4,707	ARKEMA S.A.	419,345	570,482
27,762	AXA S.A.	358,341	745,055
1,041	BNP PARIBAS S.A.(b)	51,252	63,334
3,062	CAPGEMINI S.E.	111,713	521,026
4,138	CARREFOUR S.A.	71,969	74,949
19,252	CIE DE SAINT-GOBAIN(b)	430,348	1,136,066
5,399	CIE DES ALPES(b)	143,643	138,658
3,235	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	167,080	484,264
37,390	COFACE S.A.(b)	449,179	413,918
7,706	COVIVIO	482,654	659,688
35,568	CREDIT AGRICOLE S.A.(b)	349,163	514,917
102,040	DANONE S.A.	6,548,092	7,000,245
209	DASSAULT AVIATION S.A.(b)	231,949	232,594
1,736	EDENRED	25,484	90,675
417	EIFFAGE S.A.(b)	34,325	41,742
4,785	ENGIE S.A.(b)	49,329	67,926
970	ESSILORLUXOTTICA S.A.	88,277	158,058
591	ESSILORLUXOTTICA S.A. (EURONEXT PARIS EXCHANGE)	60,581	96,232
2,901	EURAZEO S.E.(b)	76,265	220,790
3,561	EUROFINS SCIENTIFIC S.E.(b)	313,124	340,384
297	FAURECIA S.E.(b)	15,885	15,805
553	FAURECIA S.E. (EURONEST PARIS EXCHANGE)(b)	30,658	29,439
564	GECINA S.A.	51,331	77,649
9,197	GETLINK S.E.(b)	70,409	141,072
46	HERMES INTERNATIONAL	50,242	50,923
3,791	ILIAD S.A.	536,903	720,649
3,399	INFOTEL S.A.	145,404	190,133
6,762	IPSEN S.A.	538,954	580,065
53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont'd):
9,500	KAUFMAN & BROAD S.A.	$362,957	410,533
1,026	KERING S.A.	174,510	708,198
4,545	KLEPIERRE S.A.	71,744	105,985
4,848	LEGRAND S.A.	109,851	450,954
6,266	L'OREAL S.A.	661,338	2,401,372
15,050	LVMH MOET HENNESSY LOUIS VUITTON S.E.	2,160,423	10,026,474
14,296	MERSEN S.A.(b)	465,081	497,918
8,798	NEXITY S.A.	431,993	434,157
4,443	ORANGE S.A.	52,948	54,734
20,808	PERNOD RICARD S.A.	3,181,451	3,905,467
23,074	RENAULT S.A.(b)	423,958	999,284
15,000	RUBIS S.C.A.	702,061	710,656
19,356	SAFRAN S.A.(b)	1,893,290	2,634,194
18,127	SANOFI	1,018,143	1,790,947
278	SCHNEIDER ELECTRIC S.E.	8,838	42,455
7,138	SCHNEIDER ELECTRIC S.E. (EURONEXT PARIS EXCHANGE)	267,356	1,090,288
1,821	SCOR S.E.(b)	36,624	62,143
2,146	SEB S.A.	361,091	378,516
13,970	SOCIETE GENERALE S.A.(b)	192,352	365,578
3,699	SOCIETE POUR L'INFORMATIQUE INDUSTRIELLE	108,264	110,181
7,150	SODEXO S.A.(b)	647,363	685,709
32,364	SODEXO S.A. (EURONEXT PARIS EXCHANGE)(b)	2,820,501	3,103,818
8,904	SOITEC(b)	732,774	1,819,992
51,800	TELEVISION FRANCAISE 1(b)	458,222	471,995
1,413	THALES S.A.	81,763	140,383
21,031	TOTAL S.E.	752,228	980,973
1,075	UNIBAIL-RODAMCO-WESTFIELD(b)	90,893	86,153
3,269	VALEO S.A.	58,895	111,058
13,514	VEOLIA ENVIRONNEMENT S.A.	143,775	346,434
10,500	VICAT S.A.	406,419	509,773
8,179	VINCI S.A.	345,228	837,915
105,169	VIVENDI S.A.	2,332,360	3,453,287
6,004	WENDEL S.E.	462,932	745,630
		34,473,598	57,284,840	6.34%
Georgia:
21,875	BANK OF GEORGIA GROUP PLC(b)	355,261	331,726
		355,261	331,726	0.04%
Germany:
3,994	ADIDAS A.G.(b)	192,837	1,246,818
9,283	ALLIANZ S.E. (REGISTERED)	904,298	2,362,844
38,556	AROUNDTOWN S.A.	192,935	274,453
6,098	AURUBIS A.G.	286,000	505,155
13,539	BASF S.E.	453,717	1,124,740
9,628	BAYER A.G. (REGISTERED)	460,954	609,249
8,787	BAYERISCHE MOTOREN WERKE A.G.	501,991	911,640
2,206	BEIERSDORF A.G.	146,950	233,087
1,188	BRENNTAG S.E.	43,546	101,423
1,042	CONTINENTAL A.G.	57,443	137,714
23,800	CROPENERGIES A.G.	337,485	333,249
1,858	DELIVERY HERO S.E.(b)(d)	87,405	240,766
4,525	DEUTSCHE BOERSE A.G.	273,151	751,927
15,996	DEUTSCHE EUROSHOP A.G.(b)	435,440	333,151
37,890	DEUTSCHE PFANDBRIEFBANK A.G.(b)(d)	469,871	440,781
18,572	DEUTSCHE POST A.G. (REGISTERED)	230,768	1,017,533
33,147	DEUTSCHE TELEKOM A.G. (REGISTERED)	373,793	667,423
9,111	DEUTSCHE WOHNEN S.E.	295,363	425,028
82,454	E.ON S.E.	724,674	959,589
36,970	ECKERT & ZIEGLER STRAHLEN- UND MEDIZINTECHNIK A.G.	1,381,209	2,950,289
23,600	FREENET A.G.	557,311	564,862
69,697	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	5,265,037	5,126,336
5,544	FRESENIUS S.E. & CO. KGAA	99,810	246,925
17,795	HAMBURGER HAFEN UND LOGISTIK A.G.	443,620	393,992
2,246	HANNOVER RUECK S.E.	94,321	410,359
3,671	HEIDELBERGCEMENT A.G.	131,196	333,464
26,638	HELLA GMBH & CO. KGAA(b)	1,225,907	1,493,820
54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont'd):
653	HELLOFRESH S.E.(b)	$50,654	48,703
2,730	HOCHTIEF A.G.	118,140	244,272
2,384	HYPOPORT S.E.(b)	871,607	1,263,664
21,681	INFINEON TECHNOLOGIES A.G.	131,828	919,252
6,898	JOST WERKE A.G.(b)(d)	220,852	436,821
2,159	MERCK KGAA	96,589	369,145
3,139	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	392,853	966,658
19,095	PROSIEBENSAT.1 MEDIA S.E.(b)	286,490	390,417
7,700	PUBLITY A.G.(b)(f)	286,657	283,084
5,500	RHEINMETALL A.G.	673,357	557,267
4,035	RWE A.G.	88,431	158,138
17,103	SAP S.E.	683,559	2,094,319
13,327	SIEMENS A.G. (REGISTERED)	815,103	2,188,000
6,383	SIEMENS ENERGY A.G.(b)	163,952	229,126
3,600	SILTRONIC A.G.(b)(f)	264,192	580,487
14,908	TEAMVIEWER A.G.(b)(d)	723,646	636,892
188,717	TELEFONICA DEUTSCHLAND HOLDING A.G.	459,389	553,271
141,527	TUI A.G. - CDI(b)(f)	344,740	716,441
4,171	UNIPER S.E.	46,925	151,044
404	VOLKSWAGEN A.G.	40,235	146,490
7,564	VONOVIA S.E.	341,426	494,076
1,860	ZALANDO S.E.(b)(d)	124,846	182,437
		22,892,503	37,806,621	4.18%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	108,223
		54,075	108,223	0.01%
Hong Kong:
762,200	AIA GROUP LTD.	4,834,330	9,245,502
46,000	BOC HONG KONG HOLDINGS LTD.	63,016	160,649
1,462,000	CITIC TELECOM INTERNATIONAL HOLDINGS LTD.	547,331	517,166
52,544	CK ASSET HOLDINGS LTD.	147,486	319,018
24,544	CK HUTCHISON HOLDINGS LTD.	120,441	195,585
36,500	CLP HOLDINGS LTD.	254,639	354,478
998,000	FIRST PACIFIC CO. LTD.	376,906	328,640
18,000	GALAXY ENTERTAINMENT GROUP LTD.(b)	39,054	162,077
2,228,000	GEMDALE PROPERTIES & INVESTMENT CORP. LTD.	413,300	338,179
15,300	HANG SENG BANK LTD.	175,457	296,195
27,331	HENDERSON LAND DEVELOPMENT CO. LTD.	52,934	122,696
179,000	HONG KONG & CHINA GAS CO. LTD.	270,832	283,210
11,800	HONG KONG EXCHANGES & CLEARING LTD.	203,281	694,269
17,200	HONGKONG LAND HOLDINGS LTD.	80,140	84,452
40,500	LINK REIT	84,196	368,840
30,500	MTR CORP. LTD.	88,703	172,821
28,000	NEW WORLD DEVELOPMENT CO. LTD.	132,032	144,788
388,000	PAX GLOBAL TECHNOLOGY LTD.	368,074	416,743
172,123	PCCW LTD.	70,484	96,976
392,000	PERFECT SHAPE MEDICAL LTD.	140,251	223,378
40,000	POWER ASSETS HOLDINGS LTD.	213,592	236,169
185,000	SHENZHEN INTERNATIONAL HOLDINGS LTD.	343,057	309,837
138,000	SITC INTERNATIONAL HOLDINGS CO. LTD.	141,657	467,746
8,000	SUN HUNG KAI PROPERTIES LTD.	65,036	121,223
40,000	SWIRE PACIFIC LTD., CLASS A	207,758	299,970
25,000	TECHTRONIC INDUSTRIES CO. LTD.	338,140	427,702
600,000	UNITED LABORATORIES INTERNATIONAL HOLDINGS (THE) LTD.	352,686	443,010
469,800	VALUETRONICS HOLDINGS LTD.	216,550	211,291
83,500	WH GROUP LTD.(d)	45,547	67,667
21,000	WHARF HOLDINGS (THE) LTD.	43,463	55,646
418,000	XINYI GLASS HOLDINGS LTD.	481,711	1,365,714
358,000	YUEXIU TRANSPORT INFRASTRUCTURE LTD.	311,883	226,107
		11,223,967	18,757,744	2.08%
India:
71,194	COMPUTER AGE MANAGEMENT SERVICES LTD.	1,462,061	1,797,919
106,011	CREDITACCESS GRAMEEN LTD.(b)	1,155,022	972,551
59,400	CYIENT LTD.	429,128	526,010
55	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
India (Cont'd):
687,800	FIRSTSOURCE SOLUTIONS LTD.	$375,974	1,071,487
429,309	HCL TECHNOLOGIES LTD.	3,241,127	5,769,920
96,600	HDFC BANK LTD. ADR(b)(e)	3,766,079	7,504,854
114,700	HINDUSTAN PETROLEUM CORP. LTD.	431,628	367,881
507,953	INDIAN ENERGY EXCHANGE LTD.(d)	1,242,436	2,312,106
593,770	INDUS TOWERS LTD.	2,438,222	1,989,689
40,400	JUBILANT INGREVIA LTD.(b)	36,087	143,501
40,400	JUBILANT PHARMOVA LTD.	278,630	376,351
42,000	MPHASIS LTD.	670,244	1,020,506
322,000	NMDC LTD.	521,633	596,095
1,107,100	SJVN LTD.	377,345	394,453
229,500	SYNGENE INTERNATIONAL LTD.(b)(d)	1,009,973	1,705,859
31,880	WNS HOLDINGS LTD. ADR(b)(e)	2,004,488	2,309,387
		19,440,077	28,858,569	3.19%
Indonesia:
4,097,000	ADARO ENERGY TBK PT	470,816	331,427
7,310,800	BANK BTPN SYARIAH TBK PT	1,866,679	1,751,572
2,022,800	MATAHARI DEPARTMENT STORE TBK PT(b)	317,587	186,613
		2,655,082	2,269,612	0.25%
Ireland:
25,114	ACCENTURE PLC, CLASS A	2,922,514	6,937,743
1,530	AERCAP HOLDINGS N.V.(b)	38,135	89,872
98,175	CRH PLC	2,985,105	4,601,739
65,382	DALATA HOTEL GROUP PLC(b)	368,686	323,945
2,146	DCC PLC	158,386	186,088
152,311	EXPERIAN PLC	2,608,932	5,243,100
1,008	FLUTTER ENTERTAINMENT PLC(b)	96,699	216,676
12,468	ICON PLC(b)	825,262	2,448,341
11,485	JAMES HARDIE INDUSTRIES PLC - CDI	103,360	347,542
3,255	KERRY GROUP PLC, CLASS A	214,084	407,289
724	KINGSPAN GROUP PLC	50,166	61,385
17,539	RYANAIR HOLDINGS PLC(b)	235,787	340,297
1,812	SMURFIT KAPPA GROUP PLC	50,442	85,337
		10,657,558	21,289,354	2.36%
Isle of Man:
8,963	ENTAIN PLC(b)	96,395	187,570
		96,395	187,570	0.02%
Israel:
59,916	BANK HAPOALIM B.M.(b)	291,187	465,621
1,532	CHECK POINT SOFTWARE TECHNOLOGIES LTD.(b)	119,497	171,538
115,300	ICL GROUP LTD.	461,518	674,949
29,044	MIZRAHI TEFAHOT BANK LTD.	475,042	757,050
3,072	NICE LTD.(b)	169,095	663,451
		1,516,339	2,732,609	0.30%
Italy:
285,200	A2A S.P.A.	555,842	519,073
18,874	ASSICURAZIONI GENERALI S.P.A.	228,503	377,598
34,463	ATLANTIA S.P.A.(b)	455,057	644,615
25,272	BANCA MEDIOLANUM S.P.A.(b)	87,322	238,574
84,847	ENEL S.P.A.	298,823	845,054
4,500	ENI S.P.A.	39,200	55,378
25,555	FERRARI N.V.	3,910,674	5,344,855
1,022	FERRARI N.V. (NEW YORK EXCHANGE)	7,571	213,884
40,466	INTERPUMP GROUP S.P.A.	728,244	2,039,593
26,311	INTESA SANPAOLO S.P.A.(b)	41,384	71,290
375,900	IREN S.P.A.	999,472	1,038,567
28,600	LA DORIA S.P.A.	361,264	603,706
61,176	LEONARDO S.P.A.	477,219	495,301
33,456	MEDIOBANCA BANCA DI CREDITO FINANZIARIO S.P.A.(b)	336,447	370,995
3,544	NEXI S.P.A.(b)(d)	62,933	61,842
969	RECORDATI INDUSTRIA CHIMICA E FARMACEUTICA S.P.A.	53,055	52,124
70,149	SNAM S.P.A.	252,658	388,943
49,687	SOCIETA CATTOLICA DI ASSICURAZIONI S.C.(b)(f)	431,869	291,631
231,262	TENARIS S.A.	2,055,795	2,606,784
22,527	TENARIS S.A. ADR(e)	482,262	511,138
56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Italy (Cont'd):
39,609	TERNA RETE ELETTRICA NAZIONALE S.P.A.	$160,166	299,042
17,988	UNICREDIT S.P.A.(b)	153,134	190,125
71,681	UNIPOL GRUPPO S.P.A.(b)	376,844	399,791
95,230	UNIPOLSAI ASSICURAZIONI S.P.A.	153,826	286,338
		12,709,564	17,946,241	1.99%
Japan:
1,500	ABC-MART, INC.	56,540	84,534
30,600	ADEKA CORP.	390,224	600,255
4,700	AEON CO. LTD.	52,433	140,034
600	AEON REIT INVESTMENT CORP.	728,822	807,406
4,900	AI INSIDE, INC.(b)(f)	3,117,524	1,573,222
2,300	AISIN SEIKI CO. LTD.	37,584	87,243
15,000	AJINOMOTO CO., INC.	116,767	306,909
2,500	ALFRESA HOLDINGS CORP.	24,420	48,160
2,400	ANA HOLDINGS, INC.(b)	50,566	55,749
15,600	ARCS CO. LTD.	325,913	336,867
5,500	ASAHI GROUP HOLDINGS LTD.	83,346	231,723
32,500	ASAHI KASEI CORP.	157,083	374,091
22,100	ASAHI YUKIZAI CORP.	276,792	299,390
9,300	ASANUMA CORP.	324,412	376,284
37,000	ASTELLAS PHARMA, INC.	236,149	568,742
1,500	BANDAI NAMCO HOLDINGS, INC.	14,652	106,927
14,800	BAYCURRENT CONSULTING, INC.	1,320,407	3,375,028
27,700	BENGO4.COM, INC.(b)(f)	2,952,468	2,178,975
13,800	BRIDGESTONE CORP.	205,726	557,733
32,100	BROTHER INDUSTRIES LTD.	541,898	709,983
48,400	BUNKA SHUTTER CO. LTD.	363,296	460,723
2,700	CENTRAL JAPAN RAILWAY CO.	229,516	403,567
53,000	CHUBU ELECTRIC POWER CO., INC.	655,961	682,095
13,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	547,315
4,300	CHUGOKU ELECTRIC POWER (THE) CO., INC.	50,812	52,777
28,400	CREDIT SAISON CO. LTD.	361,395	340,620
27,500	CRESCO LTD.	342,183	400,610
4,000	DAI NIPPON PRINTING CO. LTD.	70,827	83,775
29,100	DAIICHI SANKYO CO. LTD.	150,922	847,573
4,600	DAIKIN INDUSTRIES LTD.	136,302	927,270
19,000	DAITRON CO. LTD.	328,045	309,045
10,000	DAIWA HOUSE INDUSTRY CO. LTD.	103,706	292,707
17,500	DAIWA SECURITIES GROUP, INC.	60,410	90,420
28,000	DAIWABO HOLDINGS CO. LTD.(f)	223,879	425,342
8,200	DENSO CORP.	185,234	544,099
3,300	DENTSU GROUP, INC.	56,753	105,803
3,600	EAST JAPAN RAILWAY CO.	188,040	254,869
19,700	EBARA CORP.	478,039	803,301
17,800	ECO'S CO. LTD.(f)	285,796	313,962
3,400	EISAI CO. LTD.	112,861	227,813
28,300	ELEMATEC CORP.	262,160	260,189
20,500	ENEOS HOLDINGS, INC.	76,331	92,868
20,400	EXEDY CORP.	319,517	308,234
2,600	FANUC CORP.	182,941	614,866
1,300	FAST RETAILING CO. LTD.	188,734	1,034,717
50,120	FEED ONE CO. LTD.	432,664	414,177
19,800	FERROTEC HOLDINGS CORP.(f)	139,635	395,016
34,200	FJ NEXT CO. LTD.	337,056	346,556
13,600	FREEE K.K.(b)(f)	250,426	1,154,572
31,700	FUJI CORP.	564,353	811,646
4,700	FUJI ELECTRIC CO. LTD.	61,631	195,683
8,300	FUJIBO HOLDINGS, INC.	227,728	299,842
8,700	FUJIFILM HOLDINGS CORP.	163,215	516,303
2,300	FUJITSU LTD.	106,202	332,355
41,400	FUKUOKA FINANCIAL GROUP, INC.	523,630	784,815
35,800	FURUNO ELECTRIC CO. LTD.	322,070	353,393
8,600	GMO FINANCIAL GATE, INC.(f)	1,759,208	1,777,864
400	GMO PAYMENT GATEWAY, INC.	36,072	53,032
119,800	HACHIJUNI BANK (THE) LTD.	476,117	436,030
3,000	HAMAMATSU PHOTONICS K.K.	52,686	177,196
2,200	HANKYU HANSHIN HOLDINGS, INC.	51,221	70,436
57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
55,300	HASEKO CORP.	$721,604	773,626
11,200	HENNGE K.K.(b)(f)	279,723	747,510
341	HIROSE ELECTRIC CO. LTD.	29,327	52,417
19,000	HITACHI LTD.	295,895	858,668
7,000	HITACHI METALS LTD.(b)	55,542	115,186
5,300	HOYA CORP.	112,594	622,502
5,700	HULIC CO. LTD.	48,487	67,180
26,100	INNOTECH CORP.	231,054	313,035
1,300	INVINCIBLE INVESTMENT CORP.	761,926	490,178
37,700	ITOCHU CORP.	748,855	1,221,313
63,100	IWAKI & CO. LTD.	295,237	368,143
21,900	JACCS CO. LTD.	467,646	448,779
30,400	JAPAN AVIATION ELECTRONICS INDUSTRY LTD.	458,316	491,452
53,400	JAPAN ELEVATOR SERVICE HOLDINGS CO. LTD.	570,143	1,147,817
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	164,055
2,800	JAPAN TOBACCO, INC.	53,251	53,737
4,500	KAJIMA CORP.	25,084	63,847
26,000	KANAMOTO CO. LTD.	597,667	676,505
57,300	KANDENKO CO. LTD.	547,713	502,491
12,300	KANEKA CORP.	387,968	505,441
4,800	KANSAI ELECTRIC POWER (THE) CO., INC.	46,503	51,934
2,000	KANSAI PAINT CO. LTD.	10,449	53,375
10,000	KAO CORP.	208,279	660,465
29,762	KDDI CORP.	238,488	912,549
1,200	KEIO CORP.	36,571	80,632
2,400	KEISEI ELECTRIC RAILWAY CO. LTD.	22,185	78,465
14,424	KEYENCE CORP.	1,441,502	6,548,607
6,000	KIKKOMAN CORP.	52,867	357,101
9,900	KIRIN HOLDINGS CO. LTD.	101,976	189,595
67,600	KITZ CORP.	466,295	391,344
62,900	KOBE BUSSAN CO. LTD.	1,253,774	1,684,340
2,300	KONAMI HOLDINGS CORP.	50,313	136,889
21,800	KUBOTA CORP.	139,630	496,050
6,900	KUREHA CORP.	316,117	476,098
4,000	KYOCERA CORP.	133,049	253,782
49,000	KYOSAN ELECTRIC MANUFACTURING CO. LTD.	177,172	182,326
5,000	KYOWA KIRIN CO. LTD.	54,616	149,469
14,900	KYUSHU RAILWAY CO.	317,651	346,377
1,300	LAWSON, INC.	60,731	63,753
13,100	LINTEC CORP.	259,789	296,251
5,100	M3, INC.	59,204	348,721
1,900	MAKITA CORP.	46,157	81,422
7,100	MARUI GROUP CO. LTD.	41,710	133,311
14,600	MATSUMOTOKIYOSHI HOLDINGS CO. LTD.	542,531	650,061
12,100	MAZDA MOTOR CORP.(b)	75,832	98,570
27,300	MEDIA DO CO. LTD.	1,639,936	1,619,878
2,400	MEIJI HOLDINGS CO. LTD.	38,749	154,328
12,800	MELCO HOLDINGS, INC.	351,215	446,223
6,200	MERCARI, INC.(b)	176,315	281,093
8,700	MINEBEA MITSUMI, INC.	84,406	222,283
597	MIRAI CORP.	328,940	259,073
24,900	MITSUBISHI CHEMICAL HOLDINGS CORP.	102,543	186,629
29,000	MITSUBISHI CORP.	544,828	819,779
40,000	MITSUBISHI ELECTRIC CORP.	322,860	609,257
15,000	MITSUBISHI ESTATE CO. LTD.	173,227	261,797
9,200	MITSUBISHI GAS CHEMICAL CO., INC.	84,078	225,503
11,300	MITSUBISHI UFJ FINANCIAL GROUP, INC.	51,838	60,386
26,600	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	82,462	160,477
20,800	MITSUBOSHI BELTING LTD.	335,754	334,566
14,000	MITSUI & CO. LTD.	128,045	291,063
7,400	MITSUI CHEMICALS, INC.	87,469	233,579
24,000	MITSUI-SOKO HOLDINGS CO. LTD.	510,010	469,921
4,600	MIZUHO FINANCIAL GROUP, INC.	61,350	66,429
7,600	MONOTARO CO. LTD.	113,793	205,504
6,080	MS&AD INSURANCE GROUP HOLDINGS, INC.	125,874	178,405
37,400	MUGEN ESTATE CO. LTD.	216,786	174,629
11,000	MURATA MANUFACTURING CO. LTD.	171,994	878,410
58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
20,200	NANTO BANK (THE) LTD.	$470,557	359,760
3,800	NGK SPARK PLUG CO. LTD.	38,830	65,584
2,900	NH FOODS LTD.	69,814	124,276
16,700	NICHIAS CORP.	297,341	423,816
7,800	NIDEC CORP.	129,234	946,426
16,600	NIKKON HOLDINGS CO. LTD.	337,754	333,274
2,600	NINTENDO CO. LTD.	285,625	1,451,398
22	NIPPON BUILDING FUND, INC.	90,970	129,347
1,700	NIPPON EXPRESS CO. LTD.	60,747	126,512
26	NIPPON PROLOGIS REIT, INC.	54,492	83,477
14,300	NIPPON SYSTEMWARE CO. LTD.	276,656	269,534
30,400	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	780,283
3,100	NIPPON YUSEN K.K.	39,009	105,690
60,900	NISHI-NIPPON FINANCIAL HOLDINGS, INC.	426,037	437,259
5,300	NISSAN CHEMICAL CORP.	61,593	282,890
3,670	NISSHIN SEIFUN GROUP, INC.	31,991	61,319
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	88,977
2,800	NITORI HOLDINGS CO. LTD.	102,246	541,793
3,200	NITTO DENKO CORP.	77,639	273,398
3,500	NITTO FUJI FLOUR MILLING CO. LTD.	211,323	240,867
144,800	NOMURA HOLDINGS, INC.	534,256	760,323
32,900	NOMURA REAL ESTATE HOLDINGS, INC.	674,503	791,858
10,301	NOMURA RESEARCH INSTITUTE LTD.	53,983	318,636
8,300	NTT DATA CORP.	48,334	128,407
13,300	OBAYASHI CORP.	58,485	121,919
58,900	OISIX RA DAICHI, INC.(b)	1,925,947	1,550,630
35,800	OKI ELECTRIC INDUSTRY CO. LTD.(f)	358,218	371,822
33,200	OLYMPUS CORP.	211,415	686,938
1,100	OMRON CORP.	31,828	85,834
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	130,504
4,800	ORIENTAL LAND CO. LTD.	113,097	720,704
5,500	OTSUKA HOLDINGS CO. LTD.	158,190	232,816
6,000	PAN PACIFIC INTERNATIONAL HOLDINGS CORP.	134,819	141,486
21,600	PANASONIC CORP.	133,086	277,693
4,100	PERSOL HOLDINGS CO. LTD.	37,131	80,130
61,600	PLAID, INC.(b)	947,191	2,025,053
8,400	RAKUTEN, INC.	40,327	100,064
7,900	RECRUIT HOLDINGS CO. LTD.	269,012	385,350
184,100	RESONA HOLDINGS, INC.	558,258	772,813
1,200	RINNAI CORP.	52,047	134,279
16,700	RION CO. LTD.	361,264	452,472
600	ROHM CO. LTD.	24,642	58,578
34,600	SANKI ENGINEERING CO. LTD.	423,298	454,042
13,000	SANTEN PHARMACEUTICAL CO. LTD.	85,886	178,812
13,620	SBI HOLDINGS, INC.	110,355	369,022
3,400	SECOM CO. LTD.	133,812	285,972
7,100	SEGA SAMMY HOLDINGS, INC.	66,480	110,740
49,400	SEIKITOKYU KOGYO CO. LTD.	333,527	415,366
12,800	SEKISUI CHEMICAL CO. LTD.	65,116	245,654
6,600	SEKISUI HOUSE LTD.	53,502	141,507
58,000	SEVEN & I HOLDINGS CO. LTD.	1,908,815	2,337,810
8,500	SHARP CORP.(f)	147,068	146,625
4,000	SHIMADZU CORP.	25,419	144,683
1,500	SHIMANO, INC.	58,204	357,304
9,200	SHIN-ETSU CHEMICAL CO. LTD.	461,684	1,546,281
36,500	SHINOKEN GROUP CO. LTD.	314,113	417,661
4,000	SHIONOGI & CO. LTD.	67,679	215,019
5,800	SHISEIDO CO. LTD.	87,058	388,779
20,200	SK-ELECTRONICS CO. LTD.	355,639	232,056
1,100	SMC CORP.	183,450	638,889
5,200	SOFTBANK CORP.	65,780	67,557
37,200	SOFTBANK GROUP CORP.	425,837	3,134,577
5,700	SOMPO HOLDINGS, INC.	114,918	218,373
23,400	SONY CORP.	534,651	2,450,422
3,300	STANLEY ELECTRIC CO. LTD.	41,403	98,203
5,700	SUBARU CORP.	26,572	113,459
7,800	SUMITOMO CORP.	67,035	111,091
59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont'd):
5,600	SUMITOMO ELECTRIC INDUSTRIES LTD.	$44,717	83,855
17,100	SUMITOMO HEAVY INDUSTRIES LTD.	494,606	474,893
5,800	SUZUKI MOTOR CORP.	104,611	263,220
2,600	SYSMEX CORP.	51,707	280,018
13,700	T RAD CO. LTD.(b)	264,171	252,533
72,200	T&D HOLDINGS, INC.	714,836	929,846
2,200	TAISEI CORP.	19,821	84,841
109,800	TAKARA LEBEN CO. LTD.	430,207	369,884
8,000	TAKEDA PHARMACEUTICAL CO. LTD.	287,864	287,921
67,900	TATSUTA ELECTRIC WIRE AND CABLE CO. LTD.	299,490	385,722
1,200	TDK CORP.	61,120	166,141
11,600	TERUMO CORP.	117,165	418,951
2,000	THK CO. LTD.	29,290	69,180
1,500	TOHO CO. LTD.	25,533	60,826
3,600	TOHO GAS CO. LTD.	88,559	222,064
4,100	TOHOKU ELECTRIC POWER CO., INC.	31,947	38,695
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	684,723
35,100	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(b)	99,741	116,974
3,300	TOKYO ELECTRON LTD.	135,391	1,394,509
6,000	TOKYO GAS CO. LTD.	103,615	133,439
6,900	TOKYO SEIMITSU CO. LTD.	218,301	314,075
51,200	TOKYO STEEL MANUFACTURING CO. LTD.	317,332	391,659
12,500	TOKYU CORP.	103,448	166,403
20,000	TOKYU FUDOSAN HOLDINGS CORP.	69,576	118,311
3,800	TOPPAN PRINTING CO. LTD.	54,628	64,177
3,000	TOTO LTD.	30,029	184,240
75,200	TOYO CONSTRUCTION CO. LTD.	312,593	390,517
3,000	TOYO SUISAN KAISHA LTD.	74,690	125,988
4,000	TOYOTA INDUSTRIES CORP.	101,266	356,198
46,662	TOYOTA MOTOR CORP.	1,594,403	3,630,976
1,700	TOYOTA TSUSHO CORP.	14,142	71,316
900	TREND MICRO, INC.	26,539	45,030
19,200	UBE INDUSTRIES LTD.	387,205	408,883
7,700	UNICHARM CORP.	67,055	323,021
5,500	USS CO. LTD.	64,763	107,492
7,200	V TECHNOLOGY CO. LTD.	262,608	354,392
19,000	VALOR HOLDINGS CO. LTD.	422,334	426,760
3,000	WELCIA HOLDINGS CO. LTD.	54,205	102,958
4,100	WEST JAPAN RAILWAY CO.	134,756	227,171
1,300	YAKULT HONSHA CO. LTD.	22,252	65,748
16,300	YAMADA HOLDINGS CO. LTD.	56,674	87,885
46,400	YAMAGUCHI FINANCIAL GROUP, INC.	326,523	308,425
4,600	YAMAHA MOTOR CO. LTD.	46,377	112,627
4,000	YAMAZAKI BAKING CO. LTD.	44,679	64,629
5,000	YASKAWA ELECTRIC CORP.	48,019	248,815
3,100	YOKOGAWA ELECTRIC CORP.	39,797	57,058
10,100	YUASA TRADING CO. LTD.	293,394	284,597
25,500	Z HOLDINGS CORP.	64,236	126,803
		66,034,342	112,065,794	12.40%
Jersey:
217,400	XLMEDIA PLC(b)	170,743	148,355
		170,743	148,355	0.02%
Macau:
18,400	SANDS CHINA LTD.(b)	30,745	91,951
		30,745	91,951	0.01%
Malaysia:
503,500	FRENCKEN GROUP LTD.	337,380	572,670
274,300	RHB BANK BHD.	377,864	355,237
		715,244	927,907	0.10%
Mexico:
201,200	BANCO DEL BAJIO S.A.(b)(d)	360,811	271,391
77,896	GRUMA S.A.B. DE C.V., CLASS B	882,072	919,950
60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Mexico (Cont'd):
76,900	QUALITAS CONTROLADORA S.A.B. DE C.V.	$281,556	422,960
		1,524,439	1,614,301	0.18%
Netherlands:
1,828	ADYEN N.V.(b)(d)	3,265,262	4,080,525
266,723	AEGON N.V.	664,548	1,266,784
2,925	AKZO NOBEL N.V.	135,104	326,825
7,173	ASML HOLDING N.V.	106,863	4,348,889
13,097	ASML HOLDING N.V. (REGISTERED)	2,474,969	8,085,564
14,000	ASR NEDERLAND N.V.	434,452	627,324
21,523	BE SEMICONDUCTOR INDUSTRIES N.V.	1,758,345	1,803,147
3,610	EXOR N.V.	90,616	304,554
51,500	FORFARMERS N.V.	322,452	355,117
980	HEINEKEN HOLDING N.V.	24,979	87,228
3,662	HEINEKEN N.V.	128,663	376,278
12,470	IMCD N.V.	948,800	1,732,893
681,554	ING GROEP N.V.	6,680,672	8,337,864
19,595	INTERTRUST N.V.(b)(d)	321,331	324,464
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	203,381	491,748
3,368	KONINKLIJKE DSM N.V.	132,647	569,935
54,610	KONINKLIJKE KPN N.V.	115,548	185,335
20,502	KONINKLIJKE PHILIPS N.V.(b)	343,630	1,170,278
292,833	MELTWATER HOLDING B.V.(b)	1,986,788	1,677,606
117,200	ORDINA N.V.	366,521	455,615
3,577	PROSUS N.V.(b)	400,531	397,662
8,117	QIAGEN N.V.(b)	119,394	392,841
3,238	RANDSTAD N.V.	99,928	227,756
97,281	ROYAL DUTCH SHELL PLC, CLASS A	1,347,119	1,896,070
41,601	ROYAL DUTCH SHELL PLC, CLASS B	624,228	765,638
23,800	SIGNIFY N.V.(b)(d)	640,632	1,226,935
17,467	STELLANTIS N.V.	108,686	308,974
22,227	STELLANTIS N.V. (EQUIDUCT EXCHANGE)	76,911	393,069
10,222	STELLANTIS N.V. (NEW YORK EXCHANGE)(f)	17,872	181,849
30,020	TOPICUS.COM, INC.(b)	1,687,510	1,971,712
6,193	WOLTERS KLUWER N.V.	101,075	538,299
		25,729,457	44,908,778	4.97%
New Zealand:
15,712	AUCKLAND INTERNATIONAL AIRPORT LTD.(b)	47,473	86,030
31,147	HALLENSTEIN GLASSON HOLDINGS LTD.	115,879	162,713
17,797	SPARK NEW ZEALAND LTD.	61,965	55,684
		225,317	304,427	0.03%
Norway:
2,949	AKER BP ASA	36,352	83,714
31,655	BAKKAFROST P/F(b)	2,262,307	2,507,411
9,200	DNB ASA	37,422	195,764
8,200	EQUINOR ASA	140,170	160,392
229,300	KITRON ASA	329,744	589,795
1,130,356	MERCELL HOLDING AS(b)	1,401,913	1,439,186
23,955	NORSK HYDRO ASA	48,328	153,368
12,297	ORKLA ASA	89,020	120,538
57,040	STOREBRAND ASA(b)	364,067	574,458
3,669	TELENOR ASA	61,514	64,559
2,793	YARA INTERNATIONAL ASA	67,400	145,248
		4,838,237	6,034,433	0.67%
Philippines:
9,000	GLOBE TELECOM, INC.	319,161	348,596
		319,161	348,596	0.04%
Poland:
37,500	CYFROWY POLSAT S.A.	259,610	280,498
59,824	INPOST S.A.(b)	1,218,596	979,793
		1,478,206	1,260,291	0.14%
Portugal:
85,477	ALTRI SGPS S.A.	583,770	654,059
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	117,459
9,417	JERONIMO MARTINS SGPS S.A.	105,676	158,471
61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Portugal (Cont'd):
123,300	NAVIGATOR (THE) CO. S.A.(b)	$307,999	403,417
		1,045,974	1,333,406	0.15%
Russia:
51,278	HEADHUNTER GROUP PLC ADR(e)	1,082,320	1,739,350
257,400	RUSHYDRO PJSC ADR(e)	218,665	263,577
		1,300,985	2,002,927	0.22%
Singapore:
302,700	AEM HOLDINGS LTD.	265,969	931,592
23,800	ASCENDAS REAL ESTATE INVESTMENT TRUST	53,904	53,962
33,500	CAPITALAND INTEGRATED COMMERCIAL TRUST	31,763	54,040
19,500	CAPITALAND LTD.	25,645	54,505
7,200	CITY DEVELOPMENTS LTD.	27,082	42,712
28,200	DBS GROUP HOLDINGS LTD.	158,529	603,537
3,000	JARDINE CYCLE & CARRIAGE LTD.	41,532	50,201
21,000	KEPPEL CORP. LTD.	53,869	83,051
7,840	KEPPEL REIT	3,183	7,110
6,000	OVERSEA-CHINESE BANKING CORP. LTD.	32,488	52,409
13,000	SINGAPORE EXCHANGE LTD.	40,226	96,350
30,800	UNITED OVERSEAS BANK LTD.	488,565	591,409
15,000	UOL GROUP LTD.	49,917	88,091
48,200	VENTURE CORP. LTD.	558,851	718,772
43,600	WILMAR INTERNATIONAL LTD.	88,595	175,671
		1,920,118	3,603,412	0.40%
South Africa:
92,000	ADCOCK INGRAM HOLDINGS LTD.	249,383	274,940
33,591	AFRICAN RAINBOW MINERALS LTD.	339,096	632,926
42,500	BARLOWORLD LTD.(b)	289,872	259,924
79,610	INVESTEC PLC	490,976	240,573
117,469	METAIR INVESTMENTS LTD.(b)	184,301	179,626
68,600	OCEANA GROUP LTD.	268,470	306,748
83,378	TELKOM S.A. SOC LTD.	425,342	239,288
		2,247,440	2,134,025	0.24%
South Korea:
15,700	DAESANG CORP.	366,086	348,889
22,575	DAEWON PHARMACEUTICAL CO. LTD.	277,342	320,149
20,489	DB HITEK CO. LTD.	270,468	1,019,245
2,392	DL E&C CO. LTD.(b)	210,584	254,682
1,907	DL HOLDINGS CO. LTD.	140,872	147,438
9,900	GS HOLDINGS CORP.	371,567	342,028
8,250	HUONS CO. LTD.	416,763	408,946
3,500	HYUNDAI GLOVIS CO. LTD.	391,747	579,854
46,124	HYUNDAI GREENFOOD CO. LTD.	465,431	429,961
23,300	JW LIFE SCIENCE CORP.	391,190	391,164
18,600	KC TECH CO. LTD.	295,116	432,233
18,400	KT CORP.	365,565	459,289
30,770	LG UPLUS CORP.	348,896	333,053
10,183	LOTTE FINE CHEMICAL CO. LTD.	404,389	528,157
4,775	MAEIL DAIRIES CO. LTD.	380,764	305,043
19,385	NAVER CORP.	2,766,450	6,457,385
122,689	SAMSUNG ELECTRONICS CO. LTD.	3,475,003	8,824,285
14,251	SAMSUNG SECURITIES CO. LTD.	434,059	496,754
18,900	UNITEST, INC.(b)	206,195	369,066
10,200	VIEWORKS CO. LTD.	234,573	324,904
		12,213,060	22,772,525	2.52%
Spain:
1,260	ACCIONA S.A.	78,312	211,149
2,458	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	54,736	81,459
68,238	AMADEUS IT GROUP S.A.(b)	4,902,343	4,831,771
256,570	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	764,978	1,331,693
385,386	BANCO SANTANDER S.A.(b)	691,255	1,309,277
698,679	CAIXABANK S.A.	2,686,706	2,162,241
24,100	CIA DE DISTRIBUCION INTEGRAL LOGISTA HOLDINGS S.A.	458,757	477,629
2,531	ENAGAS S.A.	38,143	54,969
61,100	FAES FARMA S.A.	274,848	261,888
3,651	FERROVIAL S.A.	56,811	95,178
62	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Spain (Cont'd):
15,282	GRIFOLS S.A.	$273,863	400,181
62,004	IBERDROLA S.A.	341,951	798,742
2,120	INDUSTRIA DE DISENO TEXTIL S.A.	14,078	69,860
87,000	MEDIASET ESPANA COMUNICACION S.A.(b)	475,447	516,756
13,196	MIQUEL Y COSTAS & MIQUEL S.A.	241,236	238,314
16,093	NATURGY ENERGY GROUP S.A.(f)	256,441	394,430
165,300	PROSEGUR CIA DE SEGURIDAD S.A.	415,152	525,326
27,366	RED ELECTRICA CORP. S.A.	378,017	484,591
26,092	REPSOL S.A.	199,651	323,116
2,773	SIEMENS GAMESA RENEWABLE ENERGY S.A.	40,458	107,313
23,391	TELEFONICA S.A.	105,295	104,703
		12,748,478	14,780,586	1.63%
Sweden:
22,200	ASSA ABLOY AB, CLASS B	89,466	638,030
92,742	ATLAS COPCO AB, CLASS A	2,457,060	5,645,151
3,980	ATLAS COPCO AB, CLASS B	22,691	207,124
46,459	AVANZA BANK HOLDING AB	389,451	1,443,756
37,085	BEIJER REF AB	853,825	1,629,737
32,900	BOLIDEN AB	800,179	1,220,549
195,400	CLOETTA AB, CLASS B	556,844	571,873
7,501	ELECTROLUX AB, CLASS B	79,015	208,021
7,501	ELECTROLUX PROFESSIONAL AB, CLASS B(b)	16,773	38,907
10,554	EPIROC AB, CLASS A	27,811	239,033
4,533	EPIROC AB, CLASS B	12,252	94,439
8,600	ESSITY AB, CLASS B	62,137	271,684
12,870	EVOLUTION GAMING GROUP AB(d)	1,838,695	1,895,107
3,651	HEXAGON AB, CLASS B	56,077	336,779
80,300	HUMANA AB(b)	413,356	674,879
38,321	HUSQVARNA AB, CLASS B	174,072	551,991
8,270	INDUSTRIVARDEN AB, CLASS C(b)	85,948	290,141
11,210	INVESTOR AB, CLASS B	160,645	893,879
56,909	INWIDO AB(b)	320,042	938,334
33,091	KAMBI GROUP PLC(b)	746,356	1,759,609
179,843	KINDRED GROUP PLC(b)	2,409,558	3,165,057
3,000	KINNEVIK AB, CLASS A(b)	51,225	145,853
7,801	KNOW IT AB(b)	144,666	242,959
14,800	LOOMIS AB	372,004	450,095
29,428	LUNDIN ENERGY AB	485,724	924,611
44,500	MEKONOMEN AB(b)	323,086	657,810
77,913	NOBIA AB(b)	452,973	593,261
62,300	NOBINA AB(b)(d)	428,072	522,885
116,229	NORDNET AB PUBL(b)	1,314,390	1,876,497
77,000	RESURS HOLDING AB(b)(d)	449,843	421,084
14,651	SANDVIK AB(b)	121,756	400,269
77,597	SDIPTECH AB(b)	2,224,199	2,958,716
26,265	SECTRA AB, CLASS B(b)	1,062,551	1,651,064
14,236	SECURITAS AB, CLASS B	116,133	242,063
63,171	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A(f)	322,937	769,977
2,634	SKANSKA AB, CLASS B	22,223	66,050
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B(b)	15,915	152,188
11,864	SVENSKA HANDELSBANKEN AB, CLASS A	54,195	128,863
40,373	SWEDBANK AB, CLASS A	450,231	711,449
59,340	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	307,816	785,112
35,506	TETHYS OIL AB	259,465	263,649
29,300	TRELLEBORG AB, CLASS B(b)	420,080	744,792
61,205	VITEC SOFTWARE GROUP AB, CLASS B	1,049,031	2,631,546
26,685	VOLVO AB, CLASS B	185,306	674,958
		22,206,074	40,729,831	4.51%
Switzerland:
320,363	ABB LTD. (REGISTERED)	6,344,099	9,680,545
2,686	ADECCO GROUP A.G. (REGISTERED)	82,183	180,857
74,246	ALCON, INC.(b)	3,987,966	5,198,752
5,479	BACHEM HOLDING A.G., CLASS B (REGISTERED)	2,259,195	2,347,770
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	82,344
34	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	48,855	296,778
63	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont'd):
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	$75,352	274,560
49,156	CIE FINANCIERE RICHEMONT S.A., CLASS A (REGISTERED)	3,201,604	4,719,267
166,107	CREDIT SUISSE GROUP A.G. (REGISTERED)	1,867,764	1,740,244
4,900	DKSH HOLDING A.G.	291,993	376,125
1,842	DUFRY A.G. (REGISTERED)(b)	46,550	125,431
990	GEBERIT A.G. (REGISTERED)	85,632	630,148
140	GIVAUDAN S.A. (REGISTERED)	76,496	539,470
175,505	GLOBAL BLUE GROUP HOLDING A.G.(b)(f)	1,898,699	2,137,651
6,000	HELVETIA HOLDING A.G. (REGISTERED)	567,039	704,650
1,807	IDORSIA LTD.(b)	18,603	48,447
18,059	JULIUS BAER GROUP LTD.	558,057	1,154,828
74,427	LAFARGEHOLCIM LTD. (REGISTERED)(b)	3,776,274	4,373,566
2,600	LANDIS+GYR GROUP A.G.(b)	175,154	174,956
8,379	LONZA GROUP A.G. (REGISTERED)	4,423,991	4,684,403
92,443	NESTLE S.A. (REGISTERED)	4,001,589	10,303,069
111,886	NOVARTIS A.G. (REGISTERED)	7,432,809	9,561,479
11,952	ROCHE HOLDING A.G.	1,552,784	3,862,602
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	405,613
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	168,758
120	SGS S.A. (REGISTERED)	129,434	340,390
22,224	SIKA A.G. (REGISTERED)	2,668,402	6,348,707
1,308	SONOVA HOLDING A.G. (REGISTERED)(b)	84,414	346,530
32,211	STMICROELECTRONICS N.V.	517,002	1,227,272
635	SULZER A.G. (REGISTERED)	30,609	71,418
743	SWISS LIFE HOLDING A.G. (REGISTERED)	101,194	365,231
4,409	SWISS RE A.G.	419,221	433,646
194	SWISSCOM A.G. (REGISTERED)	49,414	104,066
3,438	TECAN GROUP A.G. (REGISTERED)	652,919	1,525,575
349,481	UBS GROUP A.G. (REGISTERED)	4,671,736	5,411,474
7,700	VALIANT HOLDING A.G. (REGISTERED)	734,240	801,651
5,280	VAT GROUP A.G.(d)	712,326	1,479,283
5,000	VETROPACK HOLDING A.G. (REGISTERED)(b)	256,087	313,707
1,055	VIFOR PHARMA A.G.	143,924	143,602
8,800	VONTOBEL HOLDING A.G. (REGISTERED)	640,427	670,370
37,365	WIZZ AIR HOLDINGS PLC(b)(d)	1,427,709	2,483,879
7,800	ZEHNDER GROUP A.G. (REGISTERED)	303,280	621,425
8,421	ZUR ROSE GROUP A.G.(b)	1,854,752	3,162,942
4,209	ZURICH INSURANCE GROUP A.G.	808,512	1,796,446
		59,181,832	91,419,927	10.12%
Taiwan:
305,000	ASIA CEMENT CORP.	434,632	510,952
1,000	ASPEED TECHNOLOGY, INC.	60,103	60,456
50,000	BIOTEQUE CORP.	216,137	226,054
125,000	CHC HEALTHCARE GROUP	178,135	171,074
146,000	CHIPBOND TECHNOLOGY CORP.	286,157	397,582
419,000	CHIPMOS TECHNOLOGIES, INC.	449,604	649,800
179,000	ESON PRECISION IND CO. LTD.	236,267	483,055
145,000	JARLLYTEC CO. LTD.	327,630	440,087
241,000	MIRLE AUTOMATION CORP.	311,936	413,027
334,000	POU CHEN CORP.	370,948	386,289
90,000	RADIANT OPTO-ELECTRONICS CORP.	361,908	400,589
4,000	SCI PHARMTECH, INC.	16,270	13,108
220,000	SIGURD MICROELECTRONICS CORP.	403,537	403,252
1,260,000	SINOPAC FINANCIAL HOLDINGS CO. LTD.	492,562	567,448
225,000	TAIWAN HON CHUAN ENTERPRISE CO. LTD.	422,583	545,684
84,974	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(e)	1,514,939	10,050,725
82,000	TOPCO SCIENTIFIC CO. LTD.	252,353	392,283
245,000	UNIVERSAL VISION BIOTECHNOLOGY CO. LTD.	2,153,821	2,773,455
644,000	WISTRON CORP.	522,109	756,107
90,000	ZHEN DING TECHNOLOGY HOLDING LTD.	335,681	380,086
		9,347,312	20,021,113	2.21%
Thailand:
432,100	PRUKSA HOLDING PCL (REGISTERED)	233,658	176,988
64	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Thailand (Cont'd):
301,200	THAI VEGETABLE OIL PCL (REGISTERED)	$265,122	306,019
		498,780	483,007	0.05%
Turkey:
53,800	COCA-COLA ICECEK A.S.	315,265	448,266
264,300	HACI OMER SABANCI HOLDING A.S.	413,563	275,271
186,400	TURKCELL ILETISIM HIZMETLERI A.S.	453,929	337,934
		1,182,757	1,061,471	0.12%
United Kingdom:
26,524	3I GROUP PLC	99,606	421,789
163,000	888 HOLDINGS PLC	318,087	887,612
3,206	ADMIRAL GROUP PLC	44,520	137,058
38,656	AGGREKO PLC	408,897	467,364
52,849	ANGLO AMERICAN PLC	411,011	2,070,978
26,375	ASTRAZENECA PLC	983,695	2,635,051
13,643	AUTO TRADER GROUP PLC(b)(d)	65,400	104,273
55,018	AVIVA PLC	187,586	309,611
47,561	AVON RUBBER PLC	2,070,587	2,071,936
73,500	BABCOCK INTERNATIONAL GROUP PLC(b)	428,761	231,634
19,513	BAE SYSTEMS PLC	93,862	135,848
113,471	BAKKAVOR GROUP PLC(b)(d)	166,389	184,589
9,400	BELLWAY PLC	411,711	440,989
11,887	BERKELEY GROUP HOLDINGS PLC	653,869	727,438
186,163	BP PLC	678,607	756,203
27,414	BRITISH AMERICAN TOBACCO PLC	763,837	1,048,376
93,984	BRITISH LAND (THE) CO. PLC	402,942	654,051
5,069	BUNZL PLC	39,524	162,334
8,193	BURBERRY GROUP PLC(b)	40,501	214,433
53,800	CARETECH HOLDINGS PLC	347,241	399,028
150,170	CNH INDUSTRIAL N.V.(b)	1,374,699	2,323,697
513,300	COMPASS GROUP PLC(b)	6,968,102	10,342,092
2,457	CRODA INTERNATIONAL PLC	92,898	215,021
41,565	DIAGEO PLC	506,960	1,713,029
68,067	DIPLOMA PLC	2,399,117	2,390,971
177,500	DIRECT LINE INSURANCE GROUP PLC	614,920	766,650
108,100	DRAX GROUP PLC	316,682	625,912
40,654	EASYJET PLC(b)	523,562	548,238
4,107	FERGUSON PLC	80,053	490,774
52,825	GLAXOSMITHKLINE PLC	778,422	937,980
229,051	HSBC HOLDINGS PLC	1,186,722	1,336,338
2,889	IMPERIAL BRANDS PLC	51,779	59,423
51,372	INCHCAPE PLC(b)	314,977	533,285
21,041	INFORMA PLC(b)	99,674	162,382
245,854	INTEGRAFIN HOLDINGS PLC	1,594,768	1,718,397
2,594	INTERCONTINENTAL HOTELS GROUP PLC(b)	150,347	177,910
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A.(b)	60,221	89,741
423,658	J SAINSBURY PLC	1,107,817	1,416,333
8,056	JD SPORTS FASHION PLC(b)	79,356	91,580
2,128	JOHNSON MATTHEY PLC	33,879	88,391
105,200	JUPITER FUND MANAGEMENT PLC	408,685	404,050
323,974	KINGFISHER PLC(b)	863,159	1,421,625
58,758	LAND SECURITIES GROUP PLC	385,246	559,007
6,374,389	LLOYDS BANKING GROUP PLC(b)	4,290,780	3,737,862
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	576,919
342,484	MAN GROUP PLC	588,316	760,395
300,659	MARSTON'S PLC(b)	477,602	407,442
7,217	MEGGITT PLC(b)	16,687	47,498
68,053	MELROSE INDUSTRIES PLC	95,941	156,582
68,600	MICRO FOCUS INTERNATIONAL PLC	415,228	523,172
145,235	MORGAN ADVANCED MATERIALS PLC	467,561	623,688
47,031	NATIONAL GRID PLC	435,356	560,191
883,965	NATWEST GROUP PLC	2,035,613	2,391,570
6,959	NEXT PLC(b)	416,496	754,639
103,083	OSB GROUP PLC(b)	483,067	605,674
2,467	PRUDENTIAL PLC	44,765	52,393
12,212	RECKITT BENCKISER GROUP PLC	510,135	1,093,968
109,800	REDDE NORTHGATE PLC	378,816	466,221
57,235	REDROW PLC	447,916	495,518
65	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont'd):
51,587	RELX PLC	$687,193	1,295,826
233,478	RELX PLC (LONDON EXCHANGE)	3,502,561	5,854,866
23,058	RENTOKIL INITIAL PLC(b)	117,249	153,980
34,005	RIO TINTO PLC	893,598	2,601,801
27,049	ROLLS-ROYCE HOLDINGS PLC(b)	19,223	39,266
77,712	ROYAL MAIL PLC(b)	220,280	540,597
20,657	SAGE GROUP (THE) PLC	74,323	174,512
16,135	SEGRO PLC	67,053	208,557
114,270	SENIOR PLC(b)	287,158	174,389
13,084	SEVERN TRENT PLC	276,407	415,947
84,346	SMITH & NEPHEW PLC	1,456,438	1,602,330
3,071	SMITHS GROUP PLC	37,103	65,093
119,478	SOFTCAT PLC	1,549,622	2,986,236
414,000	SPEEDY HIRE PLC(b)	294,411	380,113
43,837	STANDARD CHARTERED PLC	302,908	301,866
82,413	STHREE PLC(b)	315,585	437,416
101,900	STOCK SPIRITS GROUP PLC	321,342	393,342
77,600	TATE & LYLE PLC	713,986	820,746
166,184	TEAM17 GROUP PLC(b)	1,375,801	1,729,715
731,546	TESCO PLC	2,332,221	2,307,974
148,000	TP ICAP GROUP PLC	641,118	496,718
292,028	TRAINLINE PLC(b)(d)	1,095,723	1,847,887
126,800	TYMAN PLC(b)	343,290	651,154
10,104	UNILEVER PLC	262,590	563,774
26,130	UNILEVER PLC (LONDON EXCHANGE)	657,907	1,461,086
8,137	UNITED UTILITIES GROUP PLC	56,989	103,853
555,361	VODAFONE GROUP PLC	906,849	1,009,701
2,809	WHITBREAD PLC(b)	69,922	132,671
324,500	WM MORRISON SUPERMARKETS PLC	792,191	816,201
64,102	WPP PLC	434,931	813,544
		59,888,724	86,108,314	9.53%
United States:
14,361	AON PLC, CLASS A	2,828,524	3,304,610
212,475	ARCH CAPITAL GROUP LTD.(b)	4,645,672	8,152,666
248,400	DIVERSIFIED GAS & OIL PLC	347,000	380,113
3,424	FIDELITY NATIONAL INFORMATION SERVICES, INC.	289,873	481,448
3,801	METTLER-TOLEDO INTERNATIONAL, INC.(b)	2,193,058	4,392,778
3,157	NEWMONT CORP.	101,845	190,118
28,584	RESMED, INC.	3,032,387	5,545,868
21,063	STERIS PLC	3,359,220	4,012,080
370	WHITE MOUNTAINS INSURANCE GROUP LTD.	379,799	412,513
		17,177,378	26,872,194	2.97%
Uruguay:
4,444	GLOBANT S.A.(b)	421,003	922,619
		421,003	922,619	0.10%
	Sub-total Common Stocks:	532,532,863	852,768,431	94.37%
Preferred Stocks:
Brazil:
82,669	AZUL S.A. ADR(b)(e)	741,475	1,669,087
263,400	CIA DE SANEAMENTO DO PARANA(b)	350,151	206,840
		1,091,626	1,875,927	0.21%
Germany:
1,739	BAYERISCHE MOTOREN WERKE A.G., 2.79%(g)	59,403	138,368
3,800	DRAEGERWERK A.G. & CO. KGAA, 0.28%(g)	311,648	305,699
10,197	JUNGHEINRICH A.G., 1.03%(g)	253,285	490,279
312	SARTORIUS A.G., 0.17%(g)	56,342	155,573
2,800	STO S.E. & CO. KGAA, 0.20%(g)	304,841	518,803
		985,519	1,608,722	0.18%
South Korea:
72,295	SAMSUNG ELECTRONICS CO. LTD., 1.86%(g)	3,016,399	4,663,163
		3,016,399	4,663,163	0.51%
	Sub-total Preferred Stocks:	5,093,544	8,147,812	0.90%
66	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2021 (unaudited)
Shares	Security	Cost	Fair value (a)	Percent of net assets
Rights:
Jersey:
8,361	XLMEDIA PLC(b)	$-	1,095
		-	1,095	0.00%
	Sub-total Rights:	-	1,095	0.00%
Warrants:
Switzerland:
128,698	CIE FINANCIERE RICHEMONT S.A.(b)	-	49,020
		-	49,020	0.01%
United Kingdom:
117,372	HSBC BANK PLC(b)	1,809,950	2,282,338
		1,809,950	2,282,338	0.25%
United States:
1	CENOVUS ENERGY, INC.(b)	4	4
		4	4	0.00%
	Sub-total Warrants:	1,809,954	2,331,362	0.26%
Short-Term Investments:
14,147,903	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO(h)	14,147,903	14,147,903
37,993,012	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.03%(i)	37,993,012	37,993,012
	Sub-total Short-Term Investments:	52,140,915	52,140,915	5.77%
	Grand total	$591,577,276	915,389,615	101.30%

Notes to Schedule of Investments:
(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Security has been deemed worthless and is a Level 3 investment.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(e)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.92% of net assets as of March 31, 2021.
(f)	Security is either wholly or partially on loan.
(g)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(h)	Investment relates to cash collateral received from portfolio securities loaned.
(i)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2020, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $25,824,393 with net purchases of $12,168,619 during the three months ended March 31, 2021.
67	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2021 (unaudited)
At March 31, 2021, the industry sectors for the Clearwater International Fund were:
Industry Sector	Percent of Long-Term Investments
Communication Services	5.10%
Consumer Discretionary	12.43
Consumer Staples	8.77
Energy	2.84
Financials	15.90
Health Care	11.73
Industrials	17.25
Information Technology	16.29
Materials	6.11
Real Estate	1.96
Utilities	1.62
100.00%
At March 31, 2021, the Clearwater International Fund’s investments were denominated in the following currencies:
Concentration by Currency	Percent of Long-Term Investments
Euro	22.18%
Japanese Yen	12.98
United States Dollar	11.51
British Pound	10.94
Swiss Franc	9.92
Canadian Dollar	6.72
Other currencies	25.75
100.00%
At March 31, 2021, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:
		Contract Amount
Counterparty	Contract Settlement Date					Deliver	Receive	Unrealized Appreciation (Depreciation)
Northern Trust	04/22/2021	JPY	143,685,123	USD	1,366,827	$68,842
68	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2021 (unaudited)
Fair value is an estimate of the price the Clearwater International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater International Fund's investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below.
•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.
•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurements. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.
Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater International Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater International Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater International Fund’s investments and other financial instruments, if any, which are carried at fair value, as of March 31, 2021.
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$33,021,352	$—	$—*	$33,021,352
Thailand	—	483,007	—	483,007
All other countries	819,264,072	—	—	819,264,072
Preferred Stocks	8,147,812	—	—	8,147,812
Rights	—	1,095	—	1,095
Warrants	2,331,362	—	—	2,331,362
Short-Term Investments	52,140,915	—	—	52,140,915
Total	$914,905,513	$484,102	$—	$915,389,615

* Security has been deemed worthless and is a Level 3 investment.
For the Clearwater International Fund, the investment value is comprised of equity securities, warrants and short-term investments. See the Clearwater International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.
There were no significant Level 3 valuations for which significant unobservable inputs were used at March 31, 2021.
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency exchange contracts	$—	$68,842	$—	$68,842
The forward foreign currency exchange contracts outstanding at March 31, 2021 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table.
69	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund
March 31, 2021 (unaudited)
Clearwater International Fund Portfolio Diversification
(as a percentage of net assets)
70	(Continued)